Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
May 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT3-0724
1.9887631.105
Corporate Bonds - 31.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		1,504,000	1,143,817
3.375% 8/15/26		10,348,000	6,621,939
			7,765,756
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		1,190,000	1,218,560
Wolfspeed, Inc. 1.875% 12/1/29		5,079,000	2,823,924
			4,042,484
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		709,000	690,330
4.375% 3/15/27(b)		591,000	580,866
			1,271,196
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		993,000	823,614
Redfin Corp. 0.5% 4/1/27		3,733,000	2,053,150
			2,876,764
TOTAL REAL ESTATE			4,147,960

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		994,000	1,024,143

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,051,000	953,869
Sunnova Energy International, Inc. 0.25% 12/1/26		654,000	285,144
			1,239,013
TOTAL UTILITIES			2,263,156

TOTAL CONVERTIBLE BONDS			18,219,356
Nonconvertible Bonds - 31.4%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
Altice France SA:
5.125% 1/15/29(b)		4,360,000	2,945,703
5.125% 7/15/29(b)		3,775,000	2,531,730
5.5% 1/15/28(b)		880,000	616,158
5.5% 10/15/29(b)		2,400,000	1,610,100
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,716,036
3.8% 12/1/57		8,798,000	6,125,072
4.3% 2/15/30		5,781,000	5,510,222
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		165,000	143,898
5.625% 9/15/28(b)		295,000	232,296
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		300,000	223,031
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		865,000	817,032
Consolidated Communications, Inc. 5% 10/1/28 (b)		690,000	565,798
Frontier Communications Holdings LLC:
5% 5/1/28(b)(c)		3,405,000	3,180,222
5.875% 10/15/27(b)		954,000	928,963
5.875% 11/1/29		705,000	608,195
8.75% 5/15/30(b)		831,000	859,960
IHS Holding Ltd.:
5.625% 11/29/26(b)		995,000	940,902
6.25% 11/29/28(b)		278,000	248,460
Iliad Holding SAS 8.5% 4/15/31 (b)		2,035,000	2,060,590
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	600,000	636,426
Level 3 Financing, Inc.:
3.875% 10/15/30(b)		190,000	104,390
4.5% 4/1/30(b)		1,425,000	808,665
4.875% 6/15/29(b)		145,000	86,839
10.5% 5/15/30(b)		3,766,000	3,726,349
11% 11/15/29(b)		526,321	539,571
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,600,000	1,715,740
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		560,000	478,240
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,280,000	1,222,400
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		2,179,000	2,000,061
Telecom Italia Capital SA:
6% 9/30/34(b)		1,094,000	1,042,790
7.2% 7/18/36(b)		842,000	860,861
7.2% 7/18/36		282,000	256,380
7.721% 6/4/38		98,000	89,694
7.721% 6/4/38(b)		202,000	210,470
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,099,000	1,073,242
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,200,000	1,135,500
Verizon Communications, Inc.:
2.355% 3/15/32		51,205,000	41,569,208
2.55% 3/21/31		30,387,000	25,619,864
3% 3/22/27		2,669,000	2,521,652
3.75% 2/28/36	EUR	1,150,000	1,221,363
5.012% 4/15/49		324,000	307,876
Windstream Escrow LLC 7.75% 8/15/28 (b)		2,470,000	2,320,583
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)		2,294,000	1,788,835
			124,201,367
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		2,005,000	1,746,896
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,100,000	1,206,962
			2,953,858
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	761,006
2.375% 10/9/30		345,000	290,714
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		350,000	330,173
2.39% 6/3/30(b)		745,000	636,509
3.975% 4/11/29(b)		260,000	246,106
			2,264,508
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		2,880,000	2,591,761
Altice Financing SA 5.75% 8/15/29 (b)		5,265,000	3,908,289
Altice France Holding SA:
6% 2/15/28(b)		4,274,000	1,330,358
10.5% 5/15/27(b)		160,000	59,199
Block Communications, Inc. 4.875% 3/1/28 (b)		500,000	416,857
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		2,079,000	1,675,748
4.25% 1/15/34(b)		2,020,000	1,505,081
4.5% 8/15/30(b)		1,635,000	1,358,531
4.5% 5/1/32		1,789,000	1,419,193
4.5% 6/1/33(b)		3,695,000	2,851,377
5.375% 6/1/29(b)		1,945,000	1,742,269
5.5% 5/1/26(b)		298,000	294,303
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,177,629
3.9% 6/1/52		22,000,000	13,806,961
4.4% 4/1/33		14,572,000	12,804,315
4.8% 3/1/50		5,000,000	3,686,990
5.25% 4/1/53		22,947,000	18,094,959
5.375% 5/1/47		25,864,000	20,791,189
5.5% 4/1/63		20,184,000	15,783,537
6.1% 6/1/29		10,981,000	10,992,998
6.484% 10/23/45		5,093,000	4,700,166
6.55% 6/1/34		5,988,000	6,000,191
6.834% 10/23/55		2,000,000	1,898,581
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)(c)		1,268,000	1,197,879
7.5% 6/1/29(b)		780,000	640,385
7.875% 4/1/30(b)(c)		1,990,000	1,979,131
9% 9/15/28(b)		1,325,000	1,379,068
Comcast Corp. 6.45% 3/15/37		797,000	859,205
CSC Holdings LLC:
3.375% 2/15/31(b)		3,005,000	1,759,771
4.125% 12/1/30(b)		1,490,000	918,821
4.5% 11/15/31(b)		630,000	385,359
4.625% 12/1/30(b)		3,460,000	1,454,770
5.375% 2/1/28(b)		1,375,000	965,659
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		1,650,000	30,319
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		560,000	525,847
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,708,641
4.65% 5/15/50		11,840,000	8,779,417
DISH DBS Corp. 5.75% 12/1/28 (b)		2,535,000	1,766,127
DISH Network Corp. 11.75% 11/15/27 (b)		5,419,000	5,436,949
Fox Corp.:
4.709% 1/25/29		3,602,000	3,522,364
5.476% 1/25/39		3,552,000	3,361,014
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		2,650,000	2,222,745
6.75% 10/15/27(b)		2,245,000	2,114,537
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		1,870,000	1,932,559
Sirius XM Radio, Inc.:
4.125% 7/1/30(b)		1,020,000	854,912
5.5% 7/1/29(b)		695,000	645,492
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		1,750,000	1,535,625
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,695,691
5.5% 9/1/41		4,708,000	3,937,603
5.875% 11/15/40		6,004,000	5,206,177
6.55% 5/1/37		17,014,000	16,135,641
7.3% 7/1/38		14,056,000	14,259,991
TV Azteca SA de CV 8.25% (Reg. S) (d)		2,133,000	826,388
Univision Communications, Inc.:
6.625% 6/1/27(b)		5,903,000	5,702,892
8% 8/15/28(b)		1,090,000	1,073,557
8.5% 7/31/31(b)(e)		120,000	117,998
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,600,000	1,341,214
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)		555,000	500,436
VTR Finance BV 6.375% 7/15/28 (b)		450,000	311,344
Warnermedia Holdings, Inc.:
3.755% 3/15/27		9,262,000	8,783,258
4.054% 3/15/29		3,210,000	2,955,757
4.279% 3/15/32		46,121,000	40,365,455
4.693% 5/17/33 (Reg. S)	EUR	2,050,000	2,211,763
5.05% 3/15/42		7,082,000	5,852,803
5.141% 3/15/52		50,412,000	39,795,679
Ziggo Bond Co. BV 6% 1/15/27 (b)		150,000	147,213
Ziggo BV 4.875% 1/15/30 (b)		1,285,000	1,145,301
			338,233,239
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		1,135,000	1,104,741
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		5,847,000	5,574,881
CT Trust 5.125% 2/3/32 (b)		1,425,000	1,237,969
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		4,081,000	3,838,696
Millicom International Cellular SA:
4.5% 4/27/31(b)		3,020,000	2,582,478
5.125% 1/15/28(b)		342,000	324,455
7.375% 4/2/32(b)		1,210,000	1,185,861
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		456,000	453,082
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	8,112,368
3.75% 4/15/27		12,950,000	12,419,254
3.875% 4/15/30		23,000,000	21,377,447
4.375% 4/15/40		2,795,000	2,429,980
4.5% 4/15/50		5,491,000	4,572,150
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		1,965,000	1,617,563
7.75% 4/15/32(b)		150,000	146,013
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	2,300,000	2,878,021
6.25% 10/3/78 (Reg. S)(f)		1,859,000	1,853,107
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		310,000	227,366
5.125% 1/15/28(b)		1,108,000	842,426
			72,777,858
TOTAL COMMUNICATION SERVICES			540,430,830

CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		385,000	393,108
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		260,000	258,663
Dana, Inc.:
4.25% 9/1/30		520,000	451,862
5.375% 11/15/27(c)		500,000	485,886
Hertz Corp.:
4.625% 12/1/26(b)		835,000	648,306
5% 12/1/29(b)		370,000	244,348
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		1,515,000	1,530,924
6.5% 3/26/31(b)		1,650,000	1,675,351
8.125% 3/30/29(b)		1,630,000	1,716,338
8.375% 5/1/28(b)		1,095,000	1,151,448
Metalsa SA de CV 3.75% 5/4/31 (b)		660,000	536,250
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	900,000	986,301
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	1,800,000	1,967,152
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	831,155
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,813,460
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		1,360,000	1,339,564
6.75% 4/23/30(b)		1,635,000	1,654,768
6.875% 4/14/28(b)		700,000	712,214
6.875% 4/23/32(b)		740,000	757,061
7.125% 4/14/30(b)		700,000	721,936
			19,876,095
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		1,180,000	1,138,110
Ford Motor Co.:
5.291% 12/8/46(c)		255,000	221,712
7.4% 11/1/46(c)		515,000	561,732
McLaren Finance PLC 7.5% 8/1/26 (b)		1,350,000	1,165,050
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(f)(g)		9,252,000	9,095,634
			12,182,238
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		435,000	358,223
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,284,656
John Lewis PLC 6.125% 1/21/25	GBP	8,381,000	10,671,501
Kohl's Corp. 4.25% 7/17/25		175,000	170,537
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	700,000	856,360
Match Group Holdings II LLC:
3.625% 10/1/31(b)(c)		385,000	320,666
4.125% 8/1/30(b)(c)		870,000	756,347
5% 12/15/27(b)		95,000	89,961
Nordstrom, Inc.:
4.25% 8/1/31		1,180,000	1,042,029
4.375% 4/1/30(c)		775,000	704,662
Prosus NV:
3.061% 7/13/31(b)		685,000	554,549
3.68% 1/21/30(b)		840,000	731,749
4.027% 8/3/50(b)		1,110,000	722,888
4.193% 1/19/32(b)		455,000	392,833
			18,656,961
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)(e)		1,380,000	1,393,252
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,505,000	1,572,435
			2,965,687
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		6,105,000	6,074,963
Service Corp. International:
4% 5/15/31		115,000	100,490
4.625% 12/15/27(c)		520,000	496,821
5.125% 6/1/29		700,000	672,758
Sotheby's 7.375% 10/15/27 (b)(c)		1,450,000	1,262,148
TKC Holdings, Inc.:
6.875% 5/15/28(b)		2,259,000	2,206,628
10.5% 5/15/29(b)		2,404,000	2,369,004
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)(c)		3,315,000	3,222,502
			16,405,314
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		665,000	617,783
4% 10/15/30(b)		2,149,000	1,869,937
5.75% 4/15/25(b)		548,000	545,883
Affinity Interactive 6.875% 12/15/27 (b)		1,295,000	1,152,441
Aramark Services, Inc.:
5% 4/1/25(b)		20,000	19,832
5% 2/1/28(b)(c)		1,338,000	1,279,263
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		365,000	353,822
6.4% 1/15/34(b)		730,000	766,500
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)		2,515,000	2,486,963
7% 2/15/30(b)		2,236,000	2,260,151
8.125% 7/1/27(b)(c)		987,000	1,006,238
Carnival Corp.:
5.75% 3/1/27(b)		565,000	554,594
6% 5/1/29(b)		1,925,000	1,881,400
6.65% 1/15/28		225,000	224,859
7.625% 3/1/26(b)		3,750,000	3,770,333
10.5% 6/1/30(b)		1,215,000	1,320,684
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		2,830,000	2,501,414
Garden SpinCo Corp. 8.625% 7/20/30 (b)		580,000	619,678
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		860,000	746,050
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		895,000	759,045
4% 5/1/31(b)		1,775,000	1,568,598
5.875% 4/1/29(b)		990,000	981,471
6.125% 4/1/32(b)		490,000	484,450
Hilton Grand Vacations Borrower Escrow LLC:
4.875% 7/1/31(b)		795,000	697,646
6.625% 1/15/32(b)		2,500,000	2,487,079
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,640,000	1,932,824
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		700,000	652,750
Life Time, Inc.:
5.75% 1/15/26(b)		2,130,000	2,117,738
8% 4/15/26(b)(c)		3,404,000	3,426,943
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		325,000	321,609
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		2,495,000	2,348,798
McDonald's Corp. 3.5% 7/1/27		3,551,000	3,388,063
Meituan:
2.125% 10/28/25(b)		995,000	946,805
3.05% 10/28/30(b)		665,000	571,277
Merlin Entertainments Group 7.375% 2/15/31 (b)(c)		600,000	608,113
MGM Resorts International 6.5% 4/15/32 (c)		1,185,000	1,158,709
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	985,680
NCL Corp. Ltd.:
3.625% 12/15/24(b)		1,844,000	1,817,135
5.875% 3/15/26(b)		690,000	678,430
NCL Finance Ltd. 6.125% 3/15/28 (b)		225,000	220,277
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		64,000	65,611
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		1,485,000	1,431,361
5.375% 7/15/27(b)		1,095,000	1,072,863
5.5% 8/31/26(b)		620,000	610,869
5.5% 4/1/28(b)		2,170,000	2,119,903
6.25% 3/15/32(b)		2,520,000	2,508,514
7.25% 1/15/30(b)		640,000	661,124
Station Casinos LLC:
4.5% 2/15/28(b)(c)		1,190,000	1,108,111
6.625% 3/15/32(b)(c)		1,175,000	1,153,478
Times Square Hotel Trust 8.528% 8/1/26 (b)		253,808	252,308
Viking Cruises Ltd. 9.125% 7/15/31 (b)		440,000	473,994
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		475,000	455,535
Voc Escrow Ltd. 5% 2/15/28 (b)		670,000	643,552
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,553,407
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)(c)		640,000	657,143
Yum! Brands, Inc.:
3.625% 3/15/31		660,000	574,796
4.625% 1/31/32		2,160,000	1,967,487
5.375% 4/1/32(c)		510,000	485,725
			70,927,046
Household Durables - 0.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		690,000	619,911
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		935,000	933,345
Landsea Homes Corp. 8.875% 4/1/29 (b)		605,000	586,472
LGI Homes, Inc.:
4% 7/15/29(b)		780,000	671,559
8.75% 12/15/28(b)		225,000	233,615
Newell Brands, Inc.:
5.7% 4/1/26		660,000	651,696
6.375% 9/15/27(c)		620,000	608,663
6.625% 9/15/29(c)		715,000	699,484
7% 4/1/46(h)		510,000	419,384
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,893,731
TopBuild Corp. 4.125% 2/15/32 (b)		990,000	863,763
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		600,000	598,500
			8,780,123
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)		2,405,000	2,396,067
Mattel, Inc. 5.45% 11/1/41		510,000	457,523
			2,853,590
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,590,452
AutoZone, Inc.:
4% 4/15/30		11,145,000	10,446,091
4.75% 8/1/32		15,000,000	14,336,962
Bath & Body Works, Inc. 6.694% 1/15/27		480,000	484,383
Carvana Co.:
4.875% 9/1/29(b)		1,471,000	1,029,700
5.5% 4/15/27(b)		775,000	635,500
5.625% 10/1/25(b)		1,600,000	1,543,643
5.875% 10/1/28(b)		455,000	350,350
10.25% 5/1/30(b)		120,000	102,000
12% 12/1/28 pay-in-kind(b)(f)		605,765	633,254
13% 6/1/30 pay-in-kind(b)(f)		654,590	673,700
14% 6/1/31 pay-in-kind(b)(f)		1,416,010	1,492,072
Champions Financing, Inc. 8.75% 2/15/29 (b)		2,475,000	2,544,457
Hudson Automotive Group 8% 5/15/32 (b)(c)		730,000	752,329
LCM Investments Holdings 8.25% 8/1/31 (b)		655,000	679,592
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,369,555
3.75% 4/1/32		27,423,000	24,801,215
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,020,000	827,342
7.875% 5/1/29(b)		825,000	561,078
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,350,718
Sally Holdings LLC 6.75% 3/1/32 (c)		1,270,000	1,245,810
Staples, Inc.:
7.5% 4/15/26(b)		1,310,000	1,309,767
10.75% 4/15/27(b)		2,035,000	1,811,796
10.75% 9/1/29(b)(e)		2,215,000	2,143,248
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)(c)		1,595,000	1,634,395
			75,349,409
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.:
4.125% 8/15/31(b)		840,000	730,538
4.25% 3/15/29(b)		500,000	456,394
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		410,000	367,975
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)		210,000	181,513
Tapestry, Inc.:
7% 11/27/26		6,493,000	6,666,620
7.05% 11/27/25		2,407,000	2,446,819
7.35% 11/27/28		10,385,000	10,754,060
7.7% 11/27/30		11,966,000	12,502,673
7.85% 11/27/33		11,966,000	12,613,720
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,280,000	1,898,831
			48,619,143
TOTAL CONSUMER DISCRETIONARY			276,615,606

CONSUMER STAPLES - 1.0%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		10,214,000	8,986,302
5.45% 1/23/39		9,200,000	9,227,998
5.55% 1/23/49		21,036,000	21,069,440
5.8% 1/23/59 (Reg. S)		22,287,000	23,098,192
Central American Bottling Corp. 5.25% 4/27/29 (b)		1,280,000	1,198,726
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,143,865
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		3,495,000	3,229,501
			85,954,024
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		1,720,000	1,534,082
4.875% 2/15/30(b)		1,635,000	1,529,377
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,795,000	2,065,433
KeHE Distributor / Nextwave 9% 2/15/29 (b)		2,490,000	2,522,185
Minerva Luxembourg SA 8.875% 9/13/33 (b)		605,000	630,995
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,065,000	1,047,361
Performance Food Group, Inc. 5.5% 10/15/27 (b)		1,314,000	1,280,684
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	700,000	785,674
Sigma Holdco BV 7.875% 5/15/26 (b)		1,950,000	1,896,375
Sysco Corp.:
5.95% 4/1/30		4,765,000	4,945,596
6.6% 4/1/50		7,190,000	8,012,334
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	2,115,000	2,374,529
U.S. Foods, Inc.:
4.625% 6/1/30(b)		580,000	532,602
4.75% 2/15/29(b)		655,000	614,810
6.875% 9/15/28(b)		820,000	834,347
United Natural Foods, Inc. 6.75% 10/15/28 (b)		255,000	210,455
			30,816,839
Food Products - 0.1%
Adecoagro SA 6% 9/21/27 (b)		990,000	958,444
Camposol SA 6% 2/3/27 (b)		450,000	365,625
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)		850,000	830,877
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)		1,160,000	1,191,878
JDE Peet's BV 2.25% 9/24/31 (b)		1,978,000	1,566,722
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)(c)		3,330,000	2,994,863
4.375% 1/31/32(b)		160,000	141,302
MARB BondCo PLC 3.95% 1/29/31 (b)		620,000	501,425
Pilgrim's Pride Corp. 4.25% 4/15/31		310,000	279,038
Post Holdings, Inc.:
4.625% 4/15/30(b)		775,000	703,748
5.5% 12/15/29(b)		1,209,000	1,151,562
6.25% 2/15/32(b)(c)		1,515,000	1,506,015
TreeHouse Foods, Inc. 4% 9/1/28 (c)		735,000	654,518
			12,846,017
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	1,000,000	1,078,564

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		510,000	521,066

Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,686,514
4.5% 5/2/43		7,299,000	5,974,689
4.8% 2/14/29		1,994,000	1,955,432
5.95% 2/14/49		2,582,000	2,521,983
BAT Capital Corp.:
5.834% 2/20/31		2,700,000	2,734,770
6.421% 8/2/33		13,161,000	13,742,437
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	2,800,000	2,962,430
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		6,702,000	6,585,843
6.125% 7/27/27(b)		7,555,000	7,667,115
Reynolds American, Inc.:
4.45% 6/12/25		3,319,000	3,278,308
5.7% 8/15/35		1,538,000	1,508,316
5.85% 8/15/45		12,953,000	12,059,842
6.15% 9/15/43		1,637,000	1,603,223
7.25% 6/15/37		1,835,000	1,976,134
			73,257,036
TOTAL CONSUMER STAPLES			204,473,546

ENERGY - 3.9%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		3,130,000	2,997,729
Guara Norte SARL 5.198% 6/15/34 (b)		809,667	736,088
Halliburton Co.:
3.8% 11/15/25		86,000	84,004
4.85% 11/15/35		3,103,000	2,960,213
Jonah Energy Parent LLC 12% 11/5/25 (i)(j)		808,041	867,674
Nabors Industries, Inc. 9.125% 1/31/30 (b)		310,000	320,104
Oleoducto Central SA 4% 7/14/27 (b)		802,000	739,043
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		615,000	645,530
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,024,000	2,034,363
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	408,200
Technip Energies NV 1.125% 5/28/28	EUR	495,000	482,393
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		903,000	917,267
8.375% 11/7/28(b)		260,000	276,565
Transocean Aquila Ltd. 8% 9/30/28 (b)		460,000	467,665
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		663,525	661,784
Transocean, Inc.:
8% 2/1/27(b)		2,142,000	2,150,621
8.25% 5/15/29(b)		790,000	790,186
8.5% 5/15/31(b)		1,270,000	1,268,706
8.75% 2/15/30(b)		364,500	380,257
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)		1,185,000	1,186,341
Valaris Ltd. 8.375% 4/30/30 (b)		2,620,000	2,708,033
Vallourec SA 7.5% 4/15/32 (b)		1,700,000	1,749,227
Yinson Boronia Production BV 8.947% 7/31/42 (b)		1,485,000	1,495,395
			26,327,388
Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		1,140,000	1,127,024
Antero Resources Corp. 7.625% 2/1/29 (b)		500,000	515,055
Baytex Energy Corp. 7.375% 3/15/32 (b)		1,180,000	1,193,655
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		415,000	419,351
7.25% 7/15/32(b)		164,000	167,093
California Resources Corp.:
7.125% 2/1/26(b)		880,000	884,442
8.25% 6/15/29(b)(e)		1,705,000	1,707,638
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		970,000	921,147
Canacol Energy Ltd. 5.75% 11/24/28 (b)		2,050,000	1,075,584
Canadian Natural Resources Ltd.:
2.95% 7/15/30		12,000,000	10,465,065
5.85% 2/1/35		3,955,000	3,930,906
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	8,912,606
5.4% 6/15/47		1,366,000	1,261,124
6.75% 11/15/39		547,000	586,379
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		885,000	879,098
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		1,455,000	1,455,428
7% 6/15/25(b)		3,194,000	3,197,520
8.375% 1/15/29(b)		1,568,000	1,623,131
CNX Midstream Partners LP 4.75% 4/15/30 (b)		1,100,000	989,327
CNX Resources Corp.:
7.25% 3/1/32(b)		1,240,000	1,257,128
7.375% 1/15/31(b)(c)		1,350,000	1,373,887
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,382,000	2,417,033
6.036% 11/15/33(b)		6,422,000	6,545,900
6.497% 8/15/43(b)		1,920,000	2,002,122
6.544% 11/15/53(b)		3,456,000	3,661,821
6.714% 8/15/63(b)		2,069,000	2,196,921
Comstock Resources, Inc.:
5.875% 1/15/30(b)		2,264,000	2,086,935
6.75% 3/1/29(b)(c)		1,490,000	1,441,255
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		2,500,000	2,568,688
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		605,000	616,552
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		1,580,000	1,558,275
5.625% 10/15/25(b)		200,000	199,496
CVR Energy, Inc.:
5.75% 2/15/28(b)		3,553,000	3,279,168
8.5% 1/15/29(b)		1,535,000	1,541,563
DCP Midstream Operating LP:
5.125% 5/15/29		7,248,000	7,135,241
6.45% 11/3/36(b)		4,987,000	5,177,284
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		2,715,000	2,680,315
8.625% 3/15/29(b)		1,450,000	1,482,677
DT Midstream, Inc.:
4.125% 6/15/29(b)		435,000	397,786
4.375% 6/15/31(b)		160,000	143,718
Ecopetrol SA:
4.625% 11/2/31		600,000	485,700
8.875% 1/13/33		1,915,000	1,960,481
EG Global Finance PLC 12% 11/30/28 (b)		6,390,000	6,618,312
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		2,530,000	2,151,639
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		545,000	543,127
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		1,225,000	1,162,733
8.5% 9/30/33 (Reg. S)(b)		450,000	441,753
Energean PLC 6.5% 4/30/27 (b)		2,445,000	2,304,413
Energy Transfer LP:
3.75% 5/15/30		24,728,000	22,618,782
4.95% 6/15/28		7,159,000	7,043,309
5% 5/15/50		21,347,000	18,121,012
5.25% 4/15/29		4,040,000	4,016,606
5.4% 10/1/47		19,219,000	17,257,401
5.8% 6/15/38		3,992,000	3,872,288
6% 6/15/48		3,699,000	3,575,407
6.125% 12/15/45		900,000	887,484
6.25% 4/15/49		2,774,000	2,762,774
7.375% 2/1/31(b)		760,000	789,006
EnLink Midstream LLC:
5.625% 1/15/28(b)		655,000	647,091
6.5% 9/1/30(b)		1,275,000	1,302,429
EnLink Midstream Partners LP 4.15% 6/1/25		625,000	614,328
EQM Midstream Partners LP:
4% 8/1/24		1,555,000	1,548,269
4.75% 1/15/31(b)(c)		540,000	495,876
6% 7/1/25(b)		145,000	144,907
6.5% 7/1/27(b)		120,000	121,006
6.5% 7/15/48(c)		260,000	260,142
FEL Energy VI SARL 5.75% 12/1/40 (b)		705,642	645,442
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		437,616	370,359
2.625% 3/31/36(b)		2,575,000	2,065,794
GeoPark Ltd. 5.5% 1/17/27 (b)		1,020,000	921,188
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,530,000	1,506,439
7% 8/1/27		2,462,000	2,470,590
8.25% 1/15/32(b)(c)		75,000	77,162
Golar LNG Ltd. 7% 10/20/25 (b)		2,630,000	2,608,566
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		1,770,000	1,683,159
Harbour Energy PLC 5.5% 10/15/26 (b)		154,000	150,730
Harvest Midstream I LP:
7.5% 9/1/28(b)		2,310,000	2,344,090
7.5% 5/15/32(b)		700,000	709,493
Hess Corp.:
5.6% 2/15/41		10,536,000	10,510,783
5.8% 4/1/47		13,479,000	13,512,975
7.125% 3/15/33		2,041,000	2,291,381
7.3% 8/15/31		4,951,000	5,525,676
7.875% 10/1/29		8,500,000	9,489,340
Hess Midstream Operations LP:
4.25% 2/15/30(b)		600,000	545,360
5.125% 6/15/28(b)		1,815,000	1,748,466
5.5% 10/15/30(b)		415,000	398,307
5.625% 2/15/26(b)		2,025,000	2,012,225
6.5% 6/1/29(b)		515,000	520,768
HF Sinclair Corp. 5% 2/1/28 (b)		2,650,000	2,561,871
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		2,330,000	2,445,175
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		645,000	524,295
5.375% 4/24/30(b)		370,000	358,049
5.75% 4/19/47(b)		250,000	212,920
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		15,589,000	14,383,662
6.55% 9/15/40		686,000	708,251
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,538,000
5.55% 6/1/45		4,783,000	4,489,174
Kinetik Holdings LP:
5.875% 6/15/30(b)		3,385,000	3,298,643
6.625% 12/15/28(b)		640,000	646,752
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		2,695,000	2,636,087
7.5% 3/1/28(b)		705,000	669,052
7.75% 5/1/27(b)		281,000	273,584
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		985,000	964,329
Matador Resources Co. 6.5% 4/15/32 (b)		1,420,000	1,417,232
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		1,830,197	1,646,605
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		890,000	860,675
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,005,000	1,042,688
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)(k)		293,000	294,494
Mesquite Energy, Inc. 7.25% (b)(d)(j)		4,592,000	0
MPLX LP:
4.8% 2/15/29		2,198,000	2,151,767
4.875% 12/1/24		4,860,000	4,842,330
4.95% 9/1/32		14,675,000	13,966,640
5.5% 2/15/49		6,593,000	6,101,431
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		647,000	561,422
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		305,000	197,808
7.65% (Reg. S)(d)		907,250	780,235
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		6,650,000	6,259,285
6.75% 9/15/25(b)		3,349,300	3,309,678
8.75% 3/15/29(b)(c)		2,810,000	2,697,207
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)		630,000	641,307
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)(c)		2,050,000	2,084,245
8.75% 6/15/31(b)		630,000	660,077
Occidental Petroleum Corp.:
4.2% 3/15/48		640,000	482,878
4.4% 4/15/46		1,670,000	1,320,124
4.4% 8/15/49		770,000	569,427
4.5% 7/15/44		1,375,000	1,064,131
5.55% 3/15/26		8,636,000	8,625,037
6.125% 1/1/31(c)		1,225,000	1,251,509
6.45% 9/15/36(c)		8,786,000	9,151,844
6.6% 3/15/46		10,444,000	10,925,792
7.5% 5/1/31(c)		12,314,000	13,551,860
7.875% 9/15/31(c)		415,000	464,911
7.95% 6/15/39		320,000	366,953
Parkland Corp.:
4.5% 10/1/29(b)		730,000	664,025
4.625% 5/1/30(b)		2,980,000	2,708,569
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		2,910,000	2,989,235
Permian Resources Operating LLC:
5.875% 7/1/29(b)		1,855,000	1,810,944
7% 1/15/32(b)		325,000	332,023
7.75% 2/15/26(b)		910,000	917,892
Petroleos de Venezuela SA:
5.375%(d)		353,900	41,583
6%(b)(d)		1,619,833	194,380
6%(b)(d)		1,847,331	217,985
12.75%(b)(d)		98,000	14,308
Petroleos Mexicanos:
4.5% 1/23/26		13,054,000	12,351,434
5.35% 2/12/28		815,000	718,830
5.95% 1/28/31		47,500,000	38,448,875
6.35% 2/12/48		31,726,000	20,461,684
6.49% 1/23/27		14,935,000	14,209,159
6.5% 3/13/27		34,579,000	32,621,829
6.5% 6/2/41		255,000	176,588
6.625% 6/15/35		3,392,000	2,603,360
6.7% 2/16/32		19,657,000	16,509,914
6.75% 9/21/47		18,053,000	12,032,505
6.84% 1/23/30		20,067,000	17,745,047
6.875% 10/16/25		575,000	569,609
6.875% 8/4/26		1,070,000	1,043,678
6.95% 1/28/60		16,303,000	10,864,319
7.69% 1/23/50		31,233,000	22,672,035
Petronas Capital Ltd.:
3.404% 4/28/61(b)		1,050,000	697,725
3.5% 4/21/30(b)		335,000	306,157
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		575,000	563,680
Phillips 66 Co. 3.85% 4/9/25		1,307,000	1,287,971
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,443,372
3.6% 11/1/24		2,794,000	2,768,057
Prairie Acquiror LP 9% 8/1/29 (b)		1,135,000	1,166,408
PT Adaro Indonesia 4.25% 10/31/24 (b)		1,565,000	1,546,517
PT Pertamina Persero 4.175% 1/21/50 (b)		405,000	309,698
QatarEnergy:
1.375% 9/12/26(b)		2,205,000	2,021,566
2.25% 7/12/31(b)		2,080,000	1,721,096
3.125% 7/12/41(b)		2,485,000	1,827,544
3.3% 7/12/51(b)		1,545,000	1,064,304
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		110,000	100,479
4.95% 7/15/29(b)		1,290,000	1,194,854
6.875% 4/15/40(b)		490,000	465,655
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		1,260,000	1,172,090
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,646,351
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		1,880,000	1,569,988
3.25% 11/24/50(b)		1,205,000	799,674
3.5% 4/16/29(b)		2,140,000	1,987,204
3.5% 11/24/70(b)		645,000	410,304
4.25% 4/16/39(b)		2,995,000	2,564,469
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		325,000	289,913
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		820,000	850,770
SM Energy Co. 5.625% 6/1/25		845,000	841,738
Southwestern Energy Co. 4.75% 2/1/32		1,190,000	1,078,617
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		335,000	342,072
7.25% 5/1/32(b)(c)		515,000	527,249
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29(c)		1,460,000	1,339,760
5.875% 3/15/28		1,270,000	1,249,343
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		3,863,000	3,684,590
6% 3/1/27(b)		1,160,000	1,135,807
6% 12/31/30(b)		2,245,000	2,115,780
6% 9/1/31(b)		2,610,000	2,444,570
Talos Production, Inc.:
9% 2/1/29(b)(c)		540,000	566,502
9.375% 2/1/31(b)(c)		760,000	804,342
Teine Energy Ltd. 6.875% 4/15/29 (b)		340,000	332,410
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		955,000	780,034
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,604,638
4% 9/15/25		1,089,000	1,067,315
4.65% 8/15/32		34,934,000	33,103,791
5.3% 8/15/52		3,368,000	3,108,018
5.75% 6/24/44		6,964,000	6,826,508
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,987,504
Tullow Oil PLC:
7% 3/1/25(b)		810,000	782,881
10.25% 5/15/26(b)		1,930,000	1,864,670
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		2,620,000	2,359,586
4.125% 8/15/31(b)		375,000	331,189
6.25% 1/15/30(b)		415,000	415,998
Viper Energy, Inc. 7.375% 11/1/31 (b)		500,000	516,452
Western Midstream Operating LP:
4.65% 7/1/26		2,834,000	2,769,341
4.75% 8/15/28		2,108,000	2,050,990
5.25% 2/1/50		1,280,000	1,111,694
5.3% 3/1/48		640,000	550,065
5.5% 8/15/48		385,000	334,005
			739,652,457
TOTAL ENERGY			765,979,845

FINANCIALS - 13.3%
Banks - 5.7%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	2,000,000	2,161,706
Access Bank PLC 6.125% 9/21/26 (b)		1,015,000	964,747
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(f)	EUR	4,400,000	4,552,801
5.25% 10/23/31 (Reg. S)(f)	EUR	1,120,000	1,292,517
6.608% 9/13/29(b)(f)		1,000,000	1,028,164
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (f)		2,800,000	2,799,186
Banco Do Brasil SA 6% 3/18/31 (b)		790,000	770,803
Bank of America Corp.:
2.299% 7/21/32(f)		18,130,000	14,754,242
3.419% 12/20/28(f)		8,456,000	7,916,870
3.705% 4/24/28(f)		11,813,000	11,276,046
4.2% 8/26/24		14,710,000	14,654,461
4.25% 10/22/26		5,344,000	5,208,513
4.376% 4/27/28(f)		20,000,000	19,460,365
4.571% 4/27/33(f)		10,000,000	9,391,344
5.015% 7/22/33(f)		121,493,000	118,373,117
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(f)		2,750,000	2,716,711
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		390,000	379,466
Barclays PLC:
5.088% 6/20/30(f)		14,797,000	14,280,566
5.2% 5/12/26		6,970,000	6,882,483
5.262% 1/29/34 (Reg. S)(f)	EUR	4,140,000	4,815,655
5.69% 3/12/30(f)		15,000,000	14,990,322
5.829% 5/9/27(f)		23,950,000	23,956,596
6.224% 5/9/34(f)		13,560,000	13,879,746
6.49% 9/13/29(f)		18,477,000	19,102,824
8.407% 11/14/32 (Reg. S)(f)	GBP	1,350,000	1,817,324
BNP Paribas SA:
2.159% 9/15/29(b)(f)		5,025,000	4,372,799
2.219% 6/9/26(b)(f)		15,515,000	14,970,181
2.5% 3/31/32 (Reg. S)(f)	EUR	2,200,000	2,266,661
4.125% 5/24/33 (Reg. S)	EUR	1,400,000	1,578,359
BPCE SA:
1.5% 1/13/42 (Reg. S)(f)	EUR	2,800,000	2,791,115
5.716% 1/18/30(b)(f)		1,350,000	1,349,247
7.003% 10/19/34(b)(f)		1,105,000	1,190,349
Citigroup, Inc.:
4.3% 11/20/26		3,067,000	2,992,284
4.4% 6/10/25		7,473,000	7,377,249
4.412% 3/31/31(f)		22,342,000	21,215,238
4.45% 9/29/27		10,486,000	10,206,692
4.6% 3/9/26		4,812,000	4,733,565
4.91% 5/24/33(f)		54,777,000	52,529,241
5.875% 7/1/24 (Reg. S)	GBP	850,000	1,082,788
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,416,632
Commerzbank AG:
4.875% 10/16/34 (Reg. S)(f)	EUR	1,500,000	1,621,452
8.625% 2/28/33 (Reg. S)(f)	GBP	400,000	538,641
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(f)		5,339,000	4,791,050
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	700,000	758,834
4% 1/10/30 (Reg. S)	EUR	1,600,000	1,762,524
4.375% 8/4/25		9,413,000	9,249,063
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	2,290,000	2,680,271
4.75% 6/21/30 (Reg. S)(f)	EUR	2,803,000	3,146,749
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (f)	EUR	1,000,000	951,919
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		1,185,000	1,113,607
6% 4/15/25(b)(c)		533,000	530,239
8% 6/15/27(b)(c)		560,000	581,238
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S)(f)	EUR	2,340,000	2,652,273
4.856% 5/23/33 (Reg. S)(f)	EUR	3,000,000	3,436,039
4.95% 3/31/30		3,002,000	2,939,508
6.8% 9/14/31(f)	GBP	690,000	934,765
7.39% 11/3/28(f)		1,700,000	1,795,449
8.201% 11/16/34 (Reg. S)(f)	GBP	1,900,000	2,625,995
ING Groep NV:
4.5% 5/23/29 (Reg. S)(f)	EUR	1,400,000	1,551,153
4.75% 5/23/34 (Reg. S)(f)	EUR	4,800,000	5,528,568
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		3,181,000	3,002,251
4.198% 6/1/32(b)(f)		2,306,000	1,947,861
5.017% 6/26/24(b)		9,000,000	8,988,366
5.71% 1/15/26(b)		32,489,000	32,174,935
6.625% 6/20/33(b)		1,490,000	1,540,961
JPMorgan Chase & Co.:
2.956% 5/13/31(f)		9,435,000	8,208,947
3.761% 3/21/34 (Reg. S)(f)	EUR	1,400,000	1,502,321
3.875% 9/10/24		12,990,000	12,922,499
4.323% 4/26/28(f)		25,000,000	24,317,200
4.452% 12/5/29(f)		20,700,000	20,021,114
4.493% 3/24/31(f)		30,800,000	29,578,795
4.586% 4/26/33(f)		73,217,000	69,305,996
4.912% 7/25/33(f)		53,314,000	51,667,175
5.299% 7/24/29(f)		22,500,000	22,474,561
5.717% 9/14/33(f)		22,300,000	22,554,466
Jyske Bank A/S:
5% 10/26/28(f)	EUR	1,100,000	1,224,093
5.125% 5/1/35 (Reg. S)(f)	EUR	712,000	786,179
KBC Group NV 6.324% 9/21/34 (b)(f)		2,650,000	2,740,389
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	1,840,000	2,134,988
4.5% 1/11/29 (Reg. S)(f)	EUR	1,170,000	1,298,423
4.75% 9/21/31 (Reg. S)(f)	EUR	2,900,000	3,271,712
Magyar Export-Import Bank 6.125% 12/4/27 (b)		340,000	341,809
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	3,085,000	3,600,656
3.073% 5/22/28(f)		9,805,000	9,153,717
3.622% 8/14/30 (Reg. S)(f)	GBP	1,055,000	1,312,728
4.771% 2/16/29 (Reg. S)(f)	EUR	3,000,000	3,343,163
4.8% 4/5/26		9,111,000	8,996,190
7.416% 6/6/33 (Reg. S)(f)	GBP	1,550,000	2,048,699
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	3,200,000	3,524,728
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (f)		410,000	429,590
Societe Generale:
1.038% 6/18/25(b)(f)		36,500,000	36,418,329
1.488% 12/14/26(b)(f)		18,670,000	17,447,315
4.25% 4/14/25(b)		1,800,000	1,770,514
4.75% 11/24/25(b)		400,000	392,593
6.691% 1/10/34(b)(f)		1,000,000	1,044,466
Synchrony Bank:
5.4% 8/22/25		14,157,000	14,020,530
5.625% 8/23/27		12,818,000	12,639,843
UniCredit SpA:
5.459% 6/30/35(b)(f)		2,132,000	2,002,268
5.861% 6/19/32(b)(f)		775,000	758,938
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (f)	GBP	3,000,000	4,114,999
Wells Fargo & Co.:
3.526% 3/24/28(f)		19,749,000	18,777,538
4.478% 4/4/31(f)		30,867,000	29,394,369
4.897% 7/25/33(f)		70,571,000	67,531,363
5.013% 4/4/51(f)		26,156,000	23,849,475
5.499% 1/23/35(f)		8,163,000	8,092,285
5.574% 7/25/29(f)		21,000,000	21,118,712
Western Alliance Bancorp. 3% 6/15/31 (f)		3,043,000	2,723,485
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	6,939,798
			1,123,139,644
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25		2,567,000	2,503,695
Ares Capital Corp. 3.875% 1/15/26		25,763,000	24,847,758
AssuredPartners, Inc.:
5.625% 1/15/29(b)		1,015,000	944,542
7.5% 2/15/32(b)		1,515,000	1,506,034
Athene Global Funding:
5.339% 1/15/27(b)		28,368,000	28,730,075
5.583% 1/9/29(b)		12,707,000	12,698,248
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	38,023,238
4.875% 4/14/26	GBP	2,145,000	2,638,897
7.05% 9/29/25		18,929,000	19,111,724
Coinbase Global, Inc.:
3.375% 10/1/28(b)		230,000	196,564
3.625% 10/1/31(b)		2,345,000	1,864,887
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	1,900,000	2,020,446
4% 6/24/32 (Reg. S)(f)	EUR	3,900,000	4,112,564
4.1% 1/13/26		3,085,000	3,014,563
4.5% 4/1/25		43,904,000	43,328,536
6.125% 12/12/30 (Reg. S)(f)	GBP	3,600,000	4,615,925
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		29,675,000	25,004,650
5.882% 7/8/31(f)		4,150,000	4,061,468
6.72% 1/18/29(f)		10,450,000	10,790,291
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		18,352,000	14,979,644
3.102% 2/24/33(f)		39,245,000	33,307,533
3.691% 6/5/28(f)		72,922,000	69,433,041
3.75% 5/22/25		7,259,000	7,133,142
3.8% 3/15/30		36,810,000	34,184,130
6.75% 10/1/37		3,974,000	4,313,154
Hightower Holding LLC 6.75% 4/15/29 (b)		1,895,000	1,776,535
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		680,000	629,596
7.125% 4/30/31(b)		1,705,000	1,735,833
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		655,000	602,154
Moody's Corp. 3.25% 1/15/28		4,181,000	3,956,012
Morgan Stanley:
3.622% 4/1/31(f)		21,065,000	19,228,031
3.955% 3/21/35 (Reg. S)(f)	EUR	1,500,000	1,614,428
4.21% 4/20/28(f)		20,000,000	19,384,406
4.431% 1/23/30(f)		8,668,000	8,349,351
4.656% 3/2/29(f)	EUR	1,300,000	1,449,832
4.889% 7/20/33(f)		44,206,000	42,358,592
5.449% 7/20/29(f)		10,520,000	10,556,817
6.407% 11/1/29(f)		30,000,000	31,221,891
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29		11,081,000	10,993,442
StoneX Group, Inc. 7.875% 3/1/31 (b)		862,000	882,162
UBS Group AG:
1.494% 8/10/27(b)(f)		11,454,000	10,467,611
2.125% 11/15/29 (Reg. S)(f)	GBP	2,000,000	2,224,290
2.593% 9/11/25(b)(f)		21,556,000	21,360,830
3.75% 3/26/25		7,059,000	6,949,285
3.869% 1/12/29(b)(f)		6,719,000	6,342,425
4.125% 9/24/25(b)		6,852,000	6,709,434
4.125% 6/9/33 (Reg. S)(f)	EUR	3,220,000	3,508,200
4.194% 4/1/31(b)(f)		19,422,000	18,054,097
4.75% 3/17/32 (Reg. S)(f)	EUR	6,120,000	6,922,727
6.537% 8/12/33(b)(f)		30,000,000	31,596,326
			662,239,056
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		5,735,000	5,638,329
2.45% 10/29/26		8,002,000	7,445,668
3% 10/29/28		8,382,000	7,573,191
3.3% 1/30/32		18,966,000	16,154,553
4.45% 4/3/26		6,213,000	6,093,263
5.75% 6/6/28		10,000,000	10,082,882
6.45% 4/15/27		26,721,000	27,352,407
6.5% 7/15/25		7,456,000	7,512,867
Ally Financial, Inc.:
4.75% 6/9/27		25,000,000	24,272,501
5.125% 9/30/24		4,357,000	4,346,540
5.75% 11/20/25(c)		11,230,000	11,179,176
5.8% 5/1/25		11,179,000	11,171,432
6.7% 2/14/33(c)		2,415,000	2,417,215
7.1% 11/15/27		21,840,000	22,725,387
8% 11/1/31		5,892,000	6,449,639
Capital One Financial Corp.:
2.636% 3/3/26(f)		10,020,000	9,782,168
3.273% 3/1/30(f)		12,815,000	11,516,193
3.65% 5/11/27		29,451,000	28,108,763
3.8% 1/31/28		13,624,000	12,912,588
4.927% 5/10/28(f)		27,617,000	27,183,805
4.985% 7/24/26(f)		14,379,000	14,245,871
5.247% 7/26/30(f)		22,350,000	21,832,250
5.817% 2/1/34(f)		6,429,000	6,342,088
6.377% 6/8/34(f)		3,571,000	3,658,131
Capstone Borrower, Inc. 8% 6/15/30 (b)		655,000	665,350
Discover Financial Services:
3.95% 11/6/24		5,349,000	5,302,817
4.1% 2/9/27		6,829,000	6,562,613
4.5% 1/30/26		9,265,000	9,087,360
6.7% 11/29/32		3,827,000	3,999,578
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		2,075,000	2,077,186
9.25% 4/1/29(b)		865,000	900,201
Ford Motor Credit Co. LLC:
3.625% 6/17/31		255,000	217,832
4% 11/13/30		650,000	576,163
4.063% 11/1/24		42,632,000	42,285,454
4.125% 8/17/27		1,415,000	1,341,871
4.445% 2/14/30	EUR	1,300,000	1,412,117
4.95% 5/28/27		10,000,000	9,749,888
6.86% 6/5/26	GBP	2,140,000	2,786,483
Navient Corp.:
4.875% 3/15/28		285,000	261,016
5% 3/15/27		305,000	289,443
5.625% 8/1/33		415,000	337,023
OneMain Finance Corp.:
3.5% 1/15/27		595,000	550,313
3.875% 9/15/28		2,440,000	2,170,436
5.375% 11/15/29(c)		1,770,000	1,646,126
6.875% 3/15/25		1,380,000	1,389,842
7.125% 3/15/26		1,800,000	1,826,423
7.5% 5/15/31		715,000	715,339
9% 1/15/29		165,000	173,202
PRA Group, Inc. 8.875% 1/31/30 (b)		550,000	543,826
Shriram Finance Ltd.:
4.15% 7/18/25(b)		1,035,000	1,005,891
6.625% 4/22/27(b)		430,000	428,388
SLM Corp. 4.2% 10/29/25		620,000	603,705
Synchrony Financial:
3.95% 12/1/27		14,204,000	13,297,493
4.25% 8/15/24		11,783,000	11,741,522
5.15% 3/19/29		17,088,000	16,373,748
			446,315,556
Financial Services - 1.2%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		430,000	435,128
Block, Inc.:
2.75% 6/1/26		810,000	762,843
3.5% 6/1/31		2,405,000	2,060,011
6.5% 5/15/32(b)		2,850,000	2,876,482
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		2,885,000	2,990,192
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	850,000	924,465
Corebridge Financial, Inc.:
3.5% 4/4/25		4,316,000	4,236,556
3.65% 4/5/27		15,270,000	14,582,017
3.85% 4/5/29		6,037,000	5,628,268
3.9% 4/5/32		7,187,000	6,416,081
4.35% 4/5/42		1,635,000	1,347,903
4.4% 4/5/52		4,834,000	3,830,243
Cosan Luxembourg SA 7.25% 6/27/31 (b)		570,000	573,563
GACI First Investment 5.25% 10/13/32 (Reg. S)		405,000	402,011
GGAM Finance Ltd.:
6.875% 4/15/29(b)		280,000	282,148
7.75% 5/15/26(b)		1,270,000	1,294,091
8% 2/15/27(b)		2,735,000	2,814,233
8% 6/15/28(b)		1,994,000	2,064,649
Gn Bondco LLC 9.5% 10/15/31 (b)(c)		1,283,000	1,168,861
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		560,000	466,704
5.25% 5/15/27		4,144,000	3,807,300
6.25% 5/15/26		5,245,000	5,114,486
9% 6/15/30(b)		370,000	365,131
Jackson Financial, Inc.:
3.125% 11/23/31		7,286,000	6,041,251
5.17% 6/8/27		6,781,000	6,709,078
5.67% 6/8/32		39,681,000	39,721,763
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		17,765,000	16,359,277
3% 5/15/32		18,025,000	14,639,310
3.625% 1/15/32		27,395,000	23,489,429
5.125% 2/1/28		7,390,000	7,262,695
5.5% 1/15/30		3,285,000	3,208,024
5.75% 4/1/33		15,215,000	14,994,226
KfW:
0% 12/15/27 (Reg. S)	EUR	4,400,000	4,290,735
0% 9/17/30 (Reg. S)	EUR	6,400,000	5,770,799
0.75% 1/15/29 (Reg. S)	EUR	7,500,000	7,353,286
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,955,000	2,788,430
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		720,000	758,475
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		740,000	661,656
4.375% 11/22/33(b)		545,000	507,019
5.084% 5/22/53(b)		965,000	892,625
5.5% 4/28/33(b)		510,000	519,869
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,475,000	1,591,316
Pine Street Trust I 4.572% 2/15/29 (b)		11,350,000	10,807,514
Pine Street Trust II 5.568% 2/15/49 (b)		11,300,000	10,305,651
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		655,000	446,628
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		685,000	690,138
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		1,545,000	1,463,509
			245,716,069
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		530,000	482,302
8.25% 2/1/29(b)		630,000	633,042
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	1,550,000	2,182,669
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (f)	EUR	1,160,000	1,084,636
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		2,270,000	2,122,756
6.75% 10/15/27(b)		395,000	387,160
6.75% 4/15/28(b)		2,064,000	2,067,831
7% 1/15/31(b)		215,000	215,562
AmWINS Group, Inc.:
4.875% 6/30/29(b)		1,310,000	1,204,143
6.375% 2/15/29(b)		1,270,000	1,266,889
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S)(f)		2,769,000	2,716,406
5.75% 8/15/50 (Reg. S)(f)		7,415,000	7,330,691
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		13,795,000	13,657,602
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	1,500,000	1,571,391
Five Corners Funding Trust II 2.85% 5/15/30 (b)		24,197,000	21,101,784
HUB International Ltd. 7.25% 6/15/30 (b)		1,295,000	1,315,758
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	4,430,138
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,627,217
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	11,312,515
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		1,950,000	1,966,227
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	6,261,260
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (f)		6,730,000	5,946,965
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	2,620,000	2,852,344
6.75% 12/2/44 (Reg. S)(f)		3,395,000	3,378,025
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		730,000	699,362
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(f)		1,600,000	1,536,576
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,178,916
Unum Group:
3.875% 11/5/25		7,835,000	7,601,890
4% 6/15/29		8,872,000	8,308,027
5.75% 8/15/42		9,271,000	8,935,531
USI, Inc. 7.5% 1/15/32 (b)		765,000	767,858
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		2,500,000	2,071,800
			135,215,273
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.:
6.25% 10/15/25(b)		279,000	276,480
8% 4/1/29(b)		565,000	549,838
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		950,000	932,819
7.25% 4/1/29(b)(c)		705,000	701,127
			2,460,264
TOTAL FINANCIALS			2,615,085,862

HEALTH CARE - 1.9%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		8,379,000	8,400,883
5.25% 3/2/33		9,459,000	9,387,062
5.65% 3/2/53		4,467,000	4,408,667
5.75% 3/2/63		8,141,000	8,015,815
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,110,000	3,051,947
Grifols SA 4.75% 10/15/28 (b)		725,000	630,770
			33,895,144
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		2,910,000	2,541,766
Avantor Funding, Inc.:
3.875% 11/1/29(b)		1,585,000	1,420,548
4.625% 7/15/28(b)		1,040,000	978,656
Embecta Corp. 5% 2/15/30 (b)(c)		1,095,000	905,565
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		3,925,000	3,925,793
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		1,160,000	1,150,005
Teleflex, Inc. 4.25% 6/1/28 (b)		700,000	654,085
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,400,000	1,535,324
			13,111,742
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		145,000	130,417
Akumin, Inc. 8% 8/1/28 (b)		710,000	557,350
AMN Healthcare 4% 4/15/29 (b)		625,000	553,786
Auna SA 10% 12/15/29 (b)		525,200	538,519
Cano Health, Inc. 6.25% 10/1/28 (b)(d)		1,120,000	1,400
Centene Corp.:
2.45% 7/15/28		25,480,000	22,466,774
2.625% 8/1/31		7,320,000	5,956,057
3.375% 2/15/30		7,780,000	6,849,270
4.25% 12/15/27		8,475,000	8,064,735
4.625% 12/15/29		13,170,000	12,397,859
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		4,155,000	3,280,704
5.25% 5/15/30(b)		5,635,000	4,677,625
5.625% 3/15/27(b)		2,790,000	2,642,552
6% 1/15/29(b)		1,165,000	1,043,183
6.125% 4/1/30(b)		2,094,000	1,493,190
6.875% 4/15/29(b)		3,076,000	2,407,056
8% 3/15/26(b)		150,000	150,268
8% 12/15/27(b)		2,520,000	2,520,960
10.875% 1/15/32(b)(e)		620,000	640,611
Cigna Group:
2.375% 3/15/31		20,000,000	16,632,196
3.05% 10/15/27		5,900,000	5,522,440
4.8% 8/15/38		6,950,000	6,354,566
CVS Health Corp.:
3% 8/15/26		1,290,000	1,224,903
3.625% 4/1/27		3,769,000	3,603,388
4.78% 3/25/38		10,528,000	9,364,468
5% 1/30/29		6,934,000	6,840,402
5.25% 1/30/31		2,843,000	2,799,738
DaVita, Inc. 4.625% 6/1/30 (b)		4,185,000	3,749,268
HCA Holdings, Inc.:
3.5% 9/1/30		20,318,000	18,181,366
3.625% 3/15/32		1,921,000	1,678,538
5.625% 9/1/28		10,497,000	10,544,451
5.875% 2/1/29		9,711,000	9,852,546
Humana, Inc. 3.7% 3/23/29		5,638,000	5,256,969
LifePoint Health, Inc.:
5.375% 1/15/29(b)		890,000	751,240
9.875% 8/15/30(b)		755,000	807,839
10% 6/1/32(b)		590,000	592,141
11% 10/15/30(b)		165,000	181,771
Modivcare, Inc. 5.875% 11/15/25 (b)		2,824,000	2,808,057
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		1,135,000	989,718
3.875% 5/15/32(b)		685,000	579,618
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)(c)		2,425,000	2,089,235
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(f)		2,685,660	2,474,164
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		3,000	3,004
Sabra Health Care LP:
3.2% 12/1/31		24,037,000	19,808,308
3.9% 10/15/29		4,785,000	4,278,840
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		2,220,000	2,236,658
Tenet Healthcare Corp.:
4.25% 6/1/29(c)		2,590,000	2,396,004
4.375% 1/15/30		2,270,000	2,087,488
4.625% 6/15/28		2,010,000	1,910,207
6.125% 10/1/28(c)		1,115,000	1,104,517
6.125% 6/15/30		2,395,000	2,371,929
6.25% 2/1/27		979,000	978,209
6.75% 5/15/31(b)(c)		440,000	444,030
Toledo Hospital 5.325% 11/15/28		3,971,000	3,737,704
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		275,000	265,127
			230,873,363
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		260,000	254,200
6.5% 5/15/30(b)(c)		1,265,000	1,277,529
			1,531,729
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)(c)		870,000	786,960
4% 3/15/31(b)		1,655,000	1,454,742
			2,241,702
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		2,053,000	1,983,541
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		1,805,000	1,322,163
5.25% 1/30/30(b)		1,180,000	598,850
5.5% 11/1/25(b)		3,540,000	3,338,539
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	1,550,000	1,714,647
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		8,579,000	8,368,267
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		2,760,000	2,821,842
6.5% 11/21/33(b)		2,600,000	2,660,050
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,210,000	1,150,166
Elanco Animal Health, Inc. 6.65% 8/28/28 (f)		2,437,000	2,457,030
Jazz Securities DAC 4.375% 1/15/29 (b)		2,245,000	2,064,969
Mylan NV 4.55% 4/15/28		7,694,000	7,381,152
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		2,315,000	2,138,325
5.125% 4/30/31(b)(c)		1,510,000	1,334,398
6.75% 5/15/34(b)		420,000	418,490
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,585,000	1,482,920
4.75% 5/9/27		385,000	369,892
7.875% 9/15/29		1,360,000	1,449,748
8.125% 9/15/31		395,000	433,618
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,895,485
Viatris, Inc.:
2.7% 6/22/30		40,521,000	34,116,463
3.85% 6/22/40		4,583,000	3,345,477
			84,846,032
TOTAL HEALTH CARE			366,499,712

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		3,311,000	3,287,609
Bombardier, Inc.:
7% 6/1/32(b)(e)		235,000	235,857
7.25% 7/1/31(b)		1,135,000	1,158,675
7.875% 4/15/27(b)		2,470,000	2,472,613
8.75% 11/15/30(b)		1,035,000	1,110,547
BWX Technologies, Inc.:
4.125% 6/30/28(b)		1,320,000	1,216,354
4.125% 4/15/29(b)(c)		1,935,000	1,770,809
Embraer Netherlands Finance BV:
5.4% 2/1/27		735,000	727,191
6.95% 1/17/28(b)		515,000	526,588
7% 7/28/30(b)		580,000	602,113
Howmet Aerospace, Inc. 5.95% 2/1/37 (c)		255,000	260,841
Moog, Inc. 4.25% 12/15/27 (b)		190,000	177,900
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		935,000	1,021,514
The Boeing Co.:
5.15% 5/1/30		7,640,000	7,289,524
5.705% 5/1/40		7,640,000	7,020,273
5.805% 5/1/50		23,600,000	21,132,157
5.93% 5/1/60		7,640,000	6,738,734
6.259% 5/1/27(b)		3,625,000	3,649,057
6.298% 5/1/29(b)		4,647,000	4,684,661
6.388% 5/1/31(b)		3,520,000	3,560,682
6.528% 5/1/34(b)		3,767,000	3,819,430
6.858% 5/1/54(b)		5,671,000	5,751,656
7.008% 5/1/64(b)		5,352,000	5,398,217
TransDigm, Inc.:
4.625% 1/15/29		2,220,000	2,044,320
5.5% 11/15/27		6,219,000	6,047,978
6.375% 3/1/29(b)		3,440,000	3,432,537
6.625% 3/1/32(b)(c)		1,015,000	1,018,008
6.75% 8/15/28(b)		1,670,000	1,688,788
6.875% 12/15/30(b)		770,000	779,690
7.125% 12/1/31(b)		765,000	784,673
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		3,178,000	2,551,849
7.875% 5/1/27(b)		905,000	819,340
9.5% 6/1/28(b)		785,000	713,950
			103,494,135
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(f)		1,035,000	1,033,024
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		295,000	214,059
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)		1,955,000	1,779,050
Rand Parent LLC 8.5% 2/15/30 (b)(c)		5,910,000	5,778,113
			8,804,246
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		510,000	493,285
6.375% 6/15/30(b)(c)		499,000	498,002
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		330,000	345,864
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		1,625,000	1,419,117
6.375% 3/1/34(b)		705,000	691,127
Carrier Global Corp.:
4.5% 11/29/32	EUR	975,000	1,096,824
5.9% 3/15/34		1,942,000	2,017,360
6.2% 3/15/54		2,014,000	2,159,899
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		3,268,000	3,273,694
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		930,000	923,827
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		1,472,000	1,403,851
Sisecam UK PLC 8.625% 5/2/32 (b)		1,100,000	1,119,800
			15,442,650
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)(c)		1,330,000	1,208,004
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		2,395,000	2,387,609
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		1,125,000	960,224
6.625% 7/15/26(b)		2,000	1,999
9.75% 7/15/27(b)		2,920,000	2,895,230
APX Group, Inc.:
5.75% 7/15/29(b)		1,820,000	1,727,679
6.75% 2/15/27(b)		1,295,000	1,290,267
Artera Services LLC 8.5% 2/15/31 (b)		6,000,000	6,130,680
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		3,578,000	3,841,146
Cimpress PLC 7% 6/15/26		580,000	578,718
Clean Harbors, Inc. 6.375% 2/1/31 (b)		585,000	583,972
CoreCivic, Inc.:
4.75% 10/15/27		2,528,000	2,378,667
8.25% 4/15/29		2,855,000	2,981,447
Covanta Holding Corp. 4.875% 12/1/29 (b)		2,485,000	2,264,766
GFL Environmental, Inc.:
3.75% 8/1/25(b)		1,260,000	1,230,078
5.125% 12/15/26(b)		1,240,000	1,216,477
6.75% 1/15/31(b)		250,000	255,004
Madison IAQ LLC 5.875% 6/30/29 (b)		2,490,000	2,307,927
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,300,000	1,241,500
Stericycle, Inc. 3.875% 1/15/29 (b)		1,980,000	1,797,769
The GEO Group, Inc.:
8.625% 4/15/29(b)		1,895,000	1,950,534
10.25% 4/15/31(b)		2,130,000	2,241,638
			41,471,335
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		1,740,000	1,631,090
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		1,960,000	1,959,020
6.51% 2/23/42(b)		535,000	549,365
Pike Corp.:
5.5% 9/1/28(b)		2,660,000	2,531,503
8.625% 1/31/31(b)		1,405,000	1,479,860
Railworks Holdings LP 8.25% 11/15/28 (b)		2,960,000	2,989,600
SRS Distribution, Inc.:
4.625% 7/1/28(b)		985,000	979,332
6% 12/1/29(b)		870,000	882,879
			13,002,649
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)(c)		805,000	607,619
Regal Rexnord Corp.:
6.05% 2/15/26		760,000	762,073
6.3% 2/15/30		1,237,000	1,266,336
Sensata Technologies BV:
4% 4/15/29(b)		980,000	890,247
5% 10/1/25(b)		175,000	176,273
			3,702,548
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,894,407
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		150,000	143,995
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		2,840,000	2,807,091
JSC Georgian Railway 4% 6/17/28 (b)		325,000	287,716
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	2,500,000	2,589,472
Uber Technologies, Inc.:
4.5% 8/15/29(b)(c)		510,000	480,792
8% 11/1/26(b)		2,525,000	2,555,222
XPO, Inc.:
6.25% 6/1/28(b)		380,000	378,853
7.125% 6/1/31(b)(c)		630,000	642,817
7.125% 2/1/32(b)(c)		1,875,000	1,909,328
			14,689,693
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)(c)		975,000	881,142
5.25% 10/1/25(b)		130,000	127,437
			1,008,579
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		136,000	140,068
ESAB Corp. 6.25% 4/15/29 (b)		1,780,000	1,784,080
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,905,000	1,737,948
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		1,765,000	1,745,283
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		2,080,000	2,006,649
			7,414,028
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		495,000	486,028
3.75% 4/6/27(b)		1,320,000	1,257,300
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		690,000	692,167
Seaspan Corp. 5.5% 8/1/29 (b)		3,125,000	2,784,777
			5,220,272
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/26 (b)		1,020,000	968,289
American Airlines, Inc.:
7.25% 2/15/28(b)(c)		640,000	639,074
8.5% 5/15/29(b)		690,000	711,684
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		2,169,333	2,148,833
Azul Secured Finance LLP:
11.5% 5/28/29(b)		902,633	762,725
11.93% 8/28/28(b)		540,000	544,556
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		152,250	150,546
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		1,245,000	1,148,020
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		403,000	403,386
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		1,450,000	1,088,813
			8,565,926
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		130,000	117,445
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,256,326
TriNet Group, Inc.:
3.5% 3/1/29(b)		2,415,000	2,131,696
7.125% 8/15/31(b)		725,000	731,848
			4,237,315
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		13,572,000	13,239,907
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		305,000	305,271
FLY Leasing Ltd. 7% 10/15/24 (b)		450,000	447,714
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		1,565,000	1,635,352
Foundation Building Materials, Inc. 6% 3/1/29 (b)		705,000	624,880
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	2,035,000	2,460,202
United Rentals North America, Inc. 6.125% 3/15/34 (b)(c)		2,355,000	2,310,374
			21,023,700
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		12,030,000	11,753,872
3.95% 7/1/24(b)		4,160,000	4,153,103
4.25% 4/15/26(b)		3,220,000	3,119,422
4.375% 5/1/26(b)		21,312,000	20,698,684
5.5% 1/15/26(b)		7,243,000	7,173,959
5.75% 11/15/29(b)		690,000	684,857
6.375% 5/4/28(b)		15,124,000	15,335,310
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		1,415,000	1,298,814
DP World Ltd. 5.625% 9/25/48 (b)		785,000	736,126
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	2,300,000	2,901,860
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	908,397
			68,764,404
TOTAL INDUSTRIALS			316,841,480

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(b)		1,006,000	724,320
6% 3/1/26(b)		1,775,000	1,584,188
HTA Group Ltd. 7.5% 6/4/29 (b)(e)(k)		4,150,000	4,122,403
Hughes Satellite Systems Corp.:
5.25% 8/1/26		20,000	13,548
6.625% 8/1/26		20,000	8,150
IHS Netherlands Holdco BV 8% 9/18/27 (b)		1,958,000	1,898,712
			8,351,321
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)(c)		1,855,000	1,729,754
Dell International LLC/EMC Corp. 6.2% 7/15/30		4,367,000	4,568,315
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		980,000	986,483
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		660,000	569,439
6.625% 7/15/32(b)(e)		1,330,000	1,334,366
TTM Technologies, Inc. 4% 3/1/29 (b)		3,235,000	2,930,338
			12,118,695
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		3,450,000	3,135,148
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		847,000	785,593
ASGN, Inc. 4.625% 5/15/28 (b)		1,210,000	1,138,046
CA Magnum Holdings 5.375% 10/31/26 (b)		1,145,000	1,091,643
Gartner, Inc. 4.5% 7/1/28 (b)		1,855,000	1,766,408
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		2,170,000	1,938,714
5.25% 12/1/27(b)		1,215,000	1,182,231
Virtusa Corp. 7.125% 12/15/28 (b)		655,000	595,703
			11,633,486
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(b)		3,204,000	2,850,845
2.45% 2/15/31(b)		70,257,000	58,735,312
2.6% 2/15/33(b)		27,706,000	22,188,973
3.187% 11/15/36(b)		7,432,000	5,833,281
3.5% 2/15/41(b)		22,019,000	16,789,589
Entegris, Inc.:
3.625% 5/1/29(b)		1,115,000	990,691
4.75% 4/15/29(b)		2,085,000	1,978,256
5.95% 6/15/30(b)		1,060,000	1,043,403
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,885,000	1,721,290
			112,131,640
Software - 0.2%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		545,000	516,883
8.25% 6/30/32(b)		4,101,000	4,141,874
9% 9/30/29(b)		5,386,000	5,211,746
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		1,635,000	1,678,571
Elastic NV 4.125% 7/15/29 (b)		1,995,000	1,783,737
Gen Digital, Inc. 5% 4/15/25 (b)		1,330,000	1,318,333
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		1,120,000	1,132,578
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		2,695,000	2,448,543
9.5% 5/30/29(b)		830,000	834,864
McAfee Corp. 7.375% 2/15/30 (b)		1,165,000	1,078,403
MicroStrategy, Inc. 6.125% 6/15/28 (b)		3,910,000	3,738,028
Open Text Corp. 3.875% 12/1/29 (b)		855,000	752,843
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		1,660,000	1,475,804
4.125% 12/1/31(b)		2,380,000	2,047,911
Oracle Corp. 2.3% 3/25/28		19,340,000	17,400,589
Rackspace Finance LLC 3.5% 5/15/28 (b)		1,874,575	740,120
UKG, Inc. 6.875% 2/1/31 (b)		1,560,000	1,569,891
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000,000	913,488
			48,784,206
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		930,000	818,981
5.875% 4/24/25 (Reg. S)		200,000	200,063
Seagate HDD Cayman:
5.75% 12/1/34		1,545,000	1,461,369
8.25% 12/15/29(b)		560,000	599,039
8.5% 7/15/31(b)		315,000	336,056
Western Digital Corp.:
2.85% 2/1/29		1,870,000	1,612,249
3.1% 2/1/32		780,000	632,691
			5,660,448
TOTAL INFORMATION TECHNOLOGY			198,679,796

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		595,000	615,180
Braskem Idesa SAPI:
6.99% 2/20/32(b)		355,000	263,033
7.45% 11/15/29(b)		1,110,000	874,125
Braskem Netherlands BV:
5.875% 1/31/50(b)		560,000	412,475
7.25% 2/13/33(b)		1,040,000	969,618
8.5% 1/12/31(b)		810,000	817,817
Celanese U.S. Holdings LLC:
6.35% 11/15/28		8,341,000	8,565,381
6.55% 11/15/30		8,461,000	8,832,808
6.7% 11/15/33		4,943,000	5,199,900
Consolidated Energy Finance SA 12% 2/15/31 (b)		1,935,000	2,021,822
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		1,280,000	1,223,766
Element Solutions, Inc. 3.875% 9/1/28 (b)		1,450,000	1,319,447
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,090,000	1,036,863
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		575,000	605,868
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(f)		2,157,802	1,785,581
LSB Industries, Inc. 6.25% 10/15/28 (b)		995,000	957,433
MEGlobal BV:
2.625% 4/28/28(b)		595,000	527,563
4.25% 11/3/26(b)		325,000	312,653
MEGlobal Canada, Inc. 5% 5/18/25 (b)		825,000	815,925
Methanex Corp.:
5.125% 10/15/27		3,194,000	3,084,335
5.25% 12/15/29		340,000	325,045
5.65% 12/1/44		2,219,000	1,933,943
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,210,000	1,061,563
5% 5/1/25(b)		1,102,000	1,087,569
5.25% 6/1/27(b)		1,184,000	1,134,210
8.5% 11/15/28(b)		415,000	440,135
9% 2/15/30(b)		460,000	486,599
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,850,000	1,688,377
OCP SA:
3.75% 6/23/31(b)		515,000	435,752
5.125% 6/23/51(b)		565,000	418,716
6.75% 5/2/34(b)		480,000	484,992
6.875% 4/25/44(b)		570,000	539,186
7.5% 5/2/54(b)		365,000	363,786
Olin Corp. 5% 2/1/30 (c)		3,665,000	3,443,425
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		2,110,000	1,942,253
6.25% 10/1/29(b)		1,390,000	1,288,481
9.75% 11/15/28(b)		2,000,000	2,126,611
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		890,000	823,250
2.875% 5/11/31(b)		725,000	592,234
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,440,000	1,348,200
5.5% 3/18/31		355,000	292,939
6.5% 9/27/28		215,000	202,611
8.75% 5/3/29(b)		200,000	200,063
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		620,000	580,227
6.625% 5/1/29(b)		1,775,000	1,671,775
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		1,100,000	1,057,567
The Chemours Co. LLC:
4.625% 11/15/29(b)		1,170,000	997,778
5.375% 5/15/27		3,196,000	3,034,196
5.75% 11/15/28(b)		1,495,000	1,368,267
The Scotts Miracle-Gro Co. 4.375% 2/1/32		385,000	328,254
TPC Group, Inc. 13% 12/16/27 (b)		1,281,428	1,301,291
Tronox, Inc. 4.625% 3/15/29 (b)(c)		3,297,000	2,991,681
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		3,170,000	2,916,448
7.375% 3/1/31(b)		415,000	421,234
			79,570,251
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		3,485,000	3,484,733
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		1,590,000	1,674,149
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,000,000	1,027,500
VM Consolidated, Inc. 5.5% 4/15/29 (b)		329,000	313,963
			6,500,345
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(f)		895,000	208,069
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		356,000	312,178
4% 9/1/29(b)		2,245,000	1,853,422
6% 6/15/27(b)		1,330,000	1,300,425
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		545,000	463,386
5.25% 4/30/25(b)		560,000	551,317
5.25% 8/15/27(b)		237,000	139,238
5.25% 8/15/27(b)		248,000	145,700
Ball Corp.:
2.875% 8/15/30		680,000	573,436
6% 6/15/29(c)		810,000	810,560
Berry Global, Inc. 4.875% 7/15/26 (b)		752,000	739,483
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)(c)		640,000	629,764
8.75% 4/15/30(b)		1,970,000	1,899,852
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		813,000	766,332
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		610,000	540,659
6.375% 7/15/32(b)		1,165,000	1,167,310
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		1,925,000	1,961,306
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)(c)		630,000	627,866
7.375% 6/1/32(b)		435,000	434,858
Sealed Air Corp. 5% 4/15/29 (b)		1,315,000	1,246,373
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)(c)		740,000	734,706
7.25% 2/15/31(b)(c)		845,000	867,774
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		2,198,000	2,166,883
8.5% 8/15/27(b)		560,000	558,750
			20,699,647
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		4,220,000	4,316,246
Antofagasta PLC:
2.375% 10/14/30(b)		1,255,000	1,033,022
5.625% 5/13/32(b)		360,000	354,177
Aris Mining Corp. 6.875% 8/9/26 (b)		1,185,000	1,110,938
Arsenal AIC Parent LLC 8% 10/1/30 (b)		898,000	934,044
ATI, Inc.:
5.875% 12/1/27		445,000	437,014
7.25% 8/15/30(c)		1,375,000	1,407,607
Celtic Resources Holdings DAC 4.125% (b)(d)(j)		650,000	93,184
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		285,000	281,072
Commercial Metals Co.:
3.875% 2/15/31		775,000	680,383
4.125% 1/15/30		1,175,000	1,065,964
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		715,000	687,517
Constellium NV 5.875% 2/15/26 (b)		750,000	745,000
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		155,000	135,770
3.15% 1/14/30(b)		405,000	354,755
3.7% 1/30/50(b)		1,790,000	1,206,013
5.125% 2/2/33(b)		500,000	470,000
5.95% 1/8/34(b)		375,000	370,898
6.3% 9/8/53(b)		545,000	532,908
6.44% 1/26/36(b)		585,000	595,238
CSN Inova Ventures 6.75% 1/28/28 (b)		985,000	948,370
CSN Resources SA:
5.875% 4/8/32(b)		660,000	548,427
8.875% 12/5/30(b)		305,000	304,604
Eldorado Gold Corp. 6.25% 9/1/29 (b)		2,805,000	2,661,244
Endeavour Mining PLC 5% 10/14/26 (b)		1,060,000	1,001,806
ERO Copper Corp. 6.5% 2/15/30 (b)		4,451,000	4,283,598
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		1,715,000	1,678,951
8.625% 6/1/31(b)		330,000	328,796
9.375% 3/1/29(b)		3,780,000	3,944,357
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)		680,000	603,697
Fresnillo PLC 4.25% 10/2/50 (b)		700,000	527,016
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		640,000	623,807
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		100,000	88,478
4.625% 3/1/28(b)		739,000	687,493
Metinvest BV 8.5% 4/23/26 (Reg. S)		235,000	185,650
Mineral Resources Ltd.:
8% 11/1/27(b)		1,920,000	1,953,178
8.5% 5/1/30(b)		1,860,000	1,925,815
9.25% 10/1/28(b)		855,000	898,884
Nexa Resources SA:
6.5% 1/18/28(b)		654,000	655,431
6.75% 4/9/34(b)		275,000	274,588
Novelis Corp. 3.875% 8/15/31 (b)		645,000	552,229
POSCO:
5.75% 1/17/28(b)		715,000	722,679
5.875% 1/17/33(b)		305,000	310,592
PT Freeport Indonesia:
4.763% 4/14/27(b)		315,000	306,928
5.315% 4/14/32(b)		1,120,000	1,075,900
6.2% 4/14/52(b)		365,000	351,313
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		1,660,000	1,620,575
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(f)		2,055,382	1,911,505
Stillwater Mining Co. 4% 11/16/26 (b)		670,000	609,633
TMK Capital SA 4.3% (Reg. S) (d)(j)(l)		600,000	90,000
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		2,580,000	2,379,387
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		870,000	615,253
			51,481,934
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		2,440,000	2,253,096
Inversiones CMPC SA:
3% 4/6/31(b)		460,000	387,119
6.125% 2/26/34(b)		400,000	402,080
LABL, Inc.:
5.875% 11/1/28(b)		390,000	350,788
6.75% 7/15/26(b)		565,000	558,329
9.5% 11/1/28(b)		260,000	264,464
10.5% 7/15/27(b)		764,000	743,743
Mercer International, Inc. 5.125% 2/1/29 (c)		875,000	766,175
Suzano Austria GmbH 3.75% 1/15/31		460,000	393,479
			6,119,273
TOTAL MATERIALS			164,371,450

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,542,848
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,172,091
3.625% 4/15/32		6,608,000	5,724,463
5.5% 2/1/34		3,037,000	2,973,449
American Tower Corp.:
4.05% 3/15/32		714,000	647,205
5.45% 2/15/34		680,000	671,530
5.55% 7/15/33		820,000	814,750
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	7,183,595
4.5% 12/1/28		7,625,000	7,174,222
6.75% 12/1/27		11,623,000	11,949,596
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	5,126,716
4.05% 7/1/30		10,439,000	9,610,112
4.125% 6/15/26		8,538,000	8,286,033
4.125% 5/15/29		10,374,000	9,728,925
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,180,449
2.75% 4/15/31		6,606,000	5,435,755
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		3,230,000	2,962,041
Diversified Healthcare Trust 9.75% 6/15/25		193,000	193,123
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		625,000	543,741
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		643,000	638,177
Healthcare Realty Holdings LP:
3.1% 2/15/30		2,678,000	2,325,310
3.5% 8/1/26		2,790,000	2,655,233
Healthpeak OP, LLC:
3.25% 7/15/26		1,156,000	1,103,793
3.5% 7/15/29		1,322,000	1,214,968
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	12,144,453
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		10,275,000	9,350,601
5.5% 8/15/33		1,240,000	1,223,967
Kite Realty Group Trust 4.75% 9/15/30		764,000	725,384
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	3,037,149
4.4% 6/15/24		1,672,000	1,670,568
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,757,343
3.5% 3/15/31		3,155,000	2,047,635
4.625% 8/1/29		2,140,000	1,557,931
5% 10/15/27(c)		7,676,000	6,291,326
5.25% 8/1/26(c)		1,950,000	1,770,238
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		795,000	688,680
NNN (REIT), Inc. 5.6% 10/15/33		1,255,000	1,249,518
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		22,098,000	17,705,102
3.375% 2/1/31		6,759,000	5,751,128
3.625% 10/1/29		11,904,000	10,578,131
4.5% 1/15/25		3,878,000	3,841,910
4.5% 4/1/27		18,502,000	17,875,707
4.75% 1/15/28		10,700,000	10,288,612
5.25% 1/15/26		10,610,000	10,494,303
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		815,000	820,304
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,090,851
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,386,962
2.85% 12/15/32		1,925,000	1,581,623
3.25% 1/15/31		2,129,000	1,880,725
3.4% 1/15/28		3,355,000	3,152,920
Retail Opportunity Investments Partnership LP 4% 12/15/24		1,225,000	1,211,172
Safehold Operating Partnership LP:
2.8% 6/15/31		788,000	655,226
2.85% 1/15/32		745,000	610,121
6.1% 4/1/34		2,520,000	2,497,790
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,117,238
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,065,788
4.25% 2/1/26		10,537,000	10,378,773
Store Capital LLC:
2.75% 11/18/30		3,880,000	3,167,541
4.625% 3/15/29		3,549,000	3,338,079
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,876,090
2.7% 7/15/31		8,306,000	6,823,555
4.2% 4/15/32		280,000	249,836
5.7% 1/15/33		2,100,000	2,066,816
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		2,900,000	1,962,371
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		4,300,000	3,553,730
6.5% 2/15/29(b)		5,665,000	3,931,784
10.5% 2/15/28(b)		4,985,000	4,985,807
Ventas Realty LP:
3% 1/15/30		15,631,000	13,685,683
3.5% 2/1/25		2,163,000	2,128,524
4% 3/1/28		3,986,000	3,787,891
4.125% 1/15/26		2,017,000	1,969,198
4.75% 11/15/30		21,238,000	20,252,968
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,703,175
4.75% 2/15/28		13,710,000	13,300,056
4.95% 2/15/30		20,675,000	19,806,363
5.125% 5/15/32		4,986,000	4,712,181
5.75% 4/1/34(c)		2,334,000	2,295,608
6.125% 4/1/54		1,159,000	1,110,278
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		72,000	70,756
4.125% 8/15/30(b)		1,285,000	1,157,870
4.25% 12/1/26(b)		104,000	99,966
4.625% 12/1/29(b)		255,000	238,666
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,261,329
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,371,938
4.25% 7/23/32	EUR	500,000	536,387
			377,801,750
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	2,371,500	993,254
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(f)	EUR	10,200,000	3,823,825
5% 4/27/27 (Reg. S)(f)	EUR	900,000	336,420
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)		1,035,000	898,537
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	5,056,360
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	2,335,356
2.625% 10/20/28 (Reg. S)	GBP	950,000	1,046,945
Brandywine Operating Partnership LP:
3.95% 11/15/27		8,220,000	7,396,021
4.55% 10/1/29		8,895,000	7,746,344
8.05% 3/15/28		15,931,000	16,427,346
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,603,815
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	750,000	777,221
Essex Portfolio LP 5.5% 4/1/34		1,530,000	1,503,283
Extra Space Storage LP 5.4% 2/1/34		940,000	914,187
Greystar Real Estate Partners 7.75% 9/1/30 (b)(c)		620,000	652,610
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	2,253,342
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,817,676
Howard Hughes Corp.:
4.125% 2/1/29(b)		2,160,000	1,919,073
4.375% 2/1/31(b)		860,000	733,565
Kennedy-Wilson, Inc.:
4.75% 3/1/29		580,000	493,219
4.75% 2/1/30(c)		2,460,000	2,016,550
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		1,257,000	862,616
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		489,000	319,127
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	950,000	704,588
3% 1/14/25 (Reg. S)	EUR	1,271,000	1,276,107
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,303,932
Tanger Properties LP:
2.75% 9/1/31		8,621,000	7,009,740
3.125% 9/1/26		4,970,000	4,666,245
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(b)		615,000	583,493
5.875% 6/15/27(b)		520,000	517,529
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	843,344
			85,831,670
TOTAL REAL ESTATE			463,633,420

UTILITIES - 1.5%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32		13,712,000	11,814,314
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	600,000	644,998
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		330,000	330,928
Clearway Energy Operating LLC:
3.75% 2/15/31(b)(c)		2,240,000	1,954,667
3.75% 1/15/32(b)		315,000	268,080
4.75% 3/15/28(b)(c)		375,000	356,507
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	6,016,796
DPL, Inc.:
4.125% 7/1/25		1,715,000	1,677,150
4.35% 4/15/29		210,000	194,064
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	5,172,994
3.85% 6/15/34	EUR	2,650,000	2,763,244
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		2,680,000	2,247,553
2.775% 1/7/32(b)		8,750,000	7,067,559
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	2,600,000	2,977,517
5.5% 1/25/35 (Reg. S)	GBP	1,700,000	2,086,603
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	1,900,000	1,798,907
ENEL Finance International NV 7.5% 10/14/32 (b)		541,000	600,360
Enel SpA 3.375% (Reg. S) (f)(m)	EUR	1,245,000	1,310,361
Entergy Corp. 2.8% 6/15/30		6,226,000	5,399,795
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		1,080,000	1,034,100
7.125% 2/11/25(b)		1,475,000	1,467,625
8.45% 8/10/28(b)		410,000	407,950
Exelon Corp.:
3.35% 3/15/32		8,005,000	6,987,026
4.05% 4/15/30		3,689,000	3,459,380
4.1% 3/15/52		2,730,000	2,099,275
FirstEnergy Corp. 3.4% 3/1/50		2,560,000	1,692,767
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,085,000	888,018
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,085,000	1,058,689
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		1,096,265	1,037,683
NextEra Energy Partners LP:
4.5% 9/15/27(b)		740,000	696,319
7.25% 1/15/29(b)(c)		395,000	404,360
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	3,645,000	3,636,155
NRG Energy, Inc.:
3.375% 2/15/29(b)		1,130,000	1,000,334
3.625% 2/15/31(b)		930,000	796,920
5.25% 6/15/29(b)		1,200,000	1,144,609
6.625% 1/15/27		600,000	599,384
PG&E Corp.:
5% 7/1/28(c)		2,835,000	2,717,682
5.25% 7/1/30		1,835,000	1,747,959
Southern Co. 1.875% 9/15/81 (f)	EUR	4,205,000	4,054,753
Vistra Operations Co. LLC:
5% 7/31/27(b)		2,075,000	2,006,811
5.5% 9/1/26(b)		1,630,000	1,603,195
5.625% 2/15/27(b)		1,220,000	1,200,431
6.875% 4/15/32(b)		1,420,000	1,429,219
7.75% 10/15/31(b)		825,000	857,234
			98,710,275
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		890,000	868,604
Nakilat, Inc. 6.067% 12/31/33 (b)		597,039	613,643
			1,482,247
Independent Power and Renewable Electricity Producers - 0.4%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		345,000	334,184
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		605,000	640,544
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,808,082
Energo-Pro A/S 8.5% 2/4/27 (b)		940,000	932,950
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		1,925,000	1,612,188
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		705,000	680,105
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		365,000	359,753
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		2,749,000	2,751,678
Sunnova Energy Corp.:
5.875% 9/1/26(b)		2,375,000	1,685,538
11.75% 10/1/28(b)		410,000	281,641
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		906,500	911,599
The AES Corp.:
3.3% 7/15/25(b)		36,313,000	35,269,651
3.95% 7/15/30(b)		37,328,000	33,631,964
			81,899,877
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		795,000	630,960
4.696% 4/24/33(b)		620,000	595,200
4.875% 4/23/30(b)		305,000	300,608
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	25,839,077
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	1,300,000	1,384,757
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	1,500,000	1,613,662
4.25% 9/6/34 (Reg. S)	EUR	1,200,000	1,329,625
5.625% 4/10/34(b)		765,000	762,826
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,789,757
5.25% 2/15/43		4,623,000	4,269,808
5.8% 2/1/42		2,300,000	2,200,391
5.95% 6/15/41		3,281,000	3,291,398
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,431,714
4.224% 3/15/32		23,786,000	21,146,326
Sempra 6% 10/15/39		5,447,000	5,494,511
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (f)(g)		1,401,000	1,380,001
			97,460,621
Water Utilities - 0.1%
Aegea Finance SARL 9% 1/20/31 (b)		335,000	347,458
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	846,916
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	705,000	906,692
6.293% 7/30/30 (Reg. S)	GBP	1,225,000	1,609,246
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	700,000	823,944
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,102,950
2.375% 5/28/28 (Reg. S)	GBP	600,000	650,482
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	799,000	973,269
			7,260,957
TOTAL UTILITIES			286,813,977

TOTAL NONCONVERTIBLE BONDS			6,199,425,524
TOTAL CORPORATE BONDS (Cost $6,554,521,438)			6,217,644,880

U.S. Treasury Obligations - 27.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	52,290,703
1.125% 8/15/40	3,500,000	2,099,180
1.75% 8/15/41	111,477,000	72,708,260
1.875% 11/15/51	339,566,000	193,618,941
2% 11/15/41	218,350,000	148,000,359
2% 8/15/51	369,158,000	217,947,421
2.25% 8/15/46	450,000	296,402
2.25% 2/15/52	329,570,000	206,380,340
2.875% 5/15/52	113,713,000	82,055,478
3% 2/15/47	245,214,000	185,740,027
3% 8/15/52	85,740,000	63,507,886
3.25% 5/15/42 (n)	122,202,000	100,515,918
3.625% 2/15/53	58,851,000	49,290,011
3.625% 5/15/53	85,000,000	71,200,781
4.125% 8/15/53 (o)	274,456,000	251,727,613
4.25% 2/15/54	192,510,000	180,568,364
4.375% 8/15/43	335,000	319,912
4.5% 2/15/44	3,330,000	3,231,661
4.5% 5/15/44	795,000	786,305
4.625% 5/15/54	1,010,000	1,008,738
6.25% 5/15/30 (o)	13,500,000	14,717,109
U.S. Treasury Notes:
0.75% 3/31/26	2,010,000	1,865,296
1.125% 8/31/28	295,338,000	256,621,034
1.5% 11/30/28	75,000,000	65,824,219
1.75% 1/31/29	146,464,000	129,523,379
2.625% 7/31/29 (p)	213,250,000	194,898,837
2.75% 8/15/32	683,541,000	602,076,714
2.875% 5/15/32 (p)	165,526,000	147,641,432
3.125% 8/31/29	225,160,000	210,700,506
3.375% 5/15/33	599,000,000	549,769,688
3.5% 1/31/30	90,100,000	85,549,246
3.5% 2/15/33	5,500,000	5,106,621
3.625% 5/31/28	2,000,000	1,931,719
3.625% 3/31/30	1,575,000	1,503,817
3.75% 12/31/28	3,460,000	3,348,902
3.75% 5/31/30	1,492,000	1,432,728
3.75% 12/31/30	2,000,000	1,914,531
3.875% 1/15/26	16,900,000	16,607,551
3.875% 11/30/29	125,000,000	121,127,930
3.875% 12/31/29	187,000,000	181,097,813
3.875% 8/15/33	52,214,000	49,758,310
4% 1/15/27	5,200,000	5,107,172
4% 1/31/29	100,000,000	97,808,594
4% 10/31/29	75,000,000	73,142,579
4% 2/28/30	882,000	859,123
4% 2/15/34	37,460,000	36,014,278
4.125% 3/31/31	1,680,000	1,643,250
4.125% 11/15/32	200,000,000	194,765,624
4.25% 12/31/25	246,000	243,189
4.25% 3/15/27	26,510,000	26,203,478
4.25% 2/28/29	5,787,000	5,722,574
4.375% 10/31/24	15,300,000	15,239,238
4.375% 12/15/26	13,850,000	13,727,189
4.375% 11/30/28	6,300,000	6,259,887
4.375% 5/15/34	50,000,000	49,554,688
4.5% 5/15/27	7,260,000	7,225,969
4.5% 11/15/33	2,240,000	2,240,350
4.625% 2/28/25	16,200,000	16,125,961
4.625% 3/15/26	7,570,000	7,530,080
4.625% 11/15/26	20,420,000	20,354,592
4.625% 9/30/28	546,000	547,472
4.625% 4/30/29	8,150,000	8,189,477
4.625% 9/30/30	735,000	739,335
4.875% 10/31/30 (p)	303,000,000	309,012,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,448,786,411)		5,424,568,437

U.S. Government Agency - Mortgage Securities - 30.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (f)(g)	5,993	6,075
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (f)(g)	1,843	1,869
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (f)(g)	823	838
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (f)(g)	9,367	9,470
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (f)(g)	1,776	1,794
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (f)(g)	1,440	1,456
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (f)(g)	4,642	4,752
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (f)(g)	804	811
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (f)(g)	6,762	6,868
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (f)(g)	1,148	1,161
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (f)(g)	5,236	5,317
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (f)(g)	2,198	2,243
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.916% 5/1/35 (f)(g)	11,018	11,242
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (f)(g)	2,952	3,004
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (f)(g)	4,443	4,517
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 6.07% 6/1/42 (f)(g)	8,888	9,069
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (f)(g)	11,713	11,973
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (f)(g)	19,197	19,698
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (f)(g)	3,284	3,340
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (f)(g)	5,426	5,526
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (f)(g)	4,302	4,426
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (f)(g)	407,878	418,357
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (f)(g)	42,411	43,336
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (f)(g)	5,278	5,429
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (f)(g)	3,961	4,051
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (f)(g)	3,994	4,101
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (f)(g)	20,618	21,071
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (f)(g)	7,985	8,155
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (f)(g)	3,393	3,402
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (f)(g)	9,086	9,339
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (f)(g)	1,651	1,683
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (f)(g)	17,478	17,637
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (f)(g)	3,492	3,522
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (f)(g)	8,731	8,840
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (f)(g)	5,703	5,771
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.473% 7/1/34 (f)(g)	9,204	9,338
1.5% 11/1/35 to 9/1/51	92,939,759	72,461,276
2% 2/1/28 to 10/1/52	342,699,574	280,167,700
2.5% 11/1/29 to 7/1/53	412,074,355	345,951,540
3% 2/1/31 to 2/1/52 (p)	191,556,311	167,864,751
3.5% 6/1/34 to 9/1/52	161,869,725	144,733,135
4% 3/1/36 to 5/1/52	87,175,379	80,569,228
4.5% to 4.5% 6/1/33 to 12/1/52	87,823,096	83,274,167
5% 9/1/25 to 4/1/53	57,596,156	56,190,186
5.288% 8/1/41 (f)	272,041	267,173
5.5% 9/1/52 to 4/1/54 (n)	79,386,566	78,456,823
6% to 6% 9/1/29 to 5/1/54	84,864,386	85,299,668
6.5% 1/1/26 to 3/1/54	47,917,723	49,109,483
6.712% 2/1/39 (f)	112,582	114,049
7% to 7% 8/1/25 to 7/1/37	73,720	76,145
7.5% to 7.5% 7/1/25 to 11/1/31	30,414	31,153
8% 3/1/37	3,447	3,613
TOTAL FANNIE MAE		1,445,249,571
Freddie Mac - 4.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (f)(g)	9,169	9,146
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (f)(g)	4,466	4,485
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (f)(g)	18,098	18,254
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (f)(g)	13,838	13,986
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (f)(g)	150,468	153,020
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (f)(g)	31,704	32,421
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (f)(g)	58,200	59,368
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (f)(g)	9,475	9,650
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (f)(g)	5,428	5,556
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (f)(g)	1,277	1,302
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.966% 6/1/41 (f)(g)	11,055	11,372
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.083% 5/1/41 (f)(g)	12,315	12,646
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (f)(g)	3,991	4,100
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (f)(g)	39,283	39,955
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.478% 5/1/41 (f)(g)	11,468	11,739
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (f)(g)	22,825	23,122
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (f)(g)	11,111	11,269
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.937% 4/1/38 (f)(g)	7,888	8,045
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (f)(g)	5,373	5,469
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (f)(g)	158	160
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (f)(g)	9,466	9,717
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (f)(g)	11,320	11,603
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (f)(g)	3,215	3,299
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (f)(g)	15,110	15,203
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.76% 6/1/33 (f)(g)	28,761	29,073
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (f)(g)	49,863	50,476
1.5% 7/1/35 to 6/1/51	108,188,526	83,061,408
2% 6/1/35 to 4/1/52	271,045,716	222,214,241
2.5% 1/1/30 to 4/1/52 (o)	239,279,833	201,251,153
3% 12/1/30 to 5/1/52	93,202,521	79,952,409
3.5% 1/1/32 to 10/1/52 (p)	102,158,234	92,213,423
4% 5/1/37 to 10/1/52	53,656,649	50,056,050
4% 4/1/48	21,220	19,635
4.5% 6/1/25 to 8/1/52	11,637,628	11,169,455
5% 8/1/33 to 8/1/53	49,781,993	48,391,467
5.5% 10/1/52 to 3/1/54 (o)(q)	75,925,627	75,211,823
6% 1/1/29 to 4/1/54	32,054,521	32,357,988
6.5% 5/1/26 to 1/1/54	34,394,110	35,338,041
7% 3/1/26 to 9/1/36	84,732	87,692
7.5% 1/1/27 to 11/1/31	569	594
8% 7/1/24 to 4/1/32	2,155	2,214
8.5% 1/1/25 to 1/1/28	1,151	1,174
TOTAL FREDDIE MAC		931,883,203
Ginnie Mae - 7.1%
3.5% 9/20/40 to 7/20/46	24,063,235	21,946,117
4% 5/20/33 to 10/20/52	36,370,748	33,787,411
4.5% 6/20/33 to 4/20/53	9,532,977	9,124,072
5% 12/15/32 to 4/20/48	5,168,149	5,130,108
5.5% 7/15/33 to 9/15/39	161,884	164,711
6% to 6% 10/15/30 to 11/15/39	59,031	60,532
7% to 7% 8/15/25 to 11/15/32	101,103	103,669
7.5% to 7.5% 7/15/24 to 9/15/31	15,374	15,595
8% 9/15/24 to 11/15/29	2,409	2,450
8.5% 11/15/27 to 1/15/31	1,718	1,793
2% 10/20/50 to 1/20/52	135,973,926	108,955,606
2% 6/1/54 (e)	31,300,000	25,061,237
2% 6/1/54 (e)	21,800,000	17,454,791
2% 6/1/54 (e)	15,800,000	12,650,720
2% 6/1/54 (e)	62,300,000	49,882,271
2% 6/1/54 (e)	1,500,000	1,201,018
2% 6/1/54 (e)	31,275,000	25,041,220
2% 6/1/54 (e)	62,800,000	50,282,610
2% 6/1/54 (e)	13,275,000	10,629,007
2% 7/1/54 (e)	62,650,000	50,209,007
2.5% 6/20/51 to 1/20/52	113,549,202	93,714,465
2.5% 6/1/54 (e)	48,850,000	40,688,572
2.5% 6/1/54 (e)	48,875,000	40,709,395
2.5% 6/1/54 (e)	50,000	41,646
2.5% 7/1/54 (e)	48,900,000	40,760,781
3% 5/20/42 to 4/15/45	4,682,272	4,154,478
3% 6/1/54 (e)	77,000,000	66,508,935
3% 6/1/54 (e)	57,750,000	49,881,701
3% 6/1/54 (e)	26,950,000	23,278,127
3% 6/1/54 (e)	25,450,000	21,982,499
3.5% 6/1/54 (e)	44,675,000	39,849,953
3.5% 6/1/54 (e)	22,350,000	19,936,126
3.5% 6/1/54 (e)	8,950,000	7,983,370
3.5% 6/1/54 (e)	10,850,000	9,678,164
3.5% 6/1/54 (e)	8,925,000	7,961,071
3.5% 7/1/54 (e)	44,800,000	39,982,454
3.5% 7/1/54 (e)	50,950,000	45,471,117
4% 6/1/54 (e)	36,500,000	33,518,895
4.5% 6/1/54 (e)	40,100,000	37,883,785
4.5% 7/1/54 (e)	40,100,000	37,863,172
5% 6/1/54 (e)	51,275,000	49,734,766
5% 6/1/54 (e)	25,125,000	24,370,278
5.5% 6/1/54 (e)	9,700,000	9,619,767
5.5% 6/1/54 (e)	16,400,000	16,264,349
5.5% 7/1/54 (e)	13,900,000	13,770,367
5.5% 7/1/54 (e)	12,200,000	12,086,222
6% 6/1/54 (e)	17,200,000	17,313,138
6% 6/1/54 (e)	17,225,000	17,338,303
6% 6/1/54 (e)	19,875,000	20,005,734
6% 6/1/54 (e)	13,975,000	14,066,925
6% 6/1/54 (e)	11,200,000	11,273,671
6% 6/1/54 (e)	22,100,000	22,245,369
6% 6/1/54 (e)	9,700,000	9,763,805
6% 7/1/54 (e)	17,200,000	17,282,231
6% 7/1/54 (e)	13,975,000	14,041,813
6% 7/1/54 (e)	11,200,000	11,253,546
6% 7/1/54 (e)	31,800,000	31,952,033
6% 7/1/54 (e)	2,225,000	2,235,638
6.5% 3/20/31 to 6/15/37	43,294	44,660
TOTAL GINNIE MAE		1,398,215,266
Uniform Mortgage Backed Securities - 11.5%
2% 6/1/54 (e)	30,075,000	23,183,581
2% 6/1/54 (e)	60,550,000	46,675,506
2% 6/1/54 (e)	29,900,000	23,048,681
2% 6/1/54 (e)	16,650,000	12,834,801
2% 6/1/54 (e)	45,200,000	34,842,822
2% 6/1/54 (e)	31,700,000	24,436,227
2% 6/1/54 (e)	48,050,000	37,039,770
2% 6/1/54 (e)	30,600,000	23,588,282
2% 6/1/54 (e)	43,550,000	33,570,905
2% 6/1/54 (e)	45,500,000	35,074,080
2% 6/1/54 (e)	9,125,000	7,034,087
2% 6/1/54 (e)	13,200,000	10,175,337
2% 6/1/54 (e)	10,800,000	8,325,276
2% 6/1/54 (e)	8,500,000	6,552,301
2% 6/1/54 (e)	88,900,000	68,529,356
2% 6/1/54 (e)	77,050,000	59,394,678
2% 6/1/54 (e)	180,150,000	138,870,231
2% 6/1/54 (e)	29,200,000	22,509,080
2% 7/1/54 (e)	273,000,000	210,668,422
2% 7/1/54 (e)	82,900,000	63,972,206
2% 7/1/54 (e)	66,200,000	51,085,163
2% 7/1/54 (e)	49,400,000	38,120,952
2.5% 6/1/54 (e)	25,200,000	20,334,238
2.5% 6/1/54 (e)	49,800,000	40,184,327
2.5% 6/1/54 (e)	25,050,000	20,213,201
2.5% 6/1/54 (e)	6,650,000	5,365,979
2.5% 6/1/54 (e)	11,000,000	8,876,056
2.5% 6/1/54 (e)	30,325,000	24,469,673
2.5% 6/1/54 (e)	7,825,000	6,314,104
2.5% 6/1/54 (e)	4,225,000	3,409,212
2.5% 6/1/54 (e)	27,400,000	22,109,449
2.5% 6/1/54 (e)	9,925,000	8,008,623
2.5% 6/1/54 (e)	7,300,000	5,890,474
2.5% 6/1/54 (e)	44,875,000	36,210,275
2.5% 7/1/54 (e)	74,300,000	60,005,973
2.5% 7/1/54 (e)	23,025,000	18,595,391
2.5% 7/1/54 (e)	22,950,000	18,534,819
3% 6/1/54 (e)	17,200,000	14,457,410
3% 6/1/54 (e)	125,000	105,068
3% 6/1/54 (e)	28,400,000	23,871,538
3% 6/1/54 (e)	3,600,000	3,025,970
3% 6/1/54 (e)	3,975,000	3,341,175
3% 6/1/54 (e)	14,200,000	11,935,769
3% 6/1/54 (e)	3,600,000	3,025,970
3% 6/1/54 (e)	105,100,000	88,341,500
3% 7/1/54 (e)	57,550,000	48,402,710
3% 7/1/54 (e)	39,700,000	33,389,880
3% 7/1/54 (e)	25,100,000	21,110,478
3.5% 6/1/54 (e)	88,575,000	77,617,334
3.5% 6/1/54 (e)	88,575,000	77,617,334
3.5% 7/1/54 (e)	38,925,000	34,082,193
3.5% 7/1/54 (e)	9,650,000	8,449,407
3.5% 7/1/54 (e)	58,075,000	50,849,669
3.5% 7/1/54 (e)	1,900,000	1,663,614
4% 6/1/54 (e)	63,750,000	57,820,727
4% 6/1/54 (e)	29,850,000	27,073,705
4% 6/1/54 (e)	27,250,000	24,715,527
4% 7/1/54 (e)	51,450,000	46,680,801
4.5% 6/1/54 (e)	25,950,000	24,292,662
4.5% 6/1/54 (e)	10,150,000	9,501,754
4.5% 6/1/54 (e)	1,325,000	1,240,377
4.5% 6/1/54 (e)	7,900,000	7,395,454
4.5% 6/1/54 (e)	2,250,000	2,106,300
4.5% 6/1/54 (e)	1,550,000	1,451,007
5.5% 6/1/54 (e)	4,250,000	4,180,438
5.5% 6/1/54 (e)	4,250,000	4,180,438
6% 6/1/54 (e)	28,650,000	28,686,918
6% 6/1/54 (e)	28,650,000	28,686,918
6% 6/1/54 (e)	48,325,000	48,387,272
6% 6/1/54 (e)	32,200,000	32,241,493
6% 6/1/54 (e)	16,025,000	16,045,650
6% 6/1/54 (e)	22,100,000	22,128,478
6% 7/1/54 (e)	62,700,000	62,756,305
6% 7/1/54 (e)	21,950,000	21,969,711
6.5% 6/1/54 (e)	5,100,000	5,183,871
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,256,066,363
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,237,611,586)		6,031,414,403

Asset-Backed Securities - 8.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	4,041,171	2,897,485
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,104,720	972,164
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	7,267,084	6,820,359
Class B, 4.458% 10/16/39 (b)	2,087,167	1,027,987
Series 2021-1A Class A, 2.95% 11/16/41 (b)	8,979,557	8,199,831
Series 2021-2A Class A, 2.798% 1/15/47 (b)	18,400,013	16,235,424
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	34,727,209	34,297,335
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	4,900,000	4,905,344
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(f)(g)	15,363,000	15,439,815
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(f)(g)	15,071,000	15,099,575
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(f)(g)	23,693,000	23,810,541
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(f)(g)	8,253,000	8,276,513
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(f)(g)	19,226,000	19,271,450
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/48 (b)	782,000	789,369
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(f)(g)	11,745,000	11,770,780
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(f)(g)	9,447,000	9,475,596
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	8,060,000	8,013,461
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	8,410,000	8,357,683
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(f)(j)(r)	401,825	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,489,932	2,290,646
Class B, 4.335% 1/16/40 (b)	551,865	331,119
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(f)(g)	15,100,000	15,115,266
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(f)(g)	15,787,000	15,820,326
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(e)(f)(g)	13,598,000	13,614,195
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(f)(g)	12,053,000	12,084,302
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(f)(g)	16,982,000	17,019,649
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(f)(g)	27,261,000	27,322,610
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(f)(g)	8,291,000	8,310,965
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	15,300,000	15,173,943
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(f)(g)	14,004,000	14,026,785
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(f)(g)	14,540,310	14,579,539
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(f)(g)	19,096,000	19,314,229
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(f)(g)	17,449,000	17,483,619
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(f)(g)	12,522,000	12,537,127
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	6,981,274	6,877,672
Series 2021-1A Class A, 2.443% 7/15/46 (b)	12,944,080	11,437,648
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	2,930,000	2,919,221
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(f)(g)	7,230,985	7,243,394
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,500,000	1,476,542
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 12.175% 4/25/37 (b)(f)(g)	250,000	251,056
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	5,618,000	5,633,589
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	7,556,000	7,629,887
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	7,190,341	6,472,986
Class B, 5.095% 4/15/39 (b)	4,356,038	2,942,163
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,007,409	1,863,897
Series 2021-1A Class A, 3.474% 1/15/46 (b)	1,635,220	1,537,953
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(f)(g)	10,997,000	11,025,119
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(f)(g)	7,745,000	7,766,794
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(f)(g)	16,187,000	16,213,093
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(f)(g)	11,696,000	11,763,860
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(f)(g)	11,637,000	11,662,089
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	3,971,448	3,886,430
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	6,000,000	5,970,151
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	4,716,870	4,742,617
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	7,021,013	7,005,261
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	4,700,000	4,690,356
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(f)(g)	12,599,000	12,627,247
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(f)(g)	24,335,000	24,385,738
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(f)(g)	20,650,000	20,673,603
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(d)(f)(g)(j)	209,686	0
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	1,485,000	1,335,770
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	13,622,851	13,634,152
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	10,011,563	9,447,507
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	557,000	519,960
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (r)	9,200,000	9,038,042
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	3,514,995	3,518,384
Class A3, 5.64% 2/22/28 (b)	3,359,000	3,369,490
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	3,700,000	3,654,915
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	2,437,000	2,434,321
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(f)(g)	9,084,000	9,102,559
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(f)(g)	22,812,000	22,863,167
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(f)(g)	13,262,000	13,277,636
Dryden Senior Loan Fund:
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(f)(g)	11,160,000	11,184,786
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(f)(g)	6,539,000	6,557,930
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(f)(g)	6,808,000	6,825,204
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(f)(g)	15,072,000	15,111,700
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(f)(g)	12,756,000	12,764,891
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(f)(g)	3,200,000	3,209,501
Elmwood CLO Ltd. Series 2021-5A Class E, CME Term SOFR 3 Month Index + 6.610% 11.9362% 1/20/35 (b)(f)(g)	419,000	420,496
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	5,400,000	5,407,336
Class A3, 5.61% 4/20/28 (b)	5,112,000	5,119,125
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	12,103,000	12,219,228
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	420,000	404,058
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	265,000	238,898
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(f)(g)	8,589,000	8,616,073
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(f)(g)	12,500,000	12,535,138
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(f)(g)	23,424,000	23,552,551
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	4,700,000	4,422,578
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,100,000	4,059,004
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	8,000,000	8,004,196
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	2,159,384	2,157,959
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	7,011,000	7,021,113
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	3,421,000	3,416,319
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	3,287,000	3,253,736
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 4.25% 7/20/37 (b)(f)(g)	250,000	250,449
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 5.6% 7/20/37 (b)(f)(g)	351,000	351,945
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	488,686	436,286
Series 2021-2 Class G, 4.505% 12/17/26 (b)	2,240,118	1,984,814
Series 2021-3 Class F, 4.242% 1/17/41 (b)	324,950	278,156
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	7,247,000	7,198,352
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	4,000,000	4,000,736
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,926,049	3,553,852
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	3,521,584	3,204,628
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	11,900,000	11,917,162
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(f)(g)	8,865,000	8,878,732
Invesco U.S. Clo 2023-2 Ltd. Series 2023-2A Class F, CME Term SOFR 3 Month Index + 7.580% 12.9046% 4/21/36 (b)(f)(g)	250,000	250,281
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(f)(g)	12,096,000	12,172,156
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(e)(f)(g)	10,479,000	10,486,220
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(f)(g)	21,121,000	21,159,018
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(f)(g)	6,847,000	6,912,163
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(f)(g)	16,420,000	16,496,402
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(f)(g)	17,793,000	17,796,772
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(f)(g)	8,675,000	8,696,228
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(f)(g)	3,536,000	3,537,160
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(f)(g)	15,620,000	15,653,849
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(f)(g)	7,863,000	7,917,365
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(f)(g)	2,957,000	2,965,951
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(f)(g)	15,155,000	15,197,904
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(f)(g)	11,245,000	11,275,485
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(f)(g)	10,754,000	10,758,947
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(f)(g)	13,484,106	13,514,216
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	4,300,000	4,296,317
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	7,252,327	7,283,500
Midocean Credit Clo Xii Ltd. Series 2024-12A Class ER, CME Term SOFR 3 Month Index + 6.650% 11.9769% 4/18/36 (b)(f)(g)	250,000	250,981
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 0% 7/21/37 (b)(e)(f)(g)	250,000	250,700
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(f)(g)	13,601,544	13,617,036
Neuberger Berman Loan Advisers Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.8235% 4/20/38 (b)(f)(g)	346,000	354,370
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	7,300,000	7,244,418
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(f)	17,577,000	17,663,795
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(f)(g)	932,000	936,599
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.8662% 7/20/34 (b)(f)(g)	250,000	250,778
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 12.1412% 4/26/36 (b)(f)(g)	262,000	264,786
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 5.7% 7/20/37 (b)(e)(f)(g)	500,000	500,000
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.0746% 10/20/33 (b)(f)(g)	189,000	191,494
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 0% 8/8/32 (b)(e)(f)(g)	505,000	506,399
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (f)(g)	69,120	68,104
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(f)(g)	12,426,000	12,457,289
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	20,010,375	19,609,585
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	9,367,223	8,431,429
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	10,342,920	9,662,138
Class A2II, 4.008% 12/5/51 (b)	9,242,380	8,086,754
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	800,000	761,784
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	797,000	775,990
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	519,000	512,007
Class E2, 6.863% 6/17/39 (b)	870,000	859,410
Progress Residential Trust:
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	401,000	370,055
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	315,000	287,909
Class G, 4.003% 7/17/38 (b)	168,000	151,610
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	203,000	181,683
Class G, 4.005% 10/17/38 (b)	1,347,000	1,199,408
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	688,000	638,071
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	7,155,755	6,297,852
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	4,080,678	3,886,066
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 11.7956% 4/26/37 (b)(f)(g)	265,000	269,457
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	945,000	881,967
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(f)(g)	15,987,000	16,022,875
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(f)(g)	17,526,000	17,556,951
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	7,941,626	7,227,118
Class B, 4.335% 3/15/40 (b)	874,863	669,235
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	12,474,000	12,224,402
1.884% 7/15/50 (b)	4,985,000	4,661,988
2.328% 7/15/52 (b)	3,812,000	3,393,167
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	7,688,000	7,684,539
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	3,661,864	3,664,672
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	4,379,000	4,372,912
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8168% 5/17/39 (b)(f)(g)	1,616,000	1,579,638
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	10,977,000	10,977,000
Class A2I, 6.028% 7/30/54 (b)	21,054,000	21,054,000
Class A2II, 6.268% 7/30/54 (b)	12,516,000	12,516,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(f)(g)	18,277,000	18,325,763
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(f)(g)	10,786,000	10,852,334
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(f)(g)	6,562,331	6,574,675
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(f)(g)	1,661,000	1,663,384
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(f)(g)	14,155,000	14,174,888
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(f)(g)	26,688,000	26,754,026
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0892% (b)(d)(f)(g)(j)	464,655	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (f)(g)	6,970	6,994
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	3,409,000	3,400,738
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	12,132,534	12,147,157
Class A3, 6.13% 9/21/26 (b)	9,400,000	9,446,875
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	8,091,000	8,100,284
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 6.212% 5/17/32 (b)(f)	1,769,010	1,735,343
Series 2018-A Class A, 4.147% 9/15/38 (b)(f)	7,765,378	6,990,083
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	10,839,286	9,438,308
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	8,086,000	8,042,505
Series 2024-A Class A3, 5.25% 4/20/27 (b)	6,500,000	6,480,293
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(f)(g)	934,000	667,952
Trestles Clo 2017-1 Ltd. Series 2021-1A Class DR, CME Term SOFR 3 Month Index + 6.510% 11.8352% 4/25/32 (b)(f)(g)	731,000	731,545
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	525,000	500,297
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	151,000	144,715
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,081,000	1,031,080
Class E2, 5.739% 4/17/39 (b)	1,344,000	1,283,891
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	270,000	271,347
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	168,000	152,040
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,100,000	1,100,015
Class F, 8.871% 5/15/54 (b)	1,418,000	1,424,645
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	6,100,000	6,080,849
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(f)(g)	14,644,000	14,819,713
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(f)(g)	10,244,000	10,260,104
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(f)(g)	8,182,000	8,197,407
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(f)(g)	16,805,000	16,854,541
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(f)(g)	17,432,000	17,460,972
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	14,700,000	14,829,619
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	7,400,000	7,383,905
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	7,281,130	7,681,737
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	8,561,000	8,469,307
Series 2023-C Class A3, 5.15% 11/15/28	4,203,000	4,185,118
Series 2024-B Class A3, 5.27% 9/17/29	4,000,000	3,993,022
TOTAL ASSET-BACKED SECURITIES (Cost $1,602,417,719)		1,589,188,063

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	3,986,639	3,378,733
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(f)	1,520,612	1,492,426
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(f)	4,400,000	4,197,160
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(f)	18,926	18,740
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2118% 2/10/48 (f)	1,183,000	1,099,063
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(f)	1,599	181
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.3318% 5/27/37 (b)(f)(g)	262,301	256,303
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(f)(g)(j)	87,210	9
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	2,637,765	2,492,693
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	13,960,209	12,799,574
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,179,864	2,043,762
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,949,284	1,759,135
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	3,210,611	2,928,217
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	1,448,879	1,392,478
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	1,135,851	1,077,052
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	5,595,378	5,234,905
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(f)	6,400,000	6,023,040
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	1,477,673	1,386,256
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (f)(g)	1,340	1,220
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0794% 9/25/43 (f)(g)	632,001	601,580
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	10,518,070	9,668,748
TOTAL PRIVATE SPONSOR		57,851,275
U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 2/25/32 (f)(g)	2,080	2,079
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4379% 3/18/32 (f)(g)	3,819	3,838
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (f)(g)	4,132	4,151
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 10/25/32 (f)(g)	5,175	5,200
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1882% 1/25/32 (f)(g)	1,931	1,928
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (f)(r)(s)	77,931	9,735
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2418% 11/25/36 (f)(r)(s)	56,334	4,601
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	17,313	17,408
Series 1999-32 Class PL, 6% 7/25/29	23,322	23,341
Series 1999-33 Class PK, 6% 7/25/29	16,825	16,833
Series 2001-52 Class YZ, 6.5% 10/25/31	2,949	2,982
Series 2005-102 Class CO 11/25/35 (t)	11,666	9,807
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4106% 8/25/35 (f)(g)(s)	2,380	2,334
Series 2005-81 Class PC, 5.5% 9/25/35	38,540	38,605
Series 2006-12 Class BO 10/25/35 (t)	52,504	45,296
Series 2006-15 Class OP 3/25/36 (t)	76,355	62,850
Series 2006-37 Class OW 5/25/36 (t)	7,572	5,935
Series 2006-45 Class OP 6/25/36 (t)	23,542	18,918
Series 2006-62 Class KP 4/25/36 (t)	37,712	30,486
Series 2012-134 Class MX, 3.5% 5/25/42	324,288	309,019
Series 2012-149:
Class DA, 1.75% 1/25/43	662,683	599,056
Class GA, 1.75% 6/25/42	782,128	702,157
Series 2017-22 Class ED, 3.5% 6/25/44	306,383	299,068
Series 2021-45 Class DA, 3% 7/25/51	3,050,127	2,637,611
Series 2021-69 Class JK, 1.5% 10/25/51	1,787,575	1,447,536
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	3,007	3,064
Series 1999-25 Class Z, 6% 6/25/29	18,390	18,221
Series 2001-20 Class Z, 6% 5/25/31	21,857	21,895
Series 2001-31 Class ZC, 6.5% 7/25/31	10,281	10,277
Series 2002-16 Class ZD, 6.5% 4/25/32	9,804	9,923
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (f)(r)(s)	11,580	233
Series 2012-67 Class AI, 4.5% 7/25/27 (r)	16,647	249
Series 2016-104 Class B, 4% 12/25/44	641,089	616,776
Series 2016-99 Class KA, 4% 11/25/42	757,681	735,172
Series 2020-101 Class BA, 1.5% 9/25/45	2,760,920	2,319,125
Series 2020-43 Class MA, 2% 1/25/45	4,462,420	3,966,058
Series 2020-49 Class JA, 2% 8/25/44	1,546,170	1,384,471
Series 2020-51 Class BA, 2% 6/25/46	4,903,772	4,130,552
Series 2020-80 Class BA, 1.5% 3/25/45	3,763,418	3,179,850
Series 2021-68 Class A, 2% 7/25/49	3,225,964	2,477,424
Series 2021-85 Class L, 2.5% 8/25/48	1,787,044	1,520,970
Series 2021-95:
Class 0, 2.5% 9/25/48	5,406,679	4,616,200
Class BA, 2.5% 6/25/49	8,122,817	6,922,485
Series 2021-96 Class HA, 2.5% 2/25/50	2,824,344	2,401,321
Series 2022-1 Class KA, 3% 5/25/48	1,732,618	1,539,612
Series 2022-11 Class B, 3% 6/25/49	2,212,817	1,980,231
Series 2022-13:
Class HA, 3% 8/25/46	1,800,476	1,636,861
Class JA, 3% 5/25/48	3,312,419	2,975,587
Series 2022-15 Class GC, 3% 1/25/47	2,712,719	2,456,805
Series 2022-17 Class BH, 3% 5/25/47	2,969,019	2,703,489
Series 2022-25 Class AB, 4% 9/25/47	2,924,428	2,771,707
Series 2022-3:
Class D, 2% 2/25/48	7,892,921	6,820,658
Class N, 2% 10/25/47	20,428,339	17,333,409
Series 2022-30 Class E, 4.5% 7/25/48	4,516,498	4,319,042
Series 2022-35 Class CK, 4% 3/25/47	6,383,927	5,937,035
Series 2022-4 Class B, 2.5% 5/25/49	2,064,604	1,757,890
Series 2022-49 Class TC, 4% 12/25/48	1,451,139	1,360,511
Series 2022-5:
Class 0, 2.5% 6/25/48	2,187,394	1,886,167
Class DA, 2.25% 11/25/47	6,470,423	5,597,735
Series 2022-69 Class AB, 4.5% 1/25/44	5,467,529	5,212,675
Series 2022-7:
Class A, 3% 5/25/48	2,469,932	2,194,821
Class E, 2.5% 11/25/47	7,838,206	6,870,081
Series 2022-9 Class BA, 3% 5/25/48	2,482,223	2,205,615
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (f)(r)(s)	37,388	3,114
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (f)(r)(s)	18,889	1,730
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (f)(r)(s)	4,078	363
Series 2005-72 Class ZC, 5.5% 8/25/35	310,270	306,230
Series 2005-79 Class ZC, 5.9% 9/25/35	248,100	246,326
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9907% 6/25/37 (f)(g)(s)	15,944	17,887
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (f)(g)(s)	24,299	27,287
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (f)(g)(s)	5,812	6,044
Series 2010-135 Class ZA, 4.5% 12/25/40	528,305	508,644
Series 2010-150 Class ZC, 4.75% 1/25/41	886,020	853,446
Series 2010-95 Class ZC, 5% 9/25/40	1,870,876	1,829,933
Series 2011-39 Class ZA, 6% 11/25/32	89,703	91,077
Series 2011-4 Class PZ, 5% 2/25/41	313,077	293,219
Series 2011-67 Class AI, 4% 7/25/26 (r)	3,306	59
Series 2012-100 Class WI, 3% 9/25/27 (r)	255,394	8,024
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (f)(r)(s)	13,448	60
Series 2013-133 Class IB, 3% 4/25/32 (r)	62,703	893
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (f)(r)(s)	125,341	10,745
Series 2013-51 Class GI, 3% 10/25/32 (r)	418,424	20,332
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (f)(r)(s)	101,346	6,187
Series 2015-42 Class IL, 6% 6/25/45 (r)	700,321	111,836
Series 2015-70 Class JC, 3% 10/25/45	627,456	581,573
Series 2017-30 Class AI, 5.5% 5/25/47 (r)	422,963	68,154
Series 2020-39 Class MG, 1.5% 6/25/40	8,926,236	7,240,249
Series 2020-45:
Class JC, 1.5% 7/25/40	9,091,566	7,368,794
Class JL, 3% 7/25/40	158,387	139,768
Series 2020-59 Class MC, 1.5% 8/25/40	9,994,877	8,102,531
Series 2021-59 Class H, 2% 6/25/48	1,818,888	1,435,616
Series 2021-66:
Class DA, 2% 1/25/48	1,968,219	1,561,329
Class DM, 2% 1/25/48	2,091,653	1,659,245
Series 2022-28 Class A, 2.5% 2/25/52	6,739,546	6,151,353
Series 2023-13 Class CK, 1.5% 11/25/50	11,120,422	8,542,030
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (r)	19,381	2,924
Series 343 Class 16, 5.5% 5/25/34 (r)	18,025	2,738
Series 348 Class 14, 6.5% 8/25/34 (f)(r)	11,813	2,172
Series 351:
Class 12, 5.5% 4/25/34 (f)(r)	7,277	1,150
Class 13, 6% 3/25/34 (r)	11,208	1,943
Series 359 Class 19, 6% 7/25/35 (f)(r)	6,424	1,162
Series 384 Class 6, 5% 7/25/37 (r)	75,725	12,380
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 1/15/32 (f)(g)	1,504	1,502
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (f)(g)	2,218	2,222
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (f)(g)	2,082	2,091
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 6/15/31 (f)(g)	3,569	3,575
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (f)(g)	1,277	1,280
planned amortization class:
Series 2017-4744 Class JA, 3% 9/15/47	654,871	581,814
Series 2021-5141 Class JM, 1.5% 4/25/51	1,321,478	1,064,594
Series 2021-5148:
Class AD, 1.5% 10/25/51	1,780,655	1,435,334
Class PC, 1.5% 10/25/51	1,764,481	1,406,160
Series 2022-5214 Class CG, 3.5% 4/25/52	2,486,403	2,286,365
Series 2022-5220 Class PK, 3.5% 1/25/51	3,399,758	3,131,906
Series 2095 Class PE, 6% 11/15/28	22,224	22,282
Series 2101 Class PD, 6% 11/15/28	2,101	2,105
Series 2121 Class MG, 6% 2/15/29	9,548	9,576
Series 2131 Class BG, 6% 3/15/29	67,015	67,234
Series 2137 Class PG, 6% 3/15/29	11,093	11,127
Series 2154 Class PT, 6% 5/15/29	17,880	17,938
Series 2162 Class PH, 6% 6/15/29	3,441	3,444
Series 2520 Class BE, 6% 11/15/32	37,991	38,322
Series 2693 Class MD, 5.5% 10/15/33	355,581	351,710
Series 2802 Class OB, 6% 5/15/34	23,933	24,025
Series 3002 Class NE, 5% 7/15/35	88,387	87,065
Series 3110 Class OP 9/15/35 (t)	13,621	12,933
Series 3119 Class PO 2/15/36 (t)	88,470	70,054
Series 3121 Class KO 3/15/36 (t)	13,712	11,477
Series 3123 Class LO 3/15/36 (t)	49,826	39,801
Series 3145 Class GO 4/15/36 (t)	53,023	42,672
Series 3189 Class PD, 6% 7/15/36	83,632	85,287
Series 3225 Class EO 10/15/36 (t)	27,247	21,577
Series 3258 Class PM, 5.5% 12/15/36	28,760	28,890
Series 3415 Class PC, 5% 12/15/37	36,850	36,275
Series 3832 Class PE, 5% 3/15/41	356,471	350,600
Series 4135 Class AB, 1.75% 6/15/42	602,313	544,033
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	79,934	79,501
Series 2015-4516 Class A, 4% 8/15/41	280,383	276,604
Series 2020-4993 Class LA, 2% 8/25/44	4,248,834	3,807,194
Series 2020-5018:
Class LC, 3% 10/25/40	1,067,525	944,257
Class LY, 3% 10/25/40	811,824	717,923
Series 2020-5058 Class BE, 3% 11/25/50	3,849,431	3,259,190
Series 2020-5066 Class A, 1.5% 11/25/44	1,239,552	1,061,371
Series 2021-5115 Class A, 2% 3/25/40	4,329,301	3,726,193
Series 2021-5139 Class JC, 2% 8/25/40	4,128,922	3,509,979
Series 2021-5147 Class WN, 2% 1/25/40	4,461,383	3,794,682
Series 2021-5169 Class TP, 2.5% 6/25/49	1,643,573	1,399,005
Series 2021-5175 Class CB, 2.5% 4/25/50	10,207,399	8,654,862
Series 2021-5178:
Class CT, 2% 11/25/40	4,514,008	3,808,150
Class TP, 2.5% 4/25/49	3,918,342	3,335,080
Series 2021-5180 Class KA, 2.5% 10/25/47	2,043,230	1,762,904
Series 2022-5189:
Class DA, 2.5% 5/25/49	1,337,016	1,121,764
Class TP, 2.5% 5/25/49	2,718,992	2,280,977
Series 2022-5190:
Class BA, 2.5% 11/25/47	1,281,060	1,104,012
Class CA, 2.5% 5/25/49	2,278,139	1,910,720
Series 2022-5191 Class CA, 2.5% 4/25/50	2,404,717	2,025,918
Series 2022-5197:
Class A, 2.5% 6/25/49	2,278,144	1,910,719
Class DA, 2.5% 11/25/47	972,611	839,345
Series 2022-5198 Class BA, 2.5% 11/25/47	4,315,885	3,783,472
Series 2022-5200:
Class C, 3% 5/25/48	5,588,381	5,019,067
Class LA, 3% 10/25/48	4,764,243	4,247,785
Series 2022-5202:
Class AG, 3% 1/25/49	1,267,114	1,126,940
Class BC, 3% 5/25/48	5,373,194	4,774,473
Class LB, 2.5% 10/25/47	1,040,743	899,071
Class UA, 3% 4/25/50	1,966,385	1,725,703
Series 2022-5210 Class TA, 3.5% 11/25/46	1,756,504	1,600,446
Series 2135 Class JE, 6% 3/15/29	3,752	3,782
Series 2274 Class ZM, 6.5% 1/15/31	6,697	6,700
Series 2281 Class ZB, 6% 3/15/30	11,761	11,865
Series 2303 Class ZV, 6% 4/15/31	6,080	6,147
Series 2357 Class ZB, 6.5% 9/15/31	59,073	59,528
Series 2502 Class ZC, 6% 9/15/32	14,544	14,670
Series 2519 Class ZD, 5.5% 11/15/32	21,395	21,370
Series 2998 Class LY, 5.5% 7/15/25	1,669	1,663
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (f)(r)(s)	27,464	2,038
Series 2013-4281 Class AI, 4% 12/15/28 (r)	5,589	36
Series 2017-4683 Class LM, 3% 5/15/47	954,701	893,170
Series 2020-5000 Class BA, 2% 4/25/45	5,045,354	4,446,407
Series 2020-5041:
Class LA, 1.5% 11/25/40	10,351,377	8,371,463
Class LB, 3% 11/25/40	1,816,829	1,608,109
Series 2020-5046 Class PT, 1.5% 11/25/40	7,859,020	6,354,881
Series 2021-5083 Class VA, 1% 8/15/38	4,605,000	4,284,065
Series 2021-5176 Class AG, 2% 1/25/47	7,686,672	6,482,158
Series 2021-5182 Class A, 2.5% 10/25/48	13,341,256	11,383,022
Series 2022-5210 Class AB, 3% 1/25/42	2,965,856	2,672,517
Series 2022-5213 Class AH, 2.25% 4/25/37	4,545,627	4,111,315
Series 2022-5236 Class P, 5% 4/25/48	2,139,641	2,096,130
Series 2022-5266 Class CD, 4.5% 10/25/44	4,924,543	4,765,333
Series 2933 Class ZM, 5.75% 2/15/35	498,953	502,701
Series 2947 Class XZ, 6% 3/15/35	160,247	162,183
Series 2996 Class ZD, 5.5% 6/15/35	334,386	334,521
Series 3237 Class C, 5.5% 11/15/36	417,225	418,497
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (f)(r)(s)	118,009	9,170
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (f)(r)(s)	78,085	7,239
Series 3949 Class MK, 4.5% 10/15/34	61,021	59,337
Series 4055 Class BI, 3.5% 5/15/31 (r)	28,171	144
Series 4149 Class IO, 3% 1/15/33 (r)	226,825	16,241
Series 4314 Class AI, 5% 3/15/34 (r)	7,535	115
Series 4427 Class LI, 3.5% 2/15/34 (r)	314,609	14,723
Series 4471 Class PA 4% 12/15/40	228,659	221,542
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/37 (f)(g)	97,200	94,680
Series 2156 Class TC, 6.25% 5/15/29	4,338	4,336
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	7,615	7,658
Series 2056 Class Z, 6% 5/15/28	18,228	18,258
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	2,265,698	1,830,095
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	1,617,200	1,378,294
Class GC, 2% 11/25/47	1,636,565	1,396,558
Series 2021-5164 Class M, 2.5% 7/25/48	1,648,352	1,405,660
Series 4386 Class AZ, 4.5% 11/15/40	909,090	861,920
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (f)(r)(s)	48,670	4,032
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9827% 3/20/60 (f)(g)(u)	306,566	306,298
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (f)(g)(u)	78,193	77,939
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (f)(g)(u)	77,530	77,219
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (f)(g)(u)	68,665	68,386
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (f)(g)(u)	167,510	167,011
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (f)(g)(u)	117,419	117,239
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (f)(g)(u)	109,040	108,844
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (f)(g)(u)	164,288	163,986
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (f)(g)(u)	135,003	134,808
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (f)(g)(u)	148,415	148,180
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (f)(g)(u)	151,719	151,513
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (f)(g)(u)	162,665	162,494
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (f)(g)(u)	291,473	291,389
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (f)(g)(u)	176,172	176,351
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (f)(g)(u)	93,969	94,063
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (f)(g)(u)	175,195	175,214
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (f)(g)(u)	96,188	96,147
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (f)(g)(u)	6,352	6,300
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 10/20/62 (f)(g)(u)	89,260	89,147
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.7986% 3/20/63 (f)(g)(u)	140,948	140,454
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (f)(g)(u)	88,826	88,800
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (f)(g)(u)	166,435	166,380
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (f)(g)(u)	551,465	550,640
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9386% 9/20/64 (f)(g)(u)	1,960,783	1,957,563
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (f)(g)(u)	15,657	15,405
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8346% 1/20/49 (f)(g)	1,869,072	1,840,650
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9346% 10/20/49 (f)(g)	619,723	600,567
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8846% 2/20/49 (f)(g)	1,208,635	1,178,515
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (r)	14,409	816
Series 2016-69 Class WA, 3% 2/20/46	635,633	571,091
Series 2017-134 Class BA, 2.5% 11/20/46	870,593	767,252
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	132,790	128,587
Series 2010-160 Class DY, 4% 12/20/40	1,434,966	1,356,686
Series 2010-170 Class B, 4% 12/20/40	317,644	299,972
Series 2017-139 Class BA, 3% 9/20/47	2,932,433	2,560,820
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (f)(r)(s)	27,508	1,464
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7659% 8/17/34 (f)(r)(s)	26,082	1,949
Series 2010-116 Class QB, 4% 9/16/40	3,167,363	2,969,602
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 5/20/60 (f)(g)(u)	219,369	218,712
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (f)(r)(s)	123,035	9,387
Series 2013-149 Class MA, 2.5% 5/20/40	835,112	802,962
Series 2014-2 Class BA, 3% 1/20/44	1,768,686	1,574,482
Series 2014-21 Class HA, 3% 2/20/44	658,481	591,299
Series 2014-25 Class HC, 3% 2/20/44	1,136,633	1,007,921
Series 2014-5 Class A, 3% 1/20/44	922,410	821,206
Series 2015-H13 Class HA, 2.5% 8/20/64 (u)	6,228	5,935
Series 2017-186 Class HK, 3% 11/16/45	1,617,146	1,448,174
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (f)(g)(u)	885,383	880,978
TOTAL U.S. GOVERNMENT AGENCY		343,231,165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $408,432,400)		401,082,440

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1815% 9/15/38 (b)(f)(g)	627,000	478,124
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(f)(g)	9,488,000	9,422,770
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(f)(g)	1,792,000	1,771,280
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(f)(g)	1,279,000	1,262,352
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,400,000	6,083,641
Class ANM, 3.112% 11/5/32 (b)	7,809,000	7,027,424
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(f)	455,000	428,333
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,753,000	1,489,898
Class CNM, 3.7186% 11/5/32 (b)(f)	725,000	514,687
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	7,500,000	7,019,778
Series 2018-BN14 Class A4, 4.231% 9/15/60	12,400,000	11,794,117
Series 2019-BN20 Class ASB, 2.933% 9/15/62	400,000	373,295
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,177,790
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,100,000	1,024,822
Series 2020-BN28 Class A4, 1.844% 3/15/63	833,000	675,007
Series 2021-BN32 Class A5, 2.643% 4/15/54	356,000	299,683
Series 2021-BN33 Class A5, 2.556% 5/15/64	700,000	582,653
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,052,000	855,596
Series 2022-BNK39 Class A4, 2.928% 2/15/55	920,000	777,367
Series 2022-BNK40, Class A4, 3.3934% 3/15/64 (f)	295,000	257,082
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	531,000	350,136
Class E, 2.5% 6/15/55 (b)	416,000	247,634
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)	988,000	926,205
Series 2023-5YR1 Class A3, 6.26% 4/15/56	3,900,000	3,977,468
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	1,239,000	1,261,327
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	782,000	536,101
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	960,000	451,419
Class E, 2.8% 11/15/50 (b)	609,000	234,594
Series 2018-BN10 Class C, 4.163% 2/15/61 (f)	1,306,000	1,162,536
Series 2018-BN15:
Class D, 3% 11/15/61 (b)	430,000	321,732
Class E, 3% 11/15/61 (b)	430,000	291,216
Series 2020-BN25 Class C, 3.3529% 1/15/63 (f)	775,000	585,240
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)(j)	243,000	164,762
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	361,000	289,410
Class E, 2.5% 3/15/63 (b)	252,000	158,979
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (f)(j)	2,104,000	859,863
Series 2021-BN33:
Class B, 2.893% 5/15/64	572,000	464,426
Class XA, 1.0514% 5/15/64 (f)(r)	6,849,762	335,983
Series 2021-BN38 Class C, 3.2175% 12/15/64 (f)	146,000	110,860
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	994,000	665,115
Series 2022-BNK44:
Class A/S, 5.7448% 11/15/55 (f)	620,000	617,374
Class C, 5.7448% 11/15/55 (f)	2,056,000	1,886,971
Series 2023-BNK45 Class B, 6.148% 2/15/56 (f)	826,000	825,952
Bank Series 2023-BNK46 Class B, 6.7736% 8/15/56 (f)	843,000	872,755
Bank 2018-Bnk13 sequential payer Series 2018-BN13:
Class A4, 3.953% 8/15/61	2,400,000	2,262,326
Class A5, 4.217% 8/15/61	5,600,000	5,316,017
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (f)	347,000	315,880
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	1,180,000	965,965
Class XA, 1.7244% 7/15/49 (f)(r)	8,583,234	187,853
BANK Trust sequential payer Series 2017-BNK5:
Class A5, 3.39% 6/15/60	8,900,000	8,352,447
Class ASB, 3.179% 6/15/60	5,652,956	5,445,046
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	4,200,000	4,377,865
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (f)	604,000	630,075
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	283,000	235,840
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	830,000	471,543
Series 2021-C10 Class ASB, 2.268% 7/15/54	2,000,000	1,772,275
Series 2022-C14 Class A5, 2.946% 2/15/55	1,388,000	1,173,356
Series 2022-C17 Class A5, 4.441% 9/15/55	1,426,000	1,334,583
Series 2022-C18 Class A5, 5.71% 12/15/55	1,593,000	1,622,692
Series 2023-C19 Class A5, 5.451% 4/15/56	1,016,000	1,016,681
Series 2023-C20 Class A5, 5.576% 7/15/56	886,000	896,487
Series 2023-C21:
Class A/S, 6.2964% 9/15/56 (f)	625,000	648,642
Class A3, 6.2964% 9/15/56 (f)	1,900,000	1,980,912
Series 2023-C22 Class C, 7.1259% 11/15/56 (f)	1,592,000	1,675,728
Series 2024-C26 Class C, 6% 5/15/57	290,000	282,248
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(f)	483,000	404,369
Class E, 3.6089% 8/14/36 (b)(f)	363,000	293,184
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	224,730
Series 2019-C5 Class D, 2.5% 11/15/52 (b)	188,000	138,304
Series 2020-C7:
Class A/S, 2.444% 4/15/53	128,000	105,311
Class B, 3.152% 4/15/53	481,000	387,613
Series 2022-C15, Class A5, 3.662% 4/15/55	1,203,000	1,060,985
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,816,000	1,718,979
Class B, 4.6% 6/15/55	441,000	400,719
Series 2022-C17 Class B, 4.889% 9/15/55	588,000	537,980
Series 2022-C18, Class B, 6.1492% 12/15/55 (f)	756,000	753,262
Series 2023 C19 Class B, 6.3323% 4/15/56 (f)	478,000	480,125
Series 2023-C21 Class C, 6.2964% 9/15/56 (f)	1,252,000	1,239,381
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	6,100,000	6,204,768
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	445,000	436,700
Class C, 6% 2/15/57	191,000	185,985
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	1,400,000	1,438,377
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class B, 6.0594% 1/10/57 (f)	445,000	442,066
Class C, 6.9726% 1/10/57 (f)	550,000	559,868
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,454,855
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(f)	399,000	8,063
Class 225E, 3.2943% 12/15/62 (b)(f)	269,000	2,639
Series 2019-B15 Class AAB, 2.859% 12/15/72	1,600,000	1,501,070
Series 2020-B20 Class E, 2% 10/15/53 (b)	588,000	308,993
Series 2020-B21 Class A5, 1.9775% 12/17/53	849,000	683,573
Series 2020-B22, Class A5, 1.973% 1/15/54	590,000	473,540
Series 2021-B29, Class A5, 2.3879% 9/15/54	1,716,000	1,401,268
Series 2022-B34 Class A5, 3.786% 4/15/55	532,000	464,376
Series 2022-B36 Class A5, 4.4699% 7/15/55	619,000	577,725
Series 2022-B37 Class A5, 5.9424% 11/15/55 (f)	719,000	738,581
Series 2023-B38 Class A4, 5.5246% 4/15/56	613,000	617,268
Series 2023-B39 Class A5, 5.7536% 7/15/56	1,361,000	1,393,232
Series 2023-C5 Class A5, 5.7653% 6/15/56	766,700	784,727
Series 2024-V6 Class A3, 5.9255% 3/15/29	4,700,000	4,777,656
Series 2018-B6 Class D, 3.0902% 10/10/51 (b)(f)	613,000	430,055
Series 2018-B7 Class D, 3% 5/15/53 (b)(f)	351,000	246,142
Series 2019-B12 Class B, 3.5702% 8/15/52	462,000	388,933
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	672,000	459,491
Series 2019-B14 Class XA, 0.7684% 12/15/62 (f)(r)	16,648,610	396,558
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(f)	1,113,000	994,859
Class D, 2.25% 7/15/53 (b)	777,000	484,124
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	335,000	267,249
Class D, 2% 12/17/53 (b)(j)	446,000	278,025
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (b)(f)	315,000	174,171
Class D, 3.2931% 9/15/48 (b)(f)	1,503,000	554,842
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(f)	789,000	551,878
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(f)	850,000	380,239
Class 300E, 3.094% 4/15/54 (b)(f)	282,000	98,313
Series 2021-B27 Class XA, 1.2566% 7/15/54 (f)(r)	11,266,729	644,607
Series 2022 B37 Class B, 5.7507% 11/15/55 (f)	434,000	422,164
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	949,000	595,110
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	618,000	568,275
Class D, 2.5% 7/15/55 (b)	712,000	419,542
Series 2022-B37 Class C, 5.9424% 11/15/55 (f)	823,000	705,744
Series 2023 B38:
Class B, 6.2446% 4/15/56 (f)	598,000	593,208
Class C, 6.2446% 4/15/56 (f)	800,000	697,464
Series 2023-B39 Class C, 6.5744% 7/15/56 (f)	926,000	927,641
Series 2023-V4:
Class B, 7.4604% 11/15/56 (f)	606,000	635,966
Class C, 7.4604% 11/15/56 (f)	606,000	623,140
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.9071% 3/15/41 (b)(f)(g)	629,000	628,217
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(f)(g)	7,279,000	7,283,554
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (f)	599,000	604,320
Class C, 6.8592% 2/15/57 (f)	158,000	159,210
BMO Mortgage Trust:
sequential payer:
Series 2022-C1 Class A5, 3.374% 2/15/55	1,650,000	1,437,093
Series 2023-5C1 Class A3, 6.534% 8/15/56	1,900,000	1,963,059
Series 2023-C6 Class A5, 5.9562% 9/15/56	626,000	648,296
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(f)	441,000	276,832
Class 360E, 3.9387% 2/17/55 (b)(f)	546,000	329,372
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	361,000	204,357
Series 2023-C4:
Class B, 5.396% 2/15/56 (f)	473,000	462,827
Class C, 5.8631% 2/15/56 (f)	1,315,000	1,288,394
Class D, 5.8631% 2/15/56 (b)(f)	294,000	248,698
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (f)	620,000	648,053
Series 2023-C7 Class B, 6.6738% 12/15/56 (f)	1,237,000	1,285,994
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(f)(g)	4,617,000	4,606,899
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(f)(g)	3,265,000	3,257,853
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(f)(g)	34,231,000	34,423,549
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(f)(g)	10,615,000	10,654,806
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0118% 4/15/37 (b)(f)(g)	1,327,000	1,328,659
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.889% 6/15/35 (b)(f)(g)	168,000	163,619
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(f)(g)	9,351,000	9,333,441
Bx 2024 Vlt4 floater Series 2024-VLT4 Class E, 8.519% 7/15/29 (b)(f)	1,385,000	1,381,538
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4315% 11/15/32 (b)(f)(g)	149,800	149,238
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(f)(g)	6,526,000	6,444,714
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(f)(g)	4,315,000	4,239,754
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(f)(g)	4,529,000	4,438,738
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9633% 4/15/34 (b)(f)(g)	861,000	821,264
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5315% 10/15/37 (b)(f)(g)	262,500	261,598
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1815% 10/15/37 (b)(f)(g)	695,100	682,249
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6815% 10/15/37 (b)(f)(g)	615,300	599,125
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4315% 2/15/36 (b)(f)(g)	646,882	618,124
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.781% 10/15/26 (b)(f)(g)	1,753,991	1,679,941
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(f)(g)	3,400,000	3,386,817
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0315% 2/15/36 (b)(f)(g)	287,000	282,247
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0315% 2/15/36 (b)(f)(g)	1,013,027	996,249
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(f)(g)	534,000	514,087
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(f)(g)	865,146	832,878
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4315% 2/15/36 (b)(f)(g)	1,572,000	1,502,114
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5183% 4/15/34 (b)(f)(g)	397,500	335,796
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(f)(g)	19,900,000	19,701,000
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(f)(g)	2,565,000	2,526,525
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(f)(g)	3,433,000	3,375,068
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(f)(g)	3,333,000	3,272,589
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(f)(g)	11,589,000	11,415,165
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3776% 10/15/36 (b)(f)(g)	798,000	775,386
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7815% 6/15/38 (b)(f)(g)	1,162,554	1,152,382
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2315% 6/15/38 (b)(f)(g)	2,097,157	2,078,807
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1815% 6/15/38 (b)(f)(g)	1,475,550	1,457,955
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2338% 5/15/38 (b)(f)(g)	793,046	785,115
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3838% 5/15/38 (b)(f)(g)	1,427,482	1,411,497
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8313% 9/15/36 (b)(f)(g)	2,650,000	2,626,813
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2813% 9/15/36 (b)(f)(g)	3,134,000	3,086,990
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(f)(g)	14,837,072	14,832,436
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0168% 1/15/39 (b)(f)(g)	824,000	816,790
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6668% 1/15/39 (b)(f)(g)	1,160,000	1,149,778
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5168% 1/15/39 (b)(f)(g)	378,000	374,657
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(f)(g)	18,957,754	18,910,760
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(f)(g)	6,797,907	6,738,438
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8785% 2/15/39 (b)(f)(g)	5,712,234	5,658,693
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2776% 2/15/39 (b)(f)(g)	5,712,234	5,669,502
Class G, CME Term SOFR 1 Month Index + 4.100% 9.4226% 2/15/39 (b)(f)(g)	1,527,691	1,517,242
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(f)(g)	11,505,000	11,573,311
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(f)(g)	2,543,000	2,557,304
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(f)(g)	1,378,000	1,388,335
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9056% 12/9/40 (b)(f)(g)	1,489,000	1,499,702
Series 2024-MF Class E, CME Term SOFR 1 Month Index + 3.730% 9.0551% 2/15/39 (b)(f)(g)	1,188,000	1,190,086
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9052% 3/15/34 (b)(f)(g)	1,095,000	1,092,245
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0051% 3/15/41 (b)(f)(g)	3,318,080	3,300,854
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3075% 11/15/32 (b)(f)(g)	582,243	581,697
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(f)(g)	3,924,672	3,890,453
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(f)(g)	6,400,186	6,356,342
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(f)(g)	38,394,785	38,418,804
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	1,771,000	1,561,863
Series 2019-OC11:
Class D, 3.944% 12/9/41 (b)(f)	84,000	73,530
Class E, 3.944% 12/9/41 (b)(f)	6,211,000	5,209,614
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(f)	3,289,000	2,786,981
Class E, 3.5488% 3/11/44 (b)(f)	2,839,000	2,334,817
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(f)(g)	2,153,116	2,152,443
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5049% 2/15/39 (b)(f)(g)	1,936,425	1,939,136
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(f)(g)	6,559,441	6,551,234
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(f)(g)	8,708,521	8,705,799
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(f)(g)	17,312,589	17,339,640
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.8415% 5/15/41 (b)(f)	21,723,000	21,750,154
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0383% 5/15/41 (b)(f)(g)	1,945,000	1,949,863
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 8.988% 5/15/34 (b)(f)(g)	3,250,000	3,241,717
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7265% 11/15/38 (b)(f)(g)	633,816	621,955
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4315% 1/15/34 (b)(f)(g)	1,623,709	1,599,310
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3315% 1/15/34 (b)(f)(g)	87,354	85,314
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(f)(g)	11,364,017	11,413,735
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3778% 8/15/43 (b)(f)(g)	1,420,009	1,424,447
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(f)(g)	6,679,128	6,679,128
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(f)(g)	1,506,971	1,506,500
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(f)(g)	1,261,736	1,263,663
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1028% 4/15/37 (b)(f)(g)	1,729,238	1,717,582
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6158% 1/15/39 (b)(f)(g)	443,000	432,073
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(f)(g)	25,522,000	25,537,951
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(f)(g)	4,068,000	4,066,729
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(f)(g)	3,377,000	3,375,945
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0054% 4/15/29 (b)(f)(g)	2,903,000	2,911,053
Series 2024-VLT4 Class F, CME Term SOFR 1 Month Index + 3.930% 9.2679% 7/15/29 (b)(f)(g)	3,350,000	3,341,625
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(f)	189,000	113,910
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.646% 3/15/35 (b)(f)	1,534,000	1,503,320
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(f)	976,000	573,138
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, CME Term SOFR 1 Month Index + 2.840% 8.164% 12/15/37 (b)(f)(g)	100,000	99,438
Class G, CME Term SOFR 1 Month Index + 3.540% 8.864% 12/15/37 (b)(f)(g)	3,620,500	3,570,498
CD Mortgage Trust:
Series 2017-CD3:
Class C, 4.5376% 2/10/50 (f)	813,000	422,090
Class D, 3.25% 2/10/50 (b)(j)	735,000	275,346
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	173,000	136,805
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	739,000	653,214
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9303% 2/15/39 (b)(f)(g)	2,211,000	1,860,871
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	17,851,842	16,251,660
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,838,716	1,742,121
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	2,128,823	1,993,386
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2019-C7 Class A4, 3.102% 12/15/72	903,000	802,640
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	5,700,000	5,340,235
Series 2020-GC46 Class AAB, 2.614% 2/15/53	3,500,000	3,227,788
Series 2015-GC27 Class A5, 3.137% 2/10/48	7,500,000	7,406,324
Series 2015-GC29 Class XA, 1.0098% 4/10/48 (f)(r)	17,843,854	91,603
Series 2015-GC33 Class XA, 0.8666% 9/10/58 (f)(r)	28,346,315	228,644
Series 2016-P4 Class D, 3.9387% 7/10/49 (b)(f)	965,000	756,205
Series 2016-P6 Class XA, 0.5536% 12/10/49 (f)(r)	20,859,745	228,619
Series 2019-GC41 Class D, 3% 8/10/56 (b)	546,000	395,768
Series 2020-420K:
Class D, 3.3118% 11/10/42 (b)(f)	280,000	233,047
Class E, 3.3118% 11/10/42 (b)(f)	1,317,101	1,069,698
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,029,000	620,543
Series 2023-PRM3:
Class C, 6.3597% 7/10/28 (b)(f)	295,000	293,252
Class D, 6.3597% 7/10/28 (b)(f)	676,000	649,353
Series 2023-SMRT Class D, 5.8524% 10/12/40 (b)(f)	1,212,000	1,165,710
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.663% 9/15/33 (b)(f)(g)	267,000	132,648
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6693% 9/15/33 (b)(f)(g)	300,000	116,165
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	527,000	475,611
Series 2014-CR18 Class A5, 3.828% 7/15/47	830,311	828,157
Series 2012-CR1:
Class D, 5.1372% 5/15/45 (b)(f)	820,814	634,489
Class G, 2.462% 5/15/45 (b)	145,279	2,001
Series 2012-LC4 Class C, 5.2913% 12/10/44 (f)	94,000	79,286
Series 2013-LC6 Class D, 3.9462% 1/10/46 (b)(f)	291,343	273,134
Series 2014-CR15 Class D, 3.9796% 2/10/47 (b)(f)	173,000	155,700
Series 2014-CR20:
Class AM, 3.938% 11/10/47	156,000	152,023
Class C, 4.4458% 11/10/47 (f)	590,000	575,083
Class XA, 0.9184% 11/10/47 (f)(r)	32,253,331	1,551
Series 2014-LC17 Class XA, 0.6416% 10/10/47 (f)(r)	18,204,852	182
Series 2014-UBS2 Class D, 4.8259% 3/10/47 (b)(f)	542,000	431,122
Series 2014-UBS6 Class XA, 0.8128% 12/10/47 (f)(r)	36,802,392	20,492
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(f)	845,000	674,450
Series 2015-DC1 Class C, 4.2741% 2/10/48 (f)	550,000	503,354
Series 2015-LC19:
Class B, 3.829% 2/10/48	100,000	94,251
Class D, 2.867% 2/10/48 (b)	1,230,000	1,095,105
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	202,000	157,065
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9767% 11/10/49 (f)(j)	352,000	269,488
Class D, 2.7267% 11/10/49 (f)	299,000	157,299
Computershare Corporate Trust:
sequential payer Series 2020-C58 Class A4, 2.092% 7/15/53	1,162,000	947,657
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,021,725
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(f)	964,000	680,012
Class F, 2.9968% 11/13/39 (b)(f)	651,000	405,877
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6481% 6/15/34 (b)(g)(j)	636,000	202,776
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,681,971	3,466,645
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8907% 5/9/25 (b)(f)(g)	782,333	748,712
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	2,260,000	2,145,247
CSAIL Commercial Mortgage Trust:
sequential payer Series 2017-CX10 Class ASB, 3.3269% 11/15/50	3,622,608	3,517,783
Series 2017-C8 Class C, 4.2637% 6/15/50 (f)	847,000	680,927
Series 2018-CX11 Class C, 4.8201% 4/15/51 (f)	282,000	250,556
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	630,000	527,739
Series 2019-C18 Class A/S, 3.3214% 12/15/52	480,000	409,592
CSMC Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(f)	1,925,000	1,492,638
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.6474% 10/15/51 (f)	189,000	159,588
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(f)	665,000	373,271
DBJPM Mortgage Trust:
Series 2016-C3 Class C, 3.4787% 8/10/49 (f)	218,000	169,883
Series 2020-C9:
Class AM, 2.34% 8/15/53	361,000	290,931
Class D, 2.25% 9/15/53 (b)	212,000	136,428
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3555% 8/10/44 (b)(f)	372,400	335,346
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(f)	250,000	136,509
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3168% 3/15/34 (b)(f)(g)	1,603,000	1,602,004
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 5.8433% 1/15/41 (b)(f)	3,443,000	3,426,920
Class C, 6.4734% 1/15/41 (b)(f)	350,000	348,371
Class D, 6.7308% 1/15/41 (b)(f)	2,865,000	2,829,365
Class E, 5.7759% 1/15/41 (b)(f)	458,000	416,283
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(f)(g)	23,425,733	23,235,396
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (b)(f)(g)	6,157,832	6,111,668
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0985% 11/15/38 (b)(f)(g)	3,055,444	3,036,347
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5475% 11/15/38 (b)(f)(g)	1,122,693	1,089,841
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0464% 11/15/38 (b)(f)(g)	2,115,538	2,022,140
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(f)(g)	6,909,576	6,904,583
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(f)(g)	3,935,025	3,930,122
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(f)(g)	2,900,597	2,896,972
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(f)(g)	12,648,686	12,644,734
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1315% 7/15/38 (b)(f)(g)	3,719,557	3,724,207
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	9,546,585	9,408,960
Series 2015-K049 Class A2, 3.01% 7/25/25	1,446,593	1,409,356
Series 2016-K055 Class A2, 2.673% 3/25/26	17,300,000	16,561,465
Series 2019-K736 Class A2, 2.282% 7/25/26	9,300,000	8,803,951
Series 2023-K751 Class A2, 4.412% 3/25/30	2,300,000	2,237,440
Series K063 Class A2, 3.43% 1/25/27	800,000	767,726
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(f)	1,356,000	1,396,369
Class D, 9.0801% 11/10/39 (b)(f)	314,000	324,812
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (b)(f)(g)	7,810,267	7,774,176
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(f)(g)	13,201,000	13,085,491
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(f)(g)	1,550,000	1,526,442
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(f)(g)	1,277,000	1,253,501
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,238,364	1,157,903
Series 2017-GS8 Class AAB, 3.313% 11/10/50	4,297,326	4,163,809
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,900,000	1,751,858
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,181,000	1,053,116
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,143,000	997,883
Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (b)(f)	991,000	967,052
Class E, 7.4336% 9/10/38 (b)(f)	2,549,000	2,519,093
Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	21,794	21,735
Class X, 0.4414% 8/10/43 (b)(f)(r)	220,367	2
Series 2011-GC5:
Class C, 5.1513% 8/10/44 (b)(f)	505,077	389,222
Class D, 5.1513% 8/10/44 (b)(f)	342,592	162,928
Class E, 5.1513% 8/10/44 (b)(f)(j)	424,043	47,853
Class F, 4.5% 8/10/44 (b)(j)	733,782	2,201
Series 2012-GCJ9:
Class D, 4.6009% 11/10/45 (b)(f)	872,059	793,574
Class E, 4.6009% 11/10/45 (b)(f)	510,000	425,055
Series 2013-GC10 Class D, 4.5366% 2/10/46 (b)(f)	334,000	302,370
Series 2015-GC34 Class XA, 1.1922% 10/10/48 (f)(r)	8,607,550	98,665
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	386,000	325,187
Series 2016-GS4 Class C, 3.951% 11/10/49 (f)	264,000	220,768
Series 2018-GS9 Class D, 3% 3/10/51 (b)	476,000	356,771
Series 2019-GC38 Class D, 3% 2/10/52 (b)	853,000	661,167
Series 2019-GC39 Class D, 3% 5/10/52 (b)	672,000	381,140
Series 2019-GC42:
Class C, 3.7009% 9/10/52 (f)	995,000	788,580
Class D, 2.8% 9/10/52 (b)	727,000	494,090
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	651,000	458,445
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	525,000	365,455
Class SWD, 3.2185% 12/13/39 (b)(f)	399,000	302,388
Series 2020-GC47 Class D, 3.4532% 5/12/53 (b)(f)	189,000	128,918
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(f)	2,849,000	2,660,574
Class F, 4.1935% 11/5/38 (b)(f)	2,966,000	2,739,191
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	306,754	279,443
Class F, 4.101% 9/17/39 (b)	76,881	69,172
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(f)	483,000	382,094
IMT Trust Series 2017-APTS Class CFX, 3.4966% 6/15/34 (b)(f)	1,147,000	1,142,942
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	592,000	551,095
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3484% 8/15/39 (b)(f)(g)	614,000	618,797
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(f)(g)	17,389,000	17,475,945
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4458% 9/15/39 (b)(f)(g)	934,000	939,254
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	4,252,000	4,227,798
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	106,000	98,118
Series 2014-C26 Class D, 3.8683% 1/15/48 (b)(f)	2,126,000	1,764,521
Series 2015-C30 Class XA, 0.4165% 7/15/48 (f)(r)	20,755,216	69,443
Series 2015-C32 Class C, 4.6535% 11/15/48 (f)	1,368,000	803,974
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3786% 12/15/49 (b)(f)	696,000	492,696
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	1,908,942	1,806,366
Class ASB, 2.9941% 12/15/49	1,993,910	1,926,453
Series 2016-C4:
Class C, 3.0413% 12/15/49 (f)	343,000	254,767
Class D, 3.0413% 12/15/49 (b)(f)	681,000	481,665
Series 2018-C8 Class D, 3.259% 6/15/51 (b)(f)	223,000	154,850
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	315,000	158,365
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(j)	399,000	173,011
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	887,000	790,251
Class D, 3.7828% 6/5/39 (b)(f)	496,000	418,003
Series 2011-C3:
Class E, 5.5253% 2/15/46 (b)(f)(j)	637,000	260,743
Class G, 4.409% 2/15/46 (b)(f)	202,000	23,220
Class H, 4.409% 2/15/46 (b)(f)(j)	453,000	31,318
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(f)	801,674	721,507
Class F, 4% 6/15/45 (b)(j)	615,000	510,450
Class G 4% 6/15/45 (b)(j)	674,000	442,144
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	584,000	410,026
Class D, 4.1581% 4/15/46 (f)	907,000	403,225
Class F, 3.25% 4/15/46 (b)(f)(j)	1,014,000	35,896
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(f)(j)	516,000	1,292
Class E, 3.8046% 6/10/27 (b)(f)(j)	830,000	2,024
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(f)	409,000	88,270
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	4,763,000	4,405,775
Class CFX, 4.9498% 7/5/33 (b)	1,323,000	1,079,402
Class DFX, 5.3503% 7/5/33 (b)	2,354,000	1,834,648
Class XAFX, 1.116% 7/5/33 (b)(f)(r)	19,961,000	443,198
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(f)	938,000	775,193
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	401,000	212,530
Class FFX, 4.6254% 1/16/37 (b)	642,000	276,060
Class GFX, 4.6882% 1/16/37 (b)(f)	252,000	80,640
KNDR Trust floater Series 2021-KIND:
Class D, CME Term SOFR 1 Month Index + 2.410% 7.7345% 8/15/38 (b)(f)(g)	479,066	461,574
Class F, CME Term SOFR 1 Month Index + 4.060% 9.3845% 8/15/38 (b)(f)(g)	1,103,934	1,042,420
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class C, CME Term SOFR 1 Month Index + 3.430% 8.7553% 12/15/36 (b)(f)(g)	903,000	906,380
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 8.986% 6/15/26 (b)(f)(g)	480,000	478,765
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7848% 6/15/26 (b)(f)(g)	885,000	882,724
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(f)(g)	26,961,000	26,489,183
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(f)(g)	16,119,000	15,756,323
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(f)(g)	9,032,000	8,783,620
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(f)(g)	8,027,000	7,627,077
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(f)(g)	11,520,410	11,347,604
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(f)(g)	3,263,461	3,198,192
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(f)(g)	2,053,425	2,007,223
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 3/15/38 (b)(f)(g)	2,855,528	2,784,140
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(f)(g)	2,494,778	2,419,935
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(f)	455,000	228,567
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4315% 11/15/38 (b)(f)(g)	1,073,846	1,075,853
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6815% 11/15/38 (b)(f)(g)	2,520,902	2,525,628
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(f)(g)	1,900,000	1,894,790
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6315% 7/15/38 (b)(f)(g)	3,737,000	3,706,637
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1815% 7/15/38 (b)(f)(g)	1,001,000	993,493
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3815% 7/15/38 (b)(f)(g)	724,000	715,910
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (b)(f)(j)	399,000	224,225
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0324% 4/15/38 (b)(f)(g)	1,158,489	1,150,524
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6324% 4/15/38 (b)(f)(g)	2,268,323	2,252,728
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.576% 1/15/27 (b)(f)(g)	195,997	195,103
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2743% 1/15/27 (b)(f)(g)	574,317	571,425
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	490,000	490,322
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(f)	263,000	138,004
Class E, 3.4767% 2/10/42 (b)(f)	194,000	78,666
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	220,789
Series 2012-C6 Class D, 4.3894% 11/15/45 (b)(f)	811,000	654,159
Series 2012-C6, Class F, 4.3894% 11/15/45 (b)(f)(j)	378,000	109,620
Series 2013-C12 Class D, 4.6856% 10/15/46 (b)(f)	713,000	619,241
Series 2013-C13 Class E, 5.0562% 11/15/46 (b)(f)	220,270	198,244
Series 2013-C7 Class C, 4.0553% 2/15/46 (f)	33,653	31,970
Series 2013-C9:
Class C, 3.7251% 5/15/46 (f)	502,000	437,816
Class D, 3.8131% 5/15/46 (b)(f)	938,000	789,633
Class E, 3.8131% 5/15/46 (b)(f)	402,000	266,429
Series 2014-C17 Class XA, 0.8149% 8/15/47 (f)(r)	4,692,891	47
Series 2015-C25 Class XA, 1.0253% 10/15/48 (f)(r)	13,737,977	105,194
Series 2016-C30 Class C, 4.039% 9/15/49 (f)	151,000	121,306
Series 2016-C31 Class C, 4.2577% 11/15/49 (f)	343,000	288,091
Series 2016-C32 Class C, 4.2691% 12/15/49 (f)(j)	236,000	207,939
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	520,000	415,898
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 12/15/36 (b)(f)(g)	5,100,000	4,166,603
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	2,320,000	2,164,727
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,798,000	16,797,809
Series 2021-L5 Class A4, 2.728% 5/15/54	1,892,000	1,590,766
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	830,000	837,518
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(f)	470,871	452,272
Class F, 5.2113% 6/15/44 (b)(f)	407,000	236,141
Class XB, 0.4639% 6/15/44 (b)(f)(r)	1,418,737	4,836
Series 2011-C3:
Class E, 4.9433% 7/15/49 (b)(f)	216,492	210,272
Class F, 4.9433% 7/15/49 (b)(f)	182,000	163,902
Class G, 4.9433% 7/15/49 (b)(f)	616,400	536,409
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(f)	90,355	83,804
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(f)	238,000	143,486
Class F, 4.295% 9/9/32 (b)(f)	401,000	170,378
Series 2015-MS1:
Class B, 4.023% 5/15/48 (f)	263,000	247,163
Class C, 4.023% 5/15/48 (f)	441,000	383,574
Class D, 4.023% 5/15/48 (b)(f)	751,000	523,283
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	798,000	425,849
Class D, 3.8809% 11/15/49 (f)	343,000	259,141
Series 2017-H1:
Class A/S, 3.773% 6/15/50	633,000	586,443
Class C, 4.281% 6/15/50	1,123,000	995,887
Class D, 2.546% 6/15/50 (b)	1,912,000	1,498,866
Series 2017-HR2 Class D, 2.73% 12/15/50	1,159,000	936,036
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,531,357
Series 2018-MP Class E, 4.276% 7/11/40 (b)(f)	953,000	629,119
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(f)	2,441,000	2,279,414
Class C, 3.1771% 11/10/36 (b)(f)	2,343,000	2,152,756
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(f)	252,000	162,490
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	420,000	279,090
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	89,624
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(f)	170,000	136,568
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	919,000	936,508
Class C, 6.6828% 5/15/56 (f)	613,000	627,874
Series 2023-2:
Class B, 6.8762% 12/15/56 (f)	637,000	670,836
Class C, 7.0182% 12/15/56 (f)	496,000	510,546
Class D, 4% 12/15/56 (b)	208,000	150,257
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(f)(j)	170,000	95,200
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(f)	753,000	641,557
Class F, 4.1346% 5/15/39 (b)(f)	768,000	591,101
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(f)	399,000	324,354
Class AMZ3, 3.5% 1/15/37 (b)(f)	189,000	136,896
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.290% 8.614% 12/15/35 (b)(f)(g)(j)	775,000	476,867
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(f)(g)	9,719,956	9,859,680
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(f)(g)	5,856,665	5,885,971
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5527% 10/15/28 (b)(f)(g)	705,611	710,847
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0005% 10/15/28 (b)(f)(g)	2,215,599	2,223,914
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7463% 10/15/28 (b)(f)(g)	940,181	940,159
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8295% 10/15/36 (b)(f)(g)	341,250	337,624
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7775% 10/15/36 (b)(f)(g)	358,150	347,117
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7815% 7/15/38 (b)(f)(g)	553,000	359,102
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4315% 7/15/38 (b)(f)(g)(j)	157,000	73,942
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	1,705,000	1,310,975
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7833% 12/15/37 (b)(f)(g)	1,021,680	983,732
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	87,225	88,080
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(f)	747,000	551,163
Series 2020-COVE Class F, 3.7276% 3/15/37 (b)(f)	1,326,000	1,197,105
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.017% 1/15/39 (b)(f)(g)	1,154,000	1,131,232
Class F, CME Term SOFR 1 Month Index + 3.350% 8.667% 1/15/39 (b)(f)(g)	447,000	431,565
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(f)	618,000	348,733
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(f)(g)	4,281,000	4,198,275
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(f)(g)	2,226,000	2,161,588
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6973% 10/15/38 (b)(f)(g)	840,000	810,600
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(f)(g)	17,375,673	17,311,135
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(f)(g)	12,554,998	12,476,529
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(f)(g)	5,441,679	5,407,669
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(f)(g)	3,575,797	3,560,197
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4051% 11/15/38 (b)(f)(g)	3,066,746	3,036,078
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.399% 11/15/36 (b)(f)(g)	615,000	596,320
Class J, CME Term SOFR 1 Month Index + 4.020% 9.347% 11/15/36 (b)(f)(g)	1,795,000	1,752,684
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0476% 10/15/34 (b)(f)(g)	441,000	435,320
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.334% 11/15/36 (b)(f)(g)	1,281,000	1,241,451
Class F, CME Term SOFR 1 Month Index + 3.660% 8.982% 11/15/36 (b)(f)(g)	865,000	829,713
Class G, CME Term SOFR 1 Month Index + 4.310% 9.631% 11/15/36 (b)(f)(g)	294,000	280,882
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (b)(f)	104,000	63,062
TPGI Trust floater Series 2021-DGWD:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(f)(g)	554,400	553,361
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2845% 6/15/26 (b)(f)(g)	201,600	201,342
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	1,407,000	1,412,467
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	1,300,000	1,207,076
Series 2012-C1:
Class E, 5% 5/10/45 (b)(f)	243,650	222,889
Class F, 5% 5/10/45 (b)(f)(j)	418,000	59,565
Series 2017-C7 Class XA, 0.9864% 12/15/50 (f)(r)	24,319,401	683,616
Series 2018-C8 Class C, 4.6838% 2/15/51 (f)	189,000	159,736
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(f)	201,000	163,694
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(f)(j)	478,000	345,212
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4315% 7/15/39 (b)(f)(g)(j)	168,000	76,113
floater sequential payer Series 2021-VASA:
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6815% 7/15/39 (b)(f)(g)	577,000	480,674
Class F, CME Term SOFR 1 Month Index + 4.010% 9.3315% 7/15/39 (b)(f)(g)	767,000	393,514
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	12,891,000	10,308,199
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	800,000	638,700
Class X, 0.4294% 10/10/42 (b)(f)(r)	19,300,000	427,563
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9346% 1/18/37 (b)(f)(g)	2,478,000	2,367,167
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(f)(g)	8,949,000	8,789,607
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9315% 2/15/40 (b)(f)(g)	173,600	170,571
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0815% 2/15/40 (b)(f)(g)	124,000	120,590
sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	3,389,835	3,301,112
Series 2017-C42 Class ASB, 3.488% 12/15/50	3,573,715	3,466,584
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	581,000	417,499
Series 2021-C60 Class A4, 2.342% 8/15/54	1,195,000	977,422
Series 2021-C61:
Class A4, 2.658% 11/15/54	619,000	511,720
Class ASB, 2.525% 11/15/54	900,000	794,013
Series 2015-C31 Class XA, 0.947% 11/15/48 (f)(r)	11,215,683	102,890
Series 2015-NXS4 Class D, 3.6844% 12/15/48 (f)	483,000	430,252
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	155,955
Class D, 3% 8/15/49 (b)	266,000	107,012
Series 2016-C34 Class XA, 2.0578% 6/15/49 (f)(r)	9,186,633	210,696
Series 2016-LC25 Class C, 4.3317% 12/15/59 (f)	328,000	287,213
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	733,000	616,202
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	203,214
Series 2018-C44 Class D, 3% 5/15/51 (b)	1,512,000	1,055,334
Series 2018-C46 Class XA, 0.9139% 8/15/51 (f)(r)	23,514,045	496,948
Series 2019-AA Class D, 3.514% 10/15/52	645,000	562,971
Series 2019-C49 Class C, 4.866% 3/15/52 (f)	1,633,000	1,490,807
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	495,000	339,783
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	2,500,000	2,310,888
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)(j)	203,000	17,746
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(f)(j)	241,191	92,255
Series 2011-C4:
Class D, 4.9783% 6/15/44 (b)(f)	258,000	216,592
Class E, 4.9783% 6/15/44 (b)(f)	183,000	144,424
Series 2013-C11:
Class D, 4.0608% 3/15/45 (b)(f)	443,749	365,548
Class E, 4.0608% 3/15/45 (b)(f)	976,128	606,463
Series 2013-C13 Class D, 4.0083% 5/15/45 (b)(f)	299,053	255,391
Series 2013-C16 Class D, 4.6144% 9/15/46 (b)(f)	69,990	64,391
Series 2014-C21 Class XA, 0.9252% 8/15/47 (f)(r)	14,816,283	148
Series 2014-C24 Class XA, 0.8311% 11/15/47 (f)(r)	8,143,026	3,322
WFCM:
Series 2022-C62:
Class C, 4.4962% 4/15/55 (f)	1,077,000	861,161
Class D, 2.5% 4/15/55 (b)	756,000	458,461
Series 2022-C62, Class A4, 4% 4/15/55	827,000	748,774
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(f)	198,000	20,213
Class F, 3.5955% 11/10/36 (b)(f)	1,082,000	73,236
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(f)(j)	289,000	229,891
Class PR2, 3.516% 6/5/35 (b)(f)(j)	755,000	581,391
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,208,210,237)		1,166,065,280

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		555,000	536,452
Angola Republic:
8.25% 5/9/28 (b)		945,000	890,748
8.75% 4/14/32 (b)		430,000	383,990
9.375% 5/8/48 (b)		620,000	527,000
9.5% 11/12/25 (b)		1,465,000	1,494,344
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		25,000	20,813
7.5% 1/31/27 (b)		1,403,000	1,374,940
7.5% 2/16/61 (b)		1,435,000	1,008,088
7.6003% 3/1/29 (b)		560,000	521,360
7.625% 5/29/32 (b)		700,000	598,675
7.903% 2/21/48 (b)		684,000	509,676
8.5% 1/31/47 (b)		904,000	703,990
8.7002% 3/1/49 (b)		1,105,000	878,221
Argentine Republic:
0.75% 7/9/30 (h)		10,355,675	5,893,026
1% 7/9/29		1,021,922	595,270
3.5% 7/9/41 (h)		1,920,000	784,320
3.625% 7/9/35 (h)		6,858,814	3,015,735
4.25% 1/9/38 (h)		4,159,773	1,982,392
Bahamian Republic 6% 11/21/28 (b)		525,000	469,088
Bahrain Kingdom:
5.625% 5/18/34 (b)		310,000	280,209
7.5% 2/12/36 (b)		365,000	372,300
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		335,000	327,463
6.25% 10/31/28 (b)		315,000	322,875
Barbados Government 6.5% 10/1/29 (b)		965,000	915,845
Bermuda Government:
2.375% 8/20/30 (b)		280,000	233,888
3.375% 8/20/50 (b)		230,000	153,453
3.717% 1/25/27 (b)		1,185,000	1,124,639
4.75% 2/15/29 (b)		520,000	500,375
5% 7/15/32 (b)		390,000	374,888
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		1,160,000	1,076,561
Brazilian Federative Republic:
3.875% 6/12/30		1,535,000	1,354,638
6% 10/20/33		595,000	575,068
7.125% 1/20/37		840,000	880,320
7.125% 5/13/54		620,000	605,430
8.25% 1/20/34		1,976,000	2,256,592
Chilean Republic:
2.45% 1/31/31		2,145,000	1,815,877
2.75% 1/31/27		425,000	397,641
3.1% 1/22/61		1,525,000	930,250
3.25% 9/21/71		250,000	152,578
3.5% 1/31/34		280,000	241,325
4% 1/31/52		245,000	187,961
4.34% 3/7/42		360,000	308,363
5.33% 1/5/54		905,000	847,872
Colombian Republic:
3% 1/30/30		1,800,000	1,459,800
3.125% 4/15/31		785,000	614,263
3.25% 4/22/32		400,000	304,200
4.125% 5/15/51		325,000	192,238
5% 6/15/45		2,135,000	1,494,500
5.2% 5/15/49		900,000	629,100
6.125% 1/18/41		60,000	49,890
7.375% 9/18/37		205,000	197,825
7.5% 2/2/34		395,000	391,445
8% 4/20/33		730,000	751,535
8% 11/14/35		4,660,000	4,750,870
8.75% 11/14/53		6,040,000	6,314,820
Costa Rican Republic:
5.625% 4/30/43 (b)		680,000	606,688
6.125% 2/19/31 (b)		265,000	265,133
7.3% 11/13/54 (b)		560,000	586,075
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		345,000	200,569
6.825% (b)(d)		1,035,000	607,297
7.55% (b)(d)		335,000	193,567
7.85% (b)(d)		865,000	503,863
Dominican Republic:
4.5% 1/30/30 (b)		855,000	774,630
4.875% 9/23/32 (b)		2,145,000	1,913,340
5.875% 1/30/60 (b)		570,000	480,510
5.95% 1/25/27 (b)		1,164,000	1,155,634
6% 7/19/28 (b)		549,000	544,883
6.5% 2/15/48 (b)		300,000	283,031
6.85% 1/27/45 (b)		1,012,000	993,974
6.875% 1/29/26 (b)		1,378,000	1,394,364
7.05% 2/3/31 (b)		645,000	662,738
7.45% 4/30/44 (b)		401,000	418,043
Ecopetrol SA 8.375% 1/19/36		550,000	535,219
Ecuador Republic:
3.5% 7/31/35 (b)(h)		1,350,000	691,875
6% 7/31/30 (b)(h)		1,955,000	1,308,017
El Salvador Republic:
0.25% 4/17/30 (b)		540,000	16,200
6.375% 1/18/27 (b)		105,000	92,236
7.1246% 1/20/50 (b)		405,000	256,416
7.625% 2/1/41 (b)		120,000	80,775
7.65% 6/15/35 (b)		415,000	296,595
9.25% 4/17/30 (b)		540,000	472,314
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,015,000	663,556
3.125% 9/30/49 (b)		3,170,000	2,155,283
3.875% 4/16/50 (b)		1,375,000	1,072,500
5.5% 4/30/54 (b)		730,000	724,525
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		1,600,000	1,161,024
5.25% 1/30/43 (Reg. S)		560,000	526,411
Export Credit Bank of Turkey 9% 1/28/27 (b)		555,000	578,904
Gabonese Republic:
6.625% 2/6/31 (b)		810,000	644,760
7% 11/24/31 (b)		880,000	700,559
Georgia Republic 2.75% 4/22/26 (b)		650,000	591,786
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	6,725,000	5,810,906
2.1% 11/15/29(Reg. S)	EUR	8,800,000	9,279,136
2.4% 11/15/30(Reg. S)	EUR	800,000	855,750
2.5% 7/4/44	EUR	2,980,000	3,071,130
3.25% 7/4/42 (o)	EUR	14,500,000	16,658,716
Ghana Republic:
7.75% (b)(d)		305,000	155,623
8.627% (b)(d)		605,000	304,182
10.75% 10/14/30 (b)		925,000	630,388
Guatemalan Republic:
4.875% 2/13/28 (b)		385,000	367,555
4.9% 6/1/30 (b)		325,000	306,617
6.125% 6/1/50 (b)		335,000	302,442
6.6% 6/13/36 (b)		535,000	536,003
Hungarian Republic:
2.125% 9/22/31 (b)		285,000	223,942
3.125% 9/21/51 (b)		605,000	376,135
5.25% 6/16/29 (b)		610,000	596,184
5.5% 6/16/34 (b)		1,025,000	989,320
6.125% 5/22/28 (b)		385,000	392,065
6.25% 9/22/32 (b)		385,000	393,851
6.75% 9/25/52 (b)		270,000	286,759
Indonesian Republic:
3.2% 9/23/61		645,000	408,366
3.5% 2/14/50		730,000	531,303
3.85% 10/15/30		460,000	423,488
4.1% 4/24/28		705,000	675,258
4.2% 10/15/50		24,000,000	19,560,000
4.35% 1/11/48		655,000	552,247
5.125% 1/15/45 (b)		1,660,000	1,592,563
5.25% 1/17/42 (b)		485,000	473,178
5.95% 1/8/46 (b)		560,000	585,375
6.75% 1/15/44 (b)		380,000	434,863
7.75% 1/17/38 (b)		1,897,000	2,314,549
8.5% 10/12/35 (b)		1,910,000	2,404,423
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,205,000	1,090,148
6.875% 12/5/27 (b)		350,000	306,250
7.375% 4/8/31 (b)		1,165,000	953,480
Israeli State:
3.375% 1/15/50		1,090,000	691,450
5.75% 3/12/54		600,000	542,124
Ivory Coast:
6.125% 6/15/33 (b)		1,680,000	1,493,268
6.375% 3/3/28 (b)		2,030,000	1,975,819
8.25% 1/30/37 (b)		570,000	554,183
Jamaican Government:
6.75% 4/28/28		275,000	281,016
7.875% 7/28/45		250,000	290,000
Japan Government 0.8% 3/20/34	JPY	357,700,000	2,220,235
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,230,000	1,206,888
7.375% 10/10/47 (b)		155,000	134,945
7.5% 1/13/29 (b)		225,000	224,438
7.75% 1/15/28 (b)		445,000	449,673
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		1,240,000	982,675
3.25% 10/22/30 (b)		5,890,000	5,260,300
3.45% 2/2/61 (b)		1,940,000	1,244,025
3.625% 3/4/28 (b)		425,000	402,739
3.75% 1/21/55 (b)		975,000	682,081
4.5% 10/26/46 (b)		1,150,000	962,987
4.5% 4/22/60 (b)		4,190,000	3,353,927
4.625% 10/4/47 (b)		850,000	720,460
5% 1/18/53 (b)		635,000	553,085
5.75% 1/16/54 (b)		600,000	578,982
Lebanese Republic:
5.8% (d)		1,113,000	75,684
6.375% (d)		977,000	65,463
Mongolia Government 7.875% 6/5/29 (b)		200,000	203,772
Moroccan Kingdom 6.5% 9/8/33 (b)		870,000	887,030
Panamanian Republic:
2.252% 9/29/32		580,000	413,975
3.298% 1/19/33		615,000	470,783
3.87% 7/23/60		1,055,000	593,108
4.5% 5/15/47		350,000	239,203
4.5% 4/16/50		1,090,000	723,147
6.4% 2/14/35		840,000	788,340
6.853% 3/28/54		330,000	298,134
7.875% 3/1/57		545,000	559,988
8% 3/1/38		575,000	602,852
Peruvian Republic:
2.783% 1/23/31		1,300,000	1,096,875
3% 1/15/34		610,000	488,953
3.3% 3/11/41		700,000	510,125
Philippine Republic:
2.65% 12/10/45		665,000	423,179
2.95% 5/5/45		270,000	182,419
5% 7/17/33		360,000	352,238
5.5% 1/17/48		320,000	315,635
5.6% 5/14/49		555,000	553,786
5.609% 4/13/33		520,000	530,238
5.95% 10/13/47		830,000	863,719
Polish Government:
5.5% 4/4/53		370,000	357,102
5.5% 3/18/54		540,000	517,666
5.75% 11/16/32		725,000	747,163
Provincia de Cordoba:
6.875% 12/10/25 (b)		623,352	579,331
6.99% 6/1/27 (b)		640,167	525,295
Republic of Armenia 3.6% 2/2/31 (b)		520,000	424,502
Republic of Benin 7.96% 2/13/38 (b)		1,200,000	1,125,696
Republic of Honduras 6.25% 1/19/27 (b)		195,000	186,530
Republic of Kenya:
6.3% 1/23/34 (b)		470,000	371,272
7.25% 2/28/28 (b)		180,000	168,775
8% 5/22/32 (b)		220,000	200,475
9.75% 2/16/31 (b)		660,000	659,465
Republic of Montenegro 7.25% 3/12/31 (b)		725,000	729,307
Republic of Nigeria:
6.125% 9/28/28 (b)		1,495,000	1,327,470
6.5% 11/28/27 (b)		375,000	350,093
7.143% 2/23/30 (b)		1,150,000	1,012,610
7.625% 11/21/25 (b)		905,000	907,326
7.696% 2/23/38 (b)		480,000	379,642
7.875% 2/16/32 (b)		810,000	714,623
Republic of Paraguay:
2.739% 1/29/33 (b)		320,000	255,840
4.95% 4/28/31 (b)		1,050,000	996,516
5.4% 3/30/50 (b)		330,000	282,480
6% 2/9/36 (b)		355,000	352,515
Republic of Senegal 6.25% 5/23/33 (b)		560,000	473,710
Republic of Serbia:
2.125% 12/1/30 (b)		1,605,000	1,273,182
6.5% 9/26/33 (b)		725,000	725,000
Republic of Uzbekistan:
3.7% 11/25/30 (b)		395,000	325,283
3.9% 10/19/31 (b)		565,000	459,102
Republic of Zambia 8.97% (b)(d)		235,000	179,124
Romanian Republic:
3% 2/27/27 (b)		487,000	451,132
3% 2/14/31 (b)		1,617,000	1,341,253
3.625% 3/27/32 (b)		652,000	548,528
4% 2/14/51 (b)		715,000	493,128
6.625% 2/17/28 (b)		385,000	393,039
7.125% 1/17/33 (b)		150,000	157,317
Rwanda Republic 5.5% 8/9/31 (b)		1,015,000	821,003
South African Republic:
4.85% 9/27/27		480,000	455,760
4.85% 9/30/29		335,000	299,574
5% 10/12/46		670,000	450,575
5.65% 9/27/47		480,000	345,900
5.75% 9/30/49		1,070,000	769,063
5.875% 4/20/32		675,000	606,656
State of Qatar:
4.4% 4/16/50 (b)		2,630,000	2,242,075
4.625% 6/2/46 (b)		1,255,000	1,125,735
4.817% 3/14/49 (b)		975,000	889,142
5.103% 4/23/48 (b)		2,335,000	2,221,075
9.75% 6/15/30 (b)		413,000	516,870
Sultanate of Oman:
5.625% 1/17/28 (b)		2,470,000	2,462,911
6% 8/1/29 (b)		720,000	727,200
6.25% 1/25/31 (b)		520,000	533,000
6.5% 3/8/47 (b)		300,000	294,780
6.75% 1/17/48 (b)		1,661,000	1,665,153
7% 1/25/51 (b)		230,000	239,138
Turkish Republic:
4.25% 4/14/26		1,685,000	1,624,391
4.75% 1/26/26		1,500,000	1,460,580
4.875% 10/9/26		1,395,000	1,347,737
4.875% 4/16/43		1,675,000	1,175,850
5.125% 2/17/28		755,000	712,531
5.25% 3/13/30		315,000	286,464
5.75% 5/11/47		677,000	517,228
6% 3/25/27		235,000	231,684
6% 1/14/41		1,490,000	1,231,604
6.625% 2/17/45		640,000	548,400
7.625% 5/15/34		620,000	621,488
9.125% 7/13/30		705,000	764,414
9.375% 3/14/29		1,455,000	1,582,924
9.375% 1/19/33		2,095,000	2,334,019
9.875% 1/15/28		1,960,000	2,151,100
Ukraine Government:
6.876% 5/21/31 (b)		245,000	66,089
7.253% 3/15/35 (b)		1,495,000	402,155
7.375% 9/25/34 (b)		420,000	113,400
7.75% 9/1/24 (b)		955,000	294,140
7.75% 9/1/25 (b)		1,640,000	505,120
7.75% 9/1/26 (b)		2,420,000	732,050
7.75% 9/1/28 (b)		820,000	240,260
7.75% 9/1/29 (b)		170,000	49,300
7.75% 8/1/41 (b)(f)		530,000	272,950
United Mexican States:
2.659% 5/24/31		665,000	548,293
3.25% 4/16/30		1,145,000	1,005,310
3.5% 2/12/34		1,095,000	895,847
3.75% 1/11/28		820,000	773,619
3.75% 4/19/71		1,230,000	749,070
3.771% 5/24/61		840,000	522,480
4.5% 4/22/29		485,000	463,933
4.875% 5/19/33		560,000	520,275
5.75% 10/12/2110		1,520,000	1,270,625
6% 5/7/36		1,050,000	1,032,281
6.05% 1/11/40		980,000	948,640
6.338% 5/4/53		540,000	515,531
6.35% 2/9/35		780,000	787,410
Uruguay Republic:
5.1% 6/18/50		1,230,000	1,150,050
5.75% 10/28/34		555,000	572,483
Venezuelan Republic:
9.25% (d)		4,549,000	841,565
11.95% (Reg. S) (d)		938,300	174,524
12.75% (d)		199,600	37,225
Vietnamese Socialist Republic 5.5% 3/12/28		1,839,517	1,734,351
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $279,993,102)			260,080,952

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 1/14/31 (Reg. S)	EUR	6,900,000	6,163,919
3% 11/15/28 (Reg. S)	EUR	6,700,000	7,259,439
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $13,229,829)			13,423,358

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (j)	64,448	1,165,220
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (j)	9,011	21,897
TOTAL COMMUNICATION SERVICES		1,187,117
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (l)	13,800	1,148,988
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(l)	40,185	602,775
Specialty Retail - 0.0%
JOANN, Inc. (j)	356,379	24,572
TOTAL CONSUMER DISCRETIONARY		1,776,335
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (j)(l)	55,600	6
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	64,731	3,065,013
California Resources Corp. warrants 10/27/24 (l)	3,601	42,924
Chesapeake Energy Corp.	55,352	5,033,157
Chesapeake Energy Corp. (i)	351	31,916
EP Energy Corp. (j)(l)	3,729	5,034
Exxon Mobil Corp.	12,988	1,522,973
Mesquite Energy, Inc. (j)(l)	66,231	5,430,311
New Fortress Energy, Inc. Class A (c)	41,200	1,044,420
		16,175,748
TOTAL ENERGY		16,175,754
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (j)	23,085	2,127,052
Carnelian Point Holdings LP warrants (j)(l)	1,272	3,714
Lime Tree Bay Ltd. (j)(l)	464	29,849
		2,160,615
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (l)	15,300	1,095,327
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	6,500	972,010
Machinery - 0.0%
TNT Crane & Rigging LLC (j)(l)	47,366	337,246
TNT Crane & Rigging LLC warrants 10/31/25 (j)(l)	2,081	0
		337,246
TOTAL INDUSTRIALS		1,309,256
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (l)	26,300	1,500,678
IT Services - 0.0%
GTT Communications, Inc. (j)(l)	40,553	1,512,627
TOTAL INFORMATION TECHNOLOGY		3,013,305
TOTAL COMMON STOCKS (Cost $15,943,499)		26,717,709

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	281,709

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	37,320	929,641
Arbor Realty Trust, Inc. Series F, 6.25% (f)	22,800	460,560
Dynex Capital, Inc. Series C 6.90% (f)	11,400	280,668
Franklin BSP Realty Trust, Inc. 7.50%	18,900	406,312
MFA Financial, Inc. Series B, 7.50%	13,700	287,700
		2,364,881
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	7,618
Series C, 6.50%	14,300	171,028
DiamondRock Hospitality Co. 8.25%	7,100	182,754
National Storage Affiliates Trust Series A, 6.00%	6,925	163,915
Realty Income Corp. 6.00%	10,200	239,802
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	359,254
		1,124,371
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	299,207
Series I, 7.15%	17,100	412,110
		711,317
TOTAL REAL ESTATE		1,835,688

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,200,569
TOTAL PREFERRED STOCKS (Cost $4,715,748)		4,482,278

Bank Loan Obligations - 5.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (f)(g)(v)	11,375,000	8,531,250
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.071% 7/31/25 (f)(g)(v)	98,418	101,862
CME Term SOFR 3 Month Index + 5.090% 10.661% 7/31/25 (f)(g)(v)	3,721,071	3,063,669
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (f)(g)(v)	2,764,966	458,984
Connect U.S. Finco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8183% 12/12/26 (f)(g)(v)	249,352	247,545
CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/13/29 (f)(g)(v)	1,304,611	1,244,599
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 10/8/27 (f)(g)(v)	5,624,242	5,616,199
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (g)(v)(w)	795,000	798,975
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (f)(g)(v)	1,349,699	1,259,715
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4437% 3/9/27 (f)(g)(v)	6,191,809	5,356,410
CME Term SOFR 1 Month Index + 4.320% 9.6542% 3/9/27 (f)(g)(v)	1,481,108	1,294,652
		27,973,860
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9594% 2/10/27 (f)(g)(v)	4,895,322	4,099,832
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9437% 9/1/27 (f)(g)(v)	1,785,486	1,633,720
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9302% 9/1/27 (f)(g)(v)	4,100,000	3,876,550
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 8/7/30 (f)(g)(v)	145,000	145,786
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 8/5/28 (f)(g)(v)	1,849,659	1,853,506
		11,609,394
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.818% 10/28/27 (f)(g)(v)	2,833,166	2,775,794
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (f)(g)(v)	4,438,137	4,433,344
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3019% 12/9/30 (f)(g)(v)	817,950	812,633
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6813% 1/31/28 (f)(g)(v)	1,180,000	1,164,825
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9313% 4/15/27 (f)(g)(v)	2,513,438	1,979,659
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8168% 1/18/28 (f)(g)(v)	3,046,973	2,926,191
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4132% 8/24/26 (f)(g)(v)	1,077,384	1,010,048
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(f)(g)(v)	5,328,923	99,917
term loan 5% 8/2/27 (v)	1,111,167	1,566,746
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4132% 12/1/28 (f)(g)(v)	4,973,753	4,979,970
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1813% 9/25/28 (f)(g)(v)	500,000	488,750
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 9/19/26 (f)(g)(v)	2,260,410	2,264,931
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (f)(g)(v)	1,730,000	1,742,370
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (f)(g)(v)	663,188	662,690
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6937% 3/24/26 (f)(g)(v)	2,285,366	2,284,795
CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/31/29 (f)(g)(v)	3,733,800	3,680,145
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (f)(g)(v)	1,750,000	1,688,750
		34,561,558
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (f)(g)(v)	3,945,000	3,977,862
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (f)(g)(v)	1,225,000	1,229,680
		5,207,542
TOTAL COMMUNICATION SERVICES		79,352,354
CONSUMER DISCRETIONARY - 1.4%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/5/28 (f)(g)(v)	3,086,378	3,021,101
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3292% 5/6/30 (f)(g)(v)	3,246,863	3,263,097
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0706% 6/30/28 (f)(g)(v)	1,321,688	1,211,710
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (f)(g)(v)	1,104,365	1,100,566
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (f)(g)(v)	2,374,634	2,303,395
		10,899,869
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 12/13/29 (f)(g)(v)	1,778,027	1,782,756
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/22/31 (f)(g)(v)	672,316	673,809
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 6/3/28 (f)(g)(v)	3,912,675	3,813,528
		6,270,093
Broadline Retail - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (f)(g)(v)	6,324,659	4,981,365
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (f)(g)(v)	3,298,430	3,312,185
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (f)(g)(v)	38,737,206	38,755,412
		47,048,962
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8292% 12/26/28 (f)(g)(v)	3,259,872	3,288,396
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 12/25/28 (f)(g)(v)	5,002,730	5,008,383
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/6/28 (f)(g)(v)	645,047	644,512
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3201% 8/1/30 (f)(g)(v)	2,691,492	2,719,537
		11,660,828
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5777% 7/31/28 (f)(g)(v)	3,985,000	4,005,921
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0973% 2/26/31 (f)(g)(v)	125,000	126,055
CME Term SOFR 1 Month Index + 4.000% 9.3473% 1/26/28 (f)(g)(v)	1,504,781	1,514,186
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8019% 6/12/30 (f)(g)(v)	8,377,900	8,410,490
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0783% 8/11/28 (f)(g)(v)	1,557,175	1,563,668
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (f)(g)(v)	1,414,094	1,325,714
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (f)(g)(v)	16,024,672	13,761,187
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.1082% 5/14/28 (f)(g)(v)	140,000	139,709
13.5% 2/14/27 (f)(v)	590,463	487,132
		31,334,062
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5784% 9/21/30 (f)(g)(v)	3,270,399	3,271,642
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6728% 2/7/29 (f)(g)(v)	4,089,693	4,062,415
Alterra Mountain Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 8/17/28 (f)(g)(v)	2,834,982	2,850,943
Aramark Services, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 6/24/30 (f)(g)(v)	945,507	948,466
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1929% 11/24/28 (f)(g)(v)	1,673,218	1,681,584
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4284% 9/9/26 (f)(g)(v)	357,005	357,630
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (f)(g)(v)	12,577,950	12,604,112
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (f)(g)(v)	1,345,000	1,347,098
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0749% 8/9/27 (f)(g)(v)	1,961,018	1,971,803
CME Term SOFR 1 Month Index + 2.750% 8.0749% 10/18/28 (f)(g)(v)	2,980,981	3,001,848
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (f)(g)(v)	12,506,752	12,448,096
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (f)(g)(v)	6,762,647	6,794,770
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (f)(g)(v)	1,793,014	1,801,728
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (f)(g)(v)	3,785,000	3,803,925
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9094% 3/16/27 (f)(g)(v)	1,069,750	1,071,761
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0704% 10/31/29 (f)(g)(v)	2,378,654	2,382,365
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0709% 1/27/29 (f)(g)(v)	18,526,089	18,573,145
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (f)(g)(v)	1,100,000	1,101,375
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5594% 11/25/30 (f)(g)(v)	4,214,438	4,228,472
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 12/1/28 (f)(g)(v)	1,104,376	1,107,965
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 11/30/29 (f)(g)(v)	3,140,165	3,147,576
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5749% 5/26/30 (f)(g)(v)	3,071,788	3,077,562
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3157% 8/27/28 (f)(g)(v)	687,375	689,093
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/17/31 (f)(g)(v)	1,645,000	1,651,432
CME Term SOFR 1 Month Index + 3.000% 7.8292% 8/2/28 (f)(g)(v)	6,565,997	6,589,701
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4249% 11/8/30 (f)(g)(v)	1,144,889	1,148,267
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (f)(g)(v)	1,110,000	1,113,929
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0699% 4/16/29 (f)(g)(v)	3,132,300	3,144,046
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (f)(g)(v)	1,516,200	1,524,630
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (f)(g)(v)	1,141,642	1,141,288
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5723% 1/5/29 (f)(g)(v)	1,839,107	1,847,622
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (f)(g)(v)	2,476,145	2,432,813
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5563% 4/4/29 (f)(g)(v)	5,624,370	5,637,137
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/25/28 (f)(g)(v)	259,350	259,026
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 3/14/31 (f)(g)(v)	4,120,000	4,128,281
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5635% 9/29/28 (f)(g)(v)	1,946,765	1,763,146
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (f)(g)(v)	8,089,746	7,118,977
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0911% 12/30/27 (f)(g)(v)	300,000	241,500
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0911% 12/30/26 (f)(g)(v)	429,425	397,218
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 8/3/28 (f)(g)(v)	4,714,257	4,719,160
		137,183,547
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (f)(g)(v)	2,729,787	2,730,633
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (f)(g)(v)	911,400	518,742
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 10/30/27 (f)(g)(v)	2,600,493	2,420,097
		5,669,472
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 3/18/30 (f)(g)(v)	3,405,750	3,420,361
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1777% 11/6/27 (f)(g)(v)	926,244	925,669
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6777% 7/24/28 (f)(g)(v)	897,000	472,791
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5142% 4/28/28 (f)(g)(v)	513,676	514,534
CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (f)(g)(v)	625,275	627,357
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (f)(g)(v)	1,957,187	1,403,459
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1937% 10/19/27 (f)(g)(v)	1,031,766	1,031,684
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5/16/31 (g)(v)(w)	1,509,000	1,511,520
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0594% 3/13/28 (f)(g)(v)	605,000	608,781
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (f)(g)(v)	6,578,092	6,550,136
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1749% 2/8/28 (f)(g)(v)	2,058,057	1,906,790
Staples, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 5.000% 10.4277% 4/16/26 (f)(g)(v)	2,861,680	2,833,349
CME Term SOFR 1 Month Index + 5.750% 8/23/29 (g)(v)(w)	5,460,000	5,200,650
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 4/16/28 (f)(g)(v)	1,499,100	1,500,704
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 1/20/31 (f)(g)(v)	2,210,000	2,225,581
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/21/27 (f)(g)(v)	1,443,879	1,164,128
		28,477,133
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5617% 2/20/29 (f)(g)(v)	1,464,074	1,472,946
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/23/28 (f)(g)(v)	506,870	505,182
		1,978,128
TOTAL CONSUMER DISCRETIONARY		283,942,455
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (f)(g)(v)	1,502,354	1,426,921
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (f)(g)(v)	1,055,000	881,917
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (f)(g)(v)	6,603,002	6,590,259
		8,899,097
Consumer Staples Distribution & Retail - 0.1%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1937% 10/1/26 (f)(g)(v)	98,000	88,139
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3196% 2/3/29 (f)(g)(v)	1,144,621	1,148,913
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (f)(g)(v)	3,035,916	3,051,096
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0911% 11/20/27 (f)(g)(v)	2,112,305	155,782
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (f)(g)(v)	1,110,000	1,107,225
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (f)(g)(v)	1,770,563	1,770,563
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (f)(g)(v)	2,487,504	2,495,290
		9,817,008
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5706% 12/23/30 (f)(g)(v)	610,000	614,575
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 10/23/27 (f)(g)(v)	2,683,658	2,695,627
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (f)(g)(v)	4,672,912	3,627,348
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 2/12/31 (f)(g)(v)	2,105,000	2,122,240
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0708% 3/1/29 (f)(g)(v)	745,000	748,725
		9,808,515
Household Products - 0.0%
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 2/14/28 (f)(g)(v)	255,000	255,479
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5/21/31 (g)(v)(w)	850,000	852,125
		1,107,604
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 5/17/28 (f)(g)(v)	1,940,250	1,926,009
TOTAL CONSUMER STAPLES		31,558,233
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5724% 10/31/28 (f)(g)(v)	1,270,039	1,275,856
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 11/19/29 (f)(g)(v)	3,546,350	3,556,493
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (f)(g)(v)	7,622,535	7,451,028
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0521% 6/29/29 (f)(g)(v)	2,560,000	2,567,603
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 9/29/28 (f)(g)(v)	4,451,549	4,496,866
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 10/31/28 (f)(g)(v)	2,311,744	2,320,991
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(g)(j)(v)	1,224,553	0
term loan 0% (d)(f)(j)(v)	528,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (f)(g)(v)	4,987,500	5,011,540
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (f)(g)(v)	1,302,619	1,309,784
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (f)(g)(v)	900,000	902,124
		28,892,285
FINANCIALS - 0.7%
Capital Markets - 0.2%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9157% 8/9/30 (f)(g)(v)	3,490,752	3,506,565
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 2/14/31 (f)(g)(v)	2,950,000	2,971,889
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/27/27 (f)(g)(v)	653,250	653,962
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0792% 1/26/29 (f)(g)(v)	1,990,013	1,993,754
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/31 (g)(v)(w)	348,000	349,462
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 7/29/30 (f)(g)(v)	7,234,097	7,273,884
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3206% 5/10/31 (f)(g)(v)	1,965,000	1,965,413
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (f)(g)(v)	5,509,200	5,514,930
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 2/3/31 (f)(g)(v)	1,300,000	1,306,500
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8157% 6/24/28 (f)(g)(v)	1,717,027	1,716,924
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 6/30/28 (f)(g)(v)	2,494,616	2,497,485
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (f)(g)(v)	2,152,448	2,163,210
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (f)(g)(v)	1,496,134	1,500,488
		33,414,466
Financial Services - 0.1%
Agellan Portfolio 9% 8/7/25 (j)(v)	239,000	239,000
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (f)(g)(v)	2,701,889	2,483,495
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (f)(g)(v)	589,796	592,090
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (f)(g)(v)	7,485,000	7,504,760
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 12/31/49 (d)(f)(g)(j)(v)	182,907	128,035
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/10/31 (g)(v)(w)	695,000	697,175
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3168% 1/9/25 (f)(g)(j)(v)	3,464,109	3,325,544
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (f)(g)(v)	2,227,178	2,245,730
Needle Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.8295% 4/28/28 (f)(g)(v)	537,195	545,253
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6792% 11/1/29 (f)(g)(v)	795,000	792,218
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1792% 11/8/26 (f)(g)(v)	1,538,965	1,540,119
CME Term SOFR 1 Month Index + 4.500% 9.8292% 12/13/28 (f)(g)(v)	2,047,000	2,049,559
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0696% 5/16/31 (f)(g)(v)	605,000	605,756
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 2/14/30 (f)(g)(v)	1,475,000	1,482,375
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (d)(f)(g)(v)	738,266	11,997
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8777% 1/21/27 (f)(g)(j)(v)	834,880	834,880
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (f)(g)(v)	1,852,013	1,822,695
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (f)(g)(j)(v)	3,574,994	3,503,495
		30,404,176
Insurance - 0.4%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (f)(g)(v)	7,695,520	7,688,056
CME Term SOFR 1 Month Index + 4.250% 9.6937% 2/15/27 (f)(g)(v)	4,469,362	4,480,535
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/6/30 (f)(g)(v)	4,612,048	4,629,343
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8201% 11/6/30 (f)(g)(v)	5,189,484	5,208,737
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6937% 2/19/28 (f)(g)(v)	2,066,902	2,070,746
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (f)(g)(v)	1,816,298	1,819,331
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4292% 8/19/28 (f)(g)(v)	2,741,579	2,707,693
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 8/19/28 (f)(g)(v)	7,127,199	7,067,829
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 1/31/28 (f)(g)(v)	8,210,000	7,704,592
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 1/20/29 (f)(g)(v)	2,490,000	2,313,359
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 12/23/26 (f)(g)(v)	6,748,355	6,697,742
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 7/31/27 (f)(g)(v)	2,007,900	1,973,043
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (f)(g)(v)	8,150,476	8,202,068
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (f)(g)(v)	608,475	608,603
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 9/1/27 (f)(g)(v)	1,868,940	1,878,752
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (f)(g)(v)	4,030,000	4,112,293
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5859% 5/6/31 (f)(g)(v)	4,735,000	4,762,889
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (f)(g)(v)	4,535,181	4,541,485
CME Term SOFR 1 Month Index + 3.250% 8.0784% 9/27/30 (f)(g)(v)	1,198,975	1,200,690
		79,667,786
TOTAL FINANCIALS		143,486,428
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4292% 11/8/27 (f)(g)(v)	1,550,121	1,557,221
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 3/31/29 (f)(g)(v)	2,461,108	2,310,095
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/6/29 (f)(g)(v)	1,558,822	1,559,664
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 5/4/28 (f)(g)(v)	4,448,186	4,462,643
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 10/23/28 (f)(g)(v)	8,868,041	8,923,467
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5749% 11/30/27 (f)(g)(v)	3,146,175	3,154,041
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/30/31 (g)(v)(w)	1,340,000	1,334,144
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (f)(g)(v)	2,643,375	2,647,789
		25,949,064
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7019% 2/15/29 (f)(g)(v)	1,580,000	1,314,039
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (d)(f)(g)(v)	2,964,066	736,778
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (f)(g)(j)(v)	471,346	468,989
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3213% 10/7/24 (f)(g)(j)(v)	307,497	305,960
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5709% 2/12/28 (f)(g)(v)	1,780,982	1,790,902
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 5/9/31 (f)(g)(v)	2,245,000	2,238,445
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (f)(g)(v)	9,859,859	9,568,204
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.43% 10/29/27 (f)(g)(v)	150,131	150,506
CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (f)(g)(v)	2,109,877	2,115,152
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.43% 10/29/27 (f)(g)(v)	18,997	19,045
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (f)(g)(v)	1,014,606	1,020,379
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (f)(g)(v)	252,790	254,228
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 4/7/31 (f)(g)(v)	2,639,212	2,651,695
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 2/21/31 (f)(g)(v)	1,670,000	1,670,217
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 11/15/28 (f)(g)(v)	5,835,900	5,866,305
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 6/21/29 (f)(g)(v)	1,122,152	1,128,043
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 12/19/30 (f)(g)(v)	2,106,342	2,115,188
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9277% 10/1/29 (f)(g)(v)	285,000	237,263
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/8/27 (f)(g)(v)	2,016,500	2,025,514
		35,676,852
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (f)(g)(v)	10,141,261	10,113,068
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (v)	815,000	809,906
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5632% 5/1/31 (f)(g)(v)	4,895,000	4,910,321
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 9/28/29 (f)(g)(v)	2,555,000	2,564,428
		18,397,723
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3206% 2/22/28 (f)(g)(v)	1,045,000	1,050,225
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1632% 8/1/27 (f)(g)(v)	2,809,835	2,805,705
Endo Finance Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (f)(g)(v)	1,995,000	1,992,506
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 5/5/28 (f)(g)(v)	4,484,172	4,518,521
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8206% 5/14/31 (f)(g)(v)	2,580,000	2,599,350
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6792% 4/20/29 (f)(g)(v)	1,556,051	1,561,886
		14,528,193
TOTAL HEALTH CARE		94,551,832
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/28 (g)(v)(w)	980,000	987,350
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 4/21/31 (f)(g)(v)	1,210,000	1,217,563
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 8/24/28 (f)(g)(v)	6,302,533	6,329,508
Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5594% 2/28/31 (f)(g)(v)	359,100	360,357
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/22/30 (f)(g)(v)	1,363,231	1,368,861
		10,263,639
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4292% 11/23/29 (f)(g)(j)(v)	780,000	780,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (f)(g)(v)	743,172	744,799
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4519% 3/24/28 (f)(g)(j)(v)	935,900	730,938
		2,255,737
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (f)(g)(v)	4,565,619	3,860,505
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 1/3/29 (f)(g)(v)	2,475,000	2,481,707
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6792% 10/22/28 (f)(g)(v)	279,286	279,330
CME Term SOFR 1 Month Index + 3.750% 8.8292% 11/3/28 (f)(g)(v)	1,000,000	1,003,570
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/24/29 (f)(g)(v)	1,827,039	1,830,090
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (f)(g)(v)	11,394,723	11,321,455
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 3/20/31 (f)(g)(v)	760,000	765,229
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (f)(g)(v)	4,439,894	4,442,424
		25,984,310
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (f)(g)(v)	11,464,539	11,529,084
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 3/19/26 (f)(g)(v)	3,003,760	3,011,270
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1792% 5/14/28 (f)(g)(v)	5,008,490	5,007,639
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3206% 2/15/29 (f)(g)(v)	4,255,425	4,279,383
CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/23/27 (f)(g)(v)	2,619,890	2,632,990
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1937% 1/31/28 (f)(g)(v)	651,642	656,529
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (f)(g)(v)	586,500	590,166
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (f)(g)(v)	3,099,821	3,110,670
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (f)(g)(v)	1,308,043	1,312,739
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6937% 6/30/28 (f)(g)(v)	1,487,372	1,494,437
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (f)(g)(v)	2,120,000	2,135,455
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/31/28 (f)(g)(v)	1,430,000	1,437,150
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (f)(g)(v)	7,498,589	7,537,657
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3281% 5/1/30 (f)(g)(v)	785,000	788,925
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2295% 5/3/29 (f)(g)(v)	1,380,413	1,297,588
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5749% 2/10/31 (f)(g)(v)	753,113	755,937
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 11/30/28 (f)(g)(v)	1,300,302	1,302,941
CME Term SOFR 1 Month Index + 2.750% 8.0709% 11/30/28 (f)(g)(v)	629,078	630,915
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 11/30/28 (f)(g)(v)	99,389	99,590
CME Term SOFR 1 Month Index + 2.750% 8.0709% 11/30/28 (f)(g)(v)	34,376	34,476
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (f)(g)(v)	2,743,481	2,758,433
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/19/28 (f)(g)(v)	1,009,835	1,013,753
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/21/28 (f)(g)(v)	1,967,241	1,976,468
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8278% 10/21/30 (f)(g)(v)	2,405,000	2,407,501
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6937% 4/21/27 (f)(g)(v)	1,662,829	1,425,876
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6851% 6/21/28 (f)(g)(v)	4,395,443	4,400,937
Omnia Partners LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 7/25/30 (g)(v)(w)	385,000	386,228
CME Term SOFR 1 Month Index + 3.750% 9.0745% 7/25/30 (f)(g)(v)	2,683,275	2,691,835
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (f)(g)(v)	2,217,625	2,130,029
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (f)(g)(v)	2,675,000	2,692,842
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 3/19/28 (f)(g)(v)	841,242	839,139
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 7/8/28 (f)(g)(v)	1,001,938	997,289
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5701% 4/14/29 (f)(g)(v)	1,615,000	1,644,781
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (f)(g)(v)	1,516,000	1,509,375
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0792% 11/3/29 (f)(g)(v)	883,584	886,552
		77,406,579
Construction & Engineering - 0.1%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (f)(g)(v)	1,105,000	1,112,945
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0513% 5/14/28 (f)(g)(v)	982,481	980,162
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/23/27 (f)(g)(v)	1,905,529	1,915,056
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/4/28 (f)(g)(v)	3,770,930	3,794,121
CME Term SOFR 3 Month Index + 3.250% 8.6792% 6/2/28 (f)(g)(v)	979,950	985,545
		8,787,829
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8992% 10/8/27 (f)(g)(v)	1,770,431	1,776,787
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9304% 3/2/27 (f)(g)(v)	2,985,000	2,995,089
		4,771,876
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3012% 4/10/31 (f)(g)(v)	2,205,000	2,209,763
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (f)(g)(v)	4,063,885	4,089,285
		6,299,048
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6728% 3/17/30 (f)(g)(v)	1,174,056	1,178,459
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8132% 9/28/28 (f)(g)(v)	990,361	989,945
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.42% 3/25/31 (f)(g)(v)	3,075,000	3,092,927
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (f)(g)(v)	1,430,604	1,439,545
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.5715% 4/16/25 (f)(g)(j)(v)	514,843	487,196
		7,188,072
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (f)(g)(v)	2,667,789	2,768,952
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/21/31 (f)(g)(v)	1,035,000	1,039,740
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7749% 6/4/29 (f)(g)(v)	1,380,000	1,376,550
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (f)(g)(v)	3,036,074	3,103,687
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (f)(g)(v)	1,296,412	1,333,826
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0706% 2/24/31 (f)(g)(v)	2,670,000	2,676,194
		12,298,949
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9437% 2/4/28 (f)(g)(v)	1,143,095	1,146,387
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 12/30/28 (f)(g)(v)	1,790,840	1,797,842
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 9/30/28 (f)(g)(v)	725,077	727,042
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (f)(g)(v)	9,585,795	9,442,008
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 8/16/28 (f)(g)(v)	1,810,738	1,814,885
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (f)(g)(v)	3,918,932	3,458,458
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 1/21/31 (f)(g)(v)	600,000	603,000
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 5/21/31 (g)(v)(w)	690,000	691,725
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 2/24/28 (f)(g)(v)	1,104,421	1,109,534
		20,790,881
Trading Companies & Distributors - 0.0%
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (f)(g)(v)	2,990,000	3,002,917
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0792% 2/14/31 (f)(g)(v)	1,315,000	1,324,205
		4,327,122
Transportation Infrastructure - 0.0%
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.071% 5/7/29 (f)(g)(v)	295,000	228,625
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.071% 5/7/28 (f)(g)(v)	1,345,000	1,184,353
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.571% 7/26/28 (f)(g)(v)	2,541,599	2,549,224
		3,962,202
TOTAL INDUSTRIALS		184,336,244
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (f)(g)(v)	4,509,513	3,080,584
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (f)(g)(v)	1,600,932	1,253,530
		4,334,114
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 7/2/29 (f)(g)(v)	3,773,772	3,788,867
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1937% 3/31/29 (f)(g)(v)	315,000	304,466
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (f)(g)(v)	1,486,241	1,480,043
CME Term SOFR 1 Month Index + 4.750% 10.0792% 3/31/28 (f)(g)(v)	590,504	591,614
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 8/10/27 (f)(g)(v)	804,687	805,251
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 11/12/29 (f)(g)(v)	1,559,692	1,563,670
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0632% 5/30/30 (f)(g)(v)	1,374,317	1,376,035
		9,909,946
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (f)(g)(v)	1,312,500	1,315,506
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0594% 2/3/31 (f)(g)(v)	285,000	286,157
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (f)(g)(v)	945,000	948,884
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (f)(g)(v)	1,455,778	1,437,581
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (f)(g)(v)	492,512	349,068
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (f)(g)(v)	2,934,886	2,934,886
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 2/1/28 (f)(g)(v)	9,508,902	9,512,230
		16,784,312
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8224% 8/17/29 (f)(g)(v)	2,528,108	2,539,914
Software - 0.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (f)(g)(v)	1,507,347	1,504,830
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (f)(g)(v)	3,048,588	3,073,098
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8292% 10/25/28 (f)(g)(v)	511,141	513,273
CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/19/30 (f)(g)(v)	3,758,895	3,768,744
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1792% 12/10/29 (f)(g)(v)	2,020,380	1,980,983
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (f)(g)(v)	6,178,510	6,169,798
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (d)(g)(j)(v)(x)	17,698	17,698
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (d)(g)(j)(v)(x)	17,698	17,698
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(f)(g)(v)	2,068,832	435,200
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/31/31 (f)(g)(v)	4,610,373	4,611,526
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 7/6/29 (f)(g)(v)	3,502,480	3,529,344
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (f)(g)(v)	6,962,817	6,986,003
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/24/31 (f)(g)(v)	1,245,000	1,251,225
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (f)(g)(v)	3,846,014	3,854,014
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 10/16/26 (f)(g)(v)	6,738,986	6,701,584
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3292% 2/19/29 (f)(g)(v)	1,470,000	1,323,617
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (f)(g)(j)(v)	56,001	56,001
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 10/7/29 (f)(g)(v)	4,433,096	4,456,857
Epicor Software Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 7/31/27 (f)(g)(v)	3,773,931	3,785,970
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (f)(g)(j)(v)	2,397,849	2,397,849
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (f)(g)(v)	2,543,675	2,552,908
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4292% 9/12/29 (f)(g)(v)	4,528,052	4,530,316
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 12/1/27 (f)(g)(v)	1,386,074	1,395,236
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0519% 7/15/30 (f)(g)(v)	821,491	823,290
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1632% 3/1/29 (f)(g)(v)	6,027,336	6,024,322
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 5/3/28 (f)(g)(v)	11,214,543	11,227,328
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5657% 2/23/29 (f)(g)(v)	1,660,000	1,650,140
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (g)(v)(w)	6,055,000	5,923,788
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5792% 1/31/30 (f)(g)(v)	3,785,409	3,809,295
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (f)(g)(v)	12,553,222	12,555,607
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (f)(g)(v)	3,420,000	3,441,683
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3249% 8/31/28 (f)(g)(v)	4,403,638	4,413,546
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1858% 5/15/28 (f)(g)(v)	5,338,315	2,378,913
CME Term SOFR 1 Month Index + 6.250% 11.6858% 5/15/28 (f)(g)(v)	1,678,777	1,686,466
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 4/22/28 (f)(g)(v)	3,960,974	3,905,521
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (f)(g)(v)	1,891,489	1,860,223
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (f)(g)(v)	5,463,619	5,460,232
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (f)(g)(v)	1,367,976	1,377,661
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9437% 8/11/28 (f)(g)(v)	845,000	834,226
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3199% 5/9/31 (f)(g)(v)	4,025,000	4,040,255
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5699% 2/10/31 (f)(g)(v)	11,847,601	11,931,956
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5709% 4/14/31 (f)(g)(v)	3,162,808	3,182,576
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3278% 3/19/31 (f)(g)(v)	595,000	597,975
		152,038,775
TOTAL INFORMATION TECHNOLOGY		185,607,061
MATERIALS - 0.5%
Chemicals - 0.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (f)(g)(v)	1,650,000	1,589,495
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (f)(g)(v)	423,910	383,109
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (f)(g)(v)	3,861,227	3,861,227
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4292% 10/1/29 (f)(g)(v)	345,000	313,088
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 11/24/27 (f)(g)(v)	1,066,500	1,058,501
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1792% 11/24/28 (f)(g)(v)	485,000	466,813
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 11/24/27 (f)(g)(v)	3,995,339	3,960,380
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 5/29/29 (f)(g)(v)	1,846,567	1,857,333
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (f)(g)(v)	3,110,000	3,093,144
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8199% 11/1/30 (f)(g)(v)	2,020,000	2,025,676
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (f)(g)(v)	7,047,154	7,042,785
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2581% 5/27/28 (f)(g)(v)	2,802,931	2,724,337
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (f)(g)(v)	1,640,888	1,592,695
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (f)(g)(v)	7,569,342	7,569,342
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8667% 3/15/30 (f)(g)(v)	675,000	612,900
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/1/30 (f)(g)(v)	898,213	897,835
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6792% 4/2/29 (f)(g)(v)	2,480,000	2,478,462
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.33% 4/10/30 (f)(g)(v)	2,128,939	2,139,584
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (f)(g)(v)	1,327,985	1,246,646
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8202% 4/3/28 (f)(g)(v)	1,141,375	1,149,935
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (f)(g)(v)	3,335,322	3,356,168
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (f)(g)(v)	2,950,194	2,967,718
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (f)(g)(v)	4,199,610	4,214,854
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (f)(g)(v)	1,015,000	1,019,365
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 8/18/28 (f)(g)(v)	4,686,731	4,713,117
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (g)(v)(x)	262,275	264,080
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (f)(g)(v)	1,197,725	1,205,965
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (f)(g)(v)	1,533,622	1,537,180
		65,341,734
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/5/30 (f)(g)(v)	571,200	573,165
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 4/2/29 (f)(g)(v)	367,122	369,417
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 3/27/28 (f)(g)(v)	1,676,869	1,688,741
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0792% 10/19/27 (f)(g)(v)	497,455	499,430
		3,130,753
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 3/3/28 (f)(g)(v)	3,282,311	3,274,729
Berlin Packaging, LLC:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1835% 3/11/28 (f)(g)(v)	3,124,177	3,127,707
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/9/31 (g)(v)(w)	605,000	605,883
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1853% 7/1/29 (f)(g)(v)	3,168,722	3,176,898
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1042% 4/13/29 (f)(g)(v)	11,109,813	11,165,362
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 8/4/27 (f)(g)(v)	3,457,761	3,469,379
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (f)(g)(v)	2,235,256	2,031,848
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 4/14/31 (f)(g)(v)	805,000	808,526
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0792% 8/3/26 (f)(g)(v)	688,203	690,048
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 1/30/27 (f)(g)(v)	955,609	958,629
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 3/27/31 (f)(g)(v)	600,000	605,502
		29,914,511
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (f)(g)(v)	1,728,234	1,730,394
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 5/8/31 (g)(v)(w)	1,625,000	1,627,324
		3,357,718
TOTAL MATERIALS		101,744,716
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1937% 8/21/25 (f)(g)(v)	167,800	167,852
CME Term SOFR 1 Month Index + 3.250% 8.6792% 1/31/30 (f)(g)(v)	420,235	421,285
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (f)(g)(v)	910,499	915,052
		1,504,189
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (f)(g)(v)	4,275,000	4,295,563
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8292% 8/22/29 (f)(g)(v)	1,398,503	1,410,152
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8292% 6/23/27 (f)(g)(v)	1,440,000	1,444,954
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3292% 12/20/30 (f)(g)(v)	1,439,418	1,444,038
		8,594,707
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 7/20/30 (f)(g)(v)	1,059,675	1,060,268
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (f)(g)(v)	2,647,602	2,501,984
		3,562,252
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 6/23/28 (f)(g)(v)	108,060	107,520
TOTAL UTILITIES		12,264,479
TOTAL BANK LOAN OBLIGATIONS (Cost $1,158,725,381)		1,147,240,276

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (f)(g)	5,039,000	4,971,862
KeyBank NA 6.95% 2/1/28	718,000	734,171
Regions Bank 6.45% 6/26/37	8,935,000	9,130,886
TOTAL BANK NOTES (Cost $15,852,902)		14,836,919

Preferred Securities - 0.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(m)		1,000,000	928,080
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (f)(m)	EUR	2,500,000	2,708,144
3.875% (Reg. S) (f)(m)	EUR	5,400,000	5,432,715
			8,140,859
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (m)		1,486,000	1,509,219
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (f)(m)	EUR	5,510,000	5,624,990
TOTAL CONSUMER STAPLES			7,134,209
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (f)(g)(m)		12,148,000	12,091,553
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7009% (f)(g)(m)		1,825,000	1,805,215
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (f)(g)(m)		3,330,000	3,304,636
			17,201,404
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (f)(m)	EUR	1,780,000	1,931,389
Banco de Credito e Inversiones 8.75% (b)(f)(m)		550,000	575,609
Banco del Estado de Chile 7.95% (b)(f)(m)		480,000	493,800
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(f)(g)(m)		805,000	809,790
Banco Mercantil del Norte SA:
6.75% (b)(f)(m)		1,145,000	1,139,275
7.625% (b)(f)(m)		902,000	888,470
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (f)(g)(m)		475,000	474,975
5.875% (f)(m)		2,585,000	2,537,895
6.25% (f)(m)		1,540,000	1,533,269
Barclays PLC:
5.875% (Reg. S) (f)(m)	GBP	1,000,000	1,264,693
7.125% (f)(m)	GBP	250,000	314,943
8.875% (f)(m)	GBP	1,000,000	1,297,999
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(f)		485,000	447,413
5.35% 11/12/29 (b)(f)		265,000	261,245
8.45% 6/29/38 (b)(f)		555,000	582,797
Citigroup, Inc. 7.125% (f)(m)		1,195,000	1,191,727
Citigroup, Inc. 4.7% (f)(m)		1,205,000	1,179,314
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(m)		200,000	199,718
JPMorgan Chase & Co.:
4.6% (f)(m)		690,000	677,202
6.1% (f)(m)		2,255,000	2,262,888
Lloyds Banking Group PLC 5.125% (f)(m)	GBP	220,000	276,130
M&T Bank Corp.:
3.5% (f)(m)		275,000	226,278
5.125% (f)(m)		545,000	511,608
NBK Tier 1 Ltd. 3.625% (b)(f)(m)		340,000	314,160
Tinkoff Bank JSC 6% (b)(d)(f)(j)(l)(m)		390,000	19,500
Wells Fargo & Co. 5.9% (f)(m)		1,420,000	1,417,283
			22,829,370
Capital Markets - 0.1%
Charles Schwab Corp. 4% (f)(m)		1,655,000	1,378,380
Credit Suisse Group AG Claim (d)(m)		7,755,000	853,050
Goldman Sachs Group, Inc. 7.5% (f)(m)		1,630,000	1,674,686
UBS Group AG 7% (Reg. S) (f)(m)		644,000	642,253
			4,548,369
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (f)(m)		740,000	651,463
4.7% (f)(m)		2,340,000	1,871,336
			2,522,799
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (f)(m)		4,059,000	3,957,525
TOTAL FINANCIALS			33,858,063
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (f)(m)	GBP	900,000	1,039,310
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (f)(m)		1,325,000	1,318,693
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,134,000	5,099,488
Air Lease Corp. 4.125% (f)(m)		2,828,000	2,528,930
Aircastle Ltd. 5.25% (b)(f)(m)		2,985,000	2,835,784
			10,464,202
TOTAL INDUSTRIALS			12,822,205
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(f)(m)		350,000	333,047
5.65% (b)(f)(m)		1,015,000	1,006,119
			1,339,166
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(f)(m)		2,015,000	1,934,400
9.125% (b)(f)(m)		485,000	519,556
			2,453,956
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (f)(m)		5,250,000	3,753,750
Aroundtown SA 3.375% (Reg. S) (f)(m)	EUR	6,000,000	4,072,193
Citycon Oyj 4.496% (Reg. S) (f)(m)	EUR	1,555,000	1,408,370
CPI Property Group SA 3.75% (Reg. S) (f)(m)	EUR	3,955,000	2,200,702
Grand City Properties SA 1.5% (Reg. S) (f)(m)	EUR	6,000,000	4,130,134
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(m)	EUR	5,790,000	4,696,124
3.625% (Reg. S) (f)(m)	EUR	1,410,000	1,009,748
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(m)	EUR	2,605,000	873,971
			22,144,992
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (f)(m)	GBP	1,920,000	2,337,072
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (f)(m)	EUR	705,000	756,163
TOTAL UTILITIES			3,093,235
TOTAL PREFERRED SECURITIES (Cost $129,861,705)			109,116,169

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (y)	492,091,925	492,190,344
Fidelity Securities Lending Cash Central Fund 5.39% (y)(z)	51,422,335	51,427,478
TOTAL MONEY MARKET FUNDS (Cost $543,615,625)		543,617,822

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	12,600,000	551,936
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	14,100,000	569,387
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	12,900,000	515,017
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	12,500,000	478,127
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	25,400,000	1,088,573
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	14,300,000	548,881
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	22,400,000	833,182
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,300,000	810,423
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	25,800,000	1,036,101

TOTAL PUT OPTIONS			6,431,627
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	12,600,000	435,992
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	14,100,000	269,351
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	12,900,000	513,205
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	12,500,000	527,937
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	25,400,000	916,433
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	14,300,000	289,445
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	22,400,000	620,937
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,300,000	484,011
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	25,800,000	1,019,335

TOTAL CALL OPTIONS			5,076,646
TOTAL PURCHASED SWAPTIONS (Cost $12,352,760)			11,508,273

TOTAL INVESTMENT IN SECURITIES - 116.5% (Cost $24,634,270,342)	22,960,987,259
NET OTHER ASSETS (LIABILITIES) - (16.5)%	(3,252,963,052)
NET ASSETS - 100.0%	19,708,024,207

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(16,050,000)	(12,850,890)
2% 6/1/54	(10,200,000)	(8,166,921)
2% 6/1/54	(62,650,000)	(50,162,508)
2.5% 6/1/54	(48,900,000)	(40,730,218)
2.5% 6/1/54	(50,000)	(41,646)
3.5% 6/1/54	(44,800,000)	(39,961,452)
3.5% 6/1/54	(50,950,000)	(45,447,232)
4.5% 6/1/54	(40,100,000)	(37,883,785)
5.5% 6/1/54	(13,900,000)	(13,785,028)
5.5% 6/1/54	(12,200,000)	(12,099,089)
6% 6/1/54	(17,200,000)	(17,313,138)
6% 6/1/54	(13,975,000)	(14,066,925)
6% 6/1/54	(11,200,000)	(11,273,671)
6% 6/1/54	(13,975,000)	(14,066,925)
6% 6/1/54	(11,200,000)	(11,273,671)
6% 6/1/54	(31,800,000)	(32,009,174)
6% 6/1/54	(2,225,000)	(2,239,636)
6% 6/1/54	(9,700,000)	(9,763,805)

TOTAL GINNIE MAE		(373,135,714)

Uniform Mortgage Backed Securities
2% 6/1/54	(273,000,000)	(210,444,480)
2% 6/1/54	(3,400,000)	(2,620,920)
2% 6/1/54	(22,700,000)	(17,498,497)
2% 6/1/54	(82,900,000)	(63,904,203)
2% 6/1/54	(66,200,000)	(51,030,859)
2% 6/1/54	(88,900,000)	(68,529,356)
2% 6/1/54	(77,050,000)	(59,394,678)
2% 6/1/54	(49,400,000)	(38,080,430)
2.5% 6/1/54	(7,825,000)	(6,314,104)
2.5% 6/1/54	(7,300,000)	(5,890,474)
2.5% 6/1/54	(74,300,000)	(59,953,725)
2.5% 6/1/54	(23,025,000)	(18,579,199)
2.5% 6/1/54	(30,325,000)	(24,469,673)
2.5% 6/1/54	(7,825,000)	(6,314,104)
2.5% 6/1/54	(4,225,000)	(3,409,213)
2.5% 6/1/54	(22,950,000)	(18,518,681)
3% 6/1/54	(3,600,000)	(3,025,970)
3% 6/1/54	(57,550,000)	(48,373,486)
3% 6/1/54	(3,600,000)	(3,025,970)
3% 6/1/54	(21,300,000)	(17,903,653)
3% 6/1/54	(3,975,000)	(3,341,175)
3% 6/1/54	(39,700,000)	(33,369,720)
3% 6/1/54	(25,100,000)	(21,097,732)
3.5% 6/1/54	(40,000,000)	(35,051,576)
3.5% 6/1/54	(38,925,000)	(34,109,565)
3.5% 6/1/54	(9,650,000)	(8,456,193)
3.5% 6/1/54	(58,075,000)	(50,890,507)
3.5% 6/1/54	(88,575,000)	(77,617,334)
4% 6/1/54	(28,600,000)	(25,939,965)
4% 6/1/54	(7,100,000)	(6,439,642)
4% 6/1/54	(51,450,000)	(46,664,728)
4.5% 6/1/54	(3,800,000)	(3,557,307)
4.5% 6/1/54	(7,900,000)	(7,395,454)
4.5% 6/1/54	(25,725,000)	(24,082,032)
4.5% 6/1/54	(7,900,000)	(7,395,454)
4.5% 6/1/54	(2,250,000)	(2,106,300)
4.5% 6/1/54	(1,550,000)	(1,451,007)
5.5% 6/1/54	(4,250,000)	(4,180,438)
5.5% 6/1/54	(4,250,000)	(4,180,438)
6% 6/1/54	(6,900,000)	(6,908,891)
6% 6/1/54	(22,100,000)	(22,128,478)
6% 6/1/54	(62,700,000)	(62,780,795)
6% 6/1/54	(21,950,000)	(21,978,285)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,238,404,691)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,614,803,197)		(1,611,540,405)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	59	Jun 2024	4,422,527	(145,052)	(145,052)
TME 10 Year Canadian Note Contracts (Canada)	190	Sep 2024	16,572,288	(32,013)	(32,013)

TOTAL BOND INDEX CONTRACTS					(177,065)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	Sep 2024	870,375	(4,345)	(4,345)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	185	Sep 2024	37,685,078	(35,007)	(35,007)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10,899	Sep 2024	1,153,080,141	(3,509,859)	(3,509,859)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	109	Sep 2024	12,650,813	(147,532)	(147,532)

TOTAL TREASURY CONTRACTS					(3,696,743)

TOTAL PURCHASED					(3,873,808)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	34	Sep 2024	4,173,016	40,371	40,371

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,105	Sep 2024	229,017,422	1,063,764	1,063,764
CBOT 5-Year U.S. Treasury Note Contracts (United States)	757	Sep 2024	80,088,234	227,844	227,844
CBOT Long Term U.S. Treasury Bond Contracts (United States)	351	Sep 2024	40,737,938	476,461	476,461

TOTAL TREASURY CONTRACTS					1,768,069

TOTAL SOLD					1,808,440

TOTAL FUTURES CONTRACTS					(2,065,368)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	28,000	USD	18,620	Brown Brothers Harriman & Co	6/03/24	9
CAD	118,000	USD	86,555	Brown Brothers Harriman & Co	6/03/24	22
EUR	2,000,000	USD	2,171,140	Brown Brothers Harriman & Co	6/04/24	(1,040)
EUR	644,000	USD	703,111	Brown Brothers Harriman & Co	8/22/24	(1,763)
EUR	400,000	USD	434,528	Brown Brothers Harriman & Co	8/22/24	1,092
EUR	299,000	USD	324,120	Canadian Imperial Bk. of Comm.	8/22/24	1,506
USD	15,330	AUD	23,000	Brown Brothers Harriman & Co	8/22/24	(8)
USD	88,129	AUD	133,000	JPMorgan Chase Bank, N.A.	8/22/24	(565)
USD	167,515	CAD	228,000	Brown Brothers Harriman & Co	8/22/24	(49)
USD	122,266	CAD	167,000	Brown Brothers Harriman & Co	8/22/24	(467)
USD	3,311,579	EUR	3,039,000	BNP Paribas S.A.	8/22/24	1,958
USD	528,378	EUR	484,000	Bank of America, N.A.	8/22/24	1,278
USD	1,990,495	EUR	1,827,000	Brown Brothers Harriman & Co	8/22/24	801
USD	2,531,660	EUR	2,329,000	Brown Brothers Harriman & Co	8/22/24	(4,736)
USD	253,123,222	EUR	234,084,000	Goldman Sachs Bank USA	8/22/24	(1,805,855)
USD	88,410,228	GBP	70,598,000	Bank of America, N.A.	8/22/24	(1,586,592)
USD	776,051	GBP	619,000	Brown Brothers Harriman & Co	8/22/24	(13,037)
USD	2,335,062	JPY	358,450,000	Citibank, N. A.	8/22/24	27,845

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(3,379,601)
Unrealized Appreciation						34,511
Unrealized Depreciation						(3,414,112)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,230,000	(20,103)	15,420	(4,683)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,220,000	(19,939)	15,294	(4,645)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,600,000	(42,494)	32,599	(9,895)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	3,000,000	1,558	(29,143)	(27,585)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,800,000	(52,454)	46,534	(5,920)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	2,500,000	(72,852)	64,368	(8,484)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,250,000	(36,426)	32,308	(4,118)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,850,000	(53,911)	47,840	(6,071)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		20,000	104	(215)	(111)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		11,500,000	129,698	(132,628)	(2,930)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		7,400,000	109,999	(122,801)	(12,802)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,800,000	101,080	(162,125)	(61,045)
CMBX N.A. AAA Index Series 16		Apr 2065	JPMorgan Securities LLC	(0.5%)	Monthly		2,330,000	34,635	(36,876)	(2,241)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		1,760,000	365,727	(466,507)	(100,780)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		630,000	93,918	(173,262)	(79,344)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		590,000	87,955	(168,663)	(80,708)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		930,000	138,641	(227,432)	(88,791)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,760,000	262,375	(428,803)	(166,428)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		290,000	43,232	(66,970)	(23,738)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		530,000	79,011	(118,341)	(39,330)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	254,921	(450,035)	(195,114)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,710,000	(136,241)	(384,619)	(520,860)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,480,000	220,634	(427,595)	(206,961)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		620,000	92,428	(158,807)	(66,379)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		5,980,000	891,479	(1,753,251)	(861,772)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	81,992	(134,650)	(52,658)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	81,992	(132,061)	(50,069)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		250,000	37,269	(65,760)	(28,491)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		850,000	126,715	(257,397)	(130,682)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,160,000	172,929	(327,793)	(154,864)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,170,000	174,420	(327,799)	(153,379)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		620,000	92,428	(146,689)	(54,261)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,700,000	253,431	(391,413)	(137,982)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	161,003	(258,943)	(97,940)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,080,000	161,003	(267,113)	(106,110)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		550,000	81,992	(136,701)	(54,709)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,260,000	187,837	(318,819)	(130,982)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,200,000	178,892	(200,752)	(21,860)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	89,446	(101,133)	(11,687)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		1,000,000	114,167	(162,990)	(48,823)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	102,750	(129,465)	(26,715)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		500,000	57,084	(66,345)	(9,261)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,000,000	114,167	(140,349)	(26,182)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	57,084	(71,925)	(14,841)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	2,500,000	(557,583)	534,100	(23,483)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	950,000	(211,882)	202,135	(9,747)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	3,050,000	56,047	(68,812)	(12,765)
Societe Generale France		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	3,400,000	7,524	(23,580)	(16,056)
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,750,000	49,049	(60,714)	(11,665)

TOTAL BUY PROTECTION								4,142,731	(8,108,678)	(3,965,947)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly		2,100,000	13,229	0	13,229
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(104)	466	362

TOTAL SELL PROTECTION								13,125	466	13,591
TOTAL CREDIT DEFAULT SWAPS								4,155,856	(8,108,212)	(3,952,356)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	132,048,000	1,227,580	0	1,227,580
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	112,351,000	1,437,524	0	1,437,524
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	22,872,000	416,374	0	416,374
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	88,992,000	2,038,201	0	2,038,201
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	8,254,000	371,074	0	371,074
TOTAL INTEREST RATE SWAPS							5,490,753	0	5,490,753

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,198,337,750 or 21.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing - Security is in default.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $899,590 or 0.0% of net assets.

(j)	Level 3 security
(k)	A portion of the security sold on a delayed delivery basis.
(l)	Non-income producing
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $9,910,758.
(o)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,800,162.

(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,269,901.
(q)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $9,145,458.

(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(t)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(u)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(v)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(w)	The coupon rate will be determined upon settlement of the loan after period end.
(x)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $297,672 and $299,476, respectively.

(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	791,880

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	500,115,355	4,463,163,816	4,471,088,855	23,103,481	28	-	492,190,344	1.0%
Fidelity Securities Lending Cash Central Fund 5.39%	120,678,671	2,389,148,550	2,458,399,743	138,728	-	-	51,427,478	0.2%
Total	620,794,026	6,852,312,366	6,929,488,598	23,242,209	28	-	543,617,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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